                     GENERAL AMERICAN CAPITAL COMPANY




                                    August 2000


Dear Shareholder:

We are pleased to provide you with the Annual Report for General American Capital Company, covering financial results through June 30, 2000. General American Capital Company is an underlying investment vehicle for variable universal life insurance and variable annuity products offered by General American Life Insurance Company and other affiliated insurance companies.

This report contains financial data and management commentary organized by fund so that you can see each fund's total picture in one place. We've also included an Economic Overview for a broader prospective on the events that influenced investment performance over the first six months of the year.

We hope you find this report informative. Thank you for choosing our investment funds.

                                     /s/ Richard A. Liddy

                                            Richard A. Liddy
                                            Chairman of the Board

                           ECONOMIC OVERVIEW


Evidence of slower economic growth continues to accumulate. Higher interest rates, a sluggish stock market, and higher energy prices are acting to dampen growth. We think that inflation will gradually rise through 2000. We expect further Federal Reserve rate hikes in response to inflation risk. Higher energy prices and Fed policy pose a risk of recession in 2001.

After dropping below 2 percent last year, the 12-month change in core inflation has started to move higher. Oil prices rose back over $30 per barrel, after falling to $25 early this spring. Prices of gasoline, natural gas and electricity have all moved higher. Higher energy prices are likely to keep the overall Consumer Price Index rising faster than the core rate this summer. Moreover, larger gains in the Employment Cost Index suggest that tight labor markets are pushing up labor cost inflation.

Inflation news had only modest impact on financial markets. With spreading signs of slower economic growth, there seemed to be less concern with future inflation. Prior to this spring, housing was the only major sector that had experienced slower growth. In the second quarter, signs of slowdown spread. Retail sales fell in both April and May, the first back-to-back declines since 1997. After growing at an annual rate in excess of 5 percent for three consecutive quarters, the economy appears to have slipped to less than a 4 percent rate last quarter.

We think the economy is slowing, but we expect the Fed to keep hiking short-term interest rates, until growth has slowed enough to push up unemployment modestly. The most likely outlook is a "soft landing", in which the Fed pushes growth down to 2.5 to 3.5 percent, and then maintains short-term interest rates at high levels to prevent a resurgence in growth. In this scenario, the Federal government would continue to run large budget surpluses; the resulting pay-down of Treasury debt would keep downward pressure on longer Treasury bond yields.

We see a growing risk of recession in early 2001 (although it is not the most likely outlook). If energy prices stay high, consumers will feel a financial pinch during the coming winter heating season - on top of this summer's higher gasoline prices. Low inventories of natural gas and heating oil are making higher prices increasingly likely. In addition, if the stock market stays flat or down, households may start to feel a greater need to modify spending habits and increase saving. Saving activity has fallen to very low levels; it would require a significant cutback in spending growth (relative to income growth) to restore saving to historic levels. A short, shallow recession would push up unemployment modestly and reduce inflation pressures. This might be the only scenario that would allow the Fed to lower short-term interest rates significantly.

       GENERAL AMERICAN CAPITAL COMPANY S & P 500 INDEX FUND

--------------------------------------------------------------------
 MANAGEMENT DISCUSSION

 Market jitters were the story during the early part of the second quarter, affecting the majority of equities aside from the largest value stocks. Investors were quick to get out of new economy sectors and into more traditional industries as analysts began questioning the profitability of the internet-related companies. In June, growth stocks made a nice recovery as investors began to ease back into the technology sector and stocks in general. The S&P 500 Index Fund (down 0.1% gross) closely tracked the performance of its benchmark, the S&P 500 index (down 0.4%), in the first six months of 2000.

--------------------------------------------------------------------
 GROWTH OF A $10,000 INVESTMENT

                              [GRAPH]

--------------------------------------------------------------------
 ANNUAL RETURNS

PERIODS ENDED JUNE 30, 2000                   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS  LIFE OF FUND

Annual Returns                                   7.17%        23.50%        17.49%         15.19%

 The fund's performance reflects administrative and management charges, while such charges are not reflected in the performance of the index.

         Past performance is no assurance of future results.

       GENERAL AMERICAN CAPITAL COMPANY S & P 500 INDEX FUND

--------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES
 June 30, 2000 (unaudited)

 ASSETS:
   Investments, at market value:
    (see accompanying schedule)
     Common Stocks                         $768,894,919
     Short term securities                    2,919,614
                                           ------------
       Total investments                    771,814,533
   Cash                                         140,072
   Broker receivable                          1,651,789
   Dividends receivable                         547,930
                                           ------------
       Total assets                         774,154,324
                                           ------------

 LIABILITIES:
   Payable to Conning Asset Management
    Company                                     170,275
   Payable to General American Life
    Insurance Company                            34,055
                                           ------------
       Total liabilities                        204,330
                                           ------------
         Total net assets                  $773,949,994
                                           ============

 TOTAL SHARES OF CAPITAL STOCK
  OUTSTANDING                                12,742,354

 Net asset value per share (Total net
  assets divided by total shares of
  capital stock outstanding)               $      60.74

 TOTAL AMORTIZED COST OF INVESTMENTS       $455,810,669

--------------------------------------------------------------------
 STATEMENT OF OPERATIONS
 For the six months ended June 30, 2000
  (unaudited)

 INVESTMENT INCOME:
   Dividends                              $   4,755,159
   Interest                                     148,413
                                          -------------
     Total investment income                  4,903,572
                                          -------------
 EXPENSES:
   Investment management charge               1,049,102
   Administrative charge                        209,821
                                          -------------
     Total expenses                           1,258,923
                                          -------------
       Net investment income                  3,644,649
                                          -------------
 NET REALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments         114,413,603
                                          -------------
 NET UNREALIZED LOSS ON INVESTMENTS:
   Net unrealized loss on investments      (121,878,722)
                                          -------------
 NET DECREASE IN NET ASSETS FROM
  OPERATIONS                              $  (3,820,470)
                                          =============

----------------------------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
                                                                SIX MONTHS               YEAR ENDED
                                                               ENDED JUNE 30            DECEMBER 31
                                                               -------------            ------------
                                                                 2000<F*>                   1999
                                                               -------------            ------------
 Operations:
     Net investment income                                     $  3,644,649             $  7,805,583
     Net realized gain                                          114,413,603               53,583,272
     Net unrealized gain (loss)                                (121,878,722)              88,991,629
                                                               ------------             ------------
         Net increase (decrease) in net assets from
           operations                                            (3,820,470)             150,380,484
     Capital share transactions                                (120,918,243)              47,818,779
                                                               ------------             ------------
         Net increase (decrease) in net assets                 (124,738,713)             198,199,263
     Net assets, beginning of year                              898,688,707              700,489,444
                                                               ------------             ------------
 Net assets, end of period                                     $773,949,994             $898,688,707
                                                               ============             ============

<F*> Unaudited

 See accompanying notes to the financial statements.

     GENERAL AMERICAN CAPITAL COMPANY S & P 500 INDEX FUND<F*>

---------------------------------------------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
                                                          SIX
                                                         MONTHS
                                                         ENDED
                                                        JUNE 30                      YEAR ENDED DECEMBER 31
                                                       ---------      -----------------------------------------------------
                                                       2000<F**>        1999           1998           1997           1996
                                                       ---------      --------       --------       --------       --------
 Net asset value, beginning of year <F1>               $  60.87       $  50.49       $  39.40       $  29.67       $  24.14
                                                       --------       --------       --------       --------       --------
 Income from operations:
 Net investment income                                     0.26           0.54           0.53           0.52           0.53
 Net realized and unrealized gain (loss) on
   investments                                            (0.39)          9.84          10.56           9.21           5.00
                                                       --------       --------       --------       --------       --------
 Net increase (decrease) in asset value per
   share                                                  (0.13)         10.38          11.09           9.73           5.53
                                                       --------       --------       --------       --------       --------
 Net asset value, end of period                        $  60.74       $  60.87       $  50.49       $  39.40       $  29.67
                                                       ========       ========       ========       ========       ========

 Total return <F2>                                       (0.22%)        20.57%         28.15%         32.80%         22.89%

 Net assets, end of period (in thousands)              $773,950       $898,689       $700,489       $501,577       $340,201
 Ratio of expenses to average net assets <F3>             0.30%          0.30%          0.30%          0.30%          0.30%
 Ratio of net investment income to average net
   assets <F3>                                            0.87%          0.99%          1.21%          1.48%          1.97%
 Portfolio turnover rate                                  7.74%         13.46%         13.14%         12.61%          8.93%

                                                                              YEAR ENDED DECEMBER 31
                                                       --------------------------------------------------------------------
                                                         1995           1994           1993           1992           1991
                                                       --------       --------       --------       --------       --------
 Net asset value, beginning of year <F1>               $  17.64       $  17.44       $  15.88       $  14.78       $  11.35
                                                       --------       --------       --------       --------       --------
 Income from operations:
 Net investment income                                     0.46           0.44           0.41           0.39           0.38
 Net realized and unrealized gain (loss) on
   investments                                             6.04          (0.24)          1.15           0.71           3.05
                                                       --------       --------       --------       --------       --------
 Net increase in asset value per share                     6.50           0.20           1.56           1.10           3.43
                                                       --------       --------       --------       --------       --------
 Net asset value, end of year                          $  24.14       $  17.64       $  17.44       $  15.88       $  14.78
                                                       ========       ========       ========       ========       ========

 Total return <F2>                                       36.85%          1.15%          9.83%          7.45%         30.21%

 Net assets, end of year (in thousands)                $247,313       $169,303       $161,761       $123,458       $102,076
 Ratio of expenses to average net assets <F3>             0.30%          0.30%          0.30%          0.30%          0.30%
 Ratio of net investment income to average net
   assets <F3>                                            2.19%          2.50%          2.47%          2.67%          2.89%
 Portfolio turnover rate                                  4.75%          7.38%          2.56%          4.38%          3.92%

 Notes:
 <F1> Components are computed and accumulated on a daily basis.
 <F2> The total return information shown in this table does not reflect expenses that apply to the separate accounts investing in the Fund or to the insurance or variable annuity contracts. Inclusion of these charges would reduce the total return figures for all periods shown.
 <F3> Computed on an annualized basis.

 <F*>  This Fund formerly known as the Equity Index Fund.
 <F**> Unaudited

 See accompanying notes to the financial statements.

       GENERAL AMERICAN CAPITAL COMPANY S & P 500 INDEX FUND

--------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - JUNE 30, 2000

 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                     SHARES        VALUE
 --------------------------------------------------------
 Aerospace & Military Technology (0.83%)
   Boeing Co.                      53,780    $  2,248,649
   Crane & Co.                      4,050          98,464
   General Dynamics Corp.          12,500         653,125
   B F Goodrich                     6,800         231,622
   Lockheed Martin Corp.           24,506         608,043
   Rockwell International Corp.    11,750         370,125
   Teledyne Technologies
     Inc.<F*>                           1              17
   Textron Inc.                     9,200         499,670
   United Technologies Corp.       29,400       1,730,925
                                             ------------
                                                6,440,640
                                             ------------
 Air Transport (0.27%)
   AMR Corp.<F*>                    9,100         240,577
   Delta Air Lines Inc.             8,000         404,496
   Fedex Corp.<F*>                 17,960         682,480
   Southwest Airlines              31,237         591,535
   US Air Group<F*>                 4,400         171,600
                                             ------------
                                                2,090,688
                                             ------------
 Apparel (0.27%)
   CVS Corp.                       24,300         972,000
   Liz Claiborne Inc.               3,700         130,425
   Nike Inc. Class B               17,100         680,785
   Reebok Intl. Inc.<F*>            3,400          54,186
   Russell Corp.                    2,000          40,000
   Springs Industries               1,100          35,200
   VF Corp.                         7,300         173,828
                                             ------------
                                                2,086,424
                                             ------------
 Business Machines (6.23%)
   Analog Devices<F*>              21,700       1,649,200
   Apple Computer Inc.<F*>         20,000       1,047,500
   Compaq Computer Corp.          104,924       2,682,067
   EMC Corp./Mass.<F*>            126,150       9,705,603
   Gateway Inc.<F*>                19,600       1,112,300
   IBM Corp.                      111,780      12,246,840
   Lexmark International
     Group<F*>                      7,900         531,275
   Milacron Inc.                    2,200          31,900
   Oracle Corp.<F*>               174,886      14,701,267
   Pitney Bowes Inc.               16,400         656,000
   Unisys Corp.<F*>                19,200         279,590
   Veritas Software Corp.<F*>      24,100       2,723,662
   Xerox Corp.                     41,150         853,863
                                             ------------
                                               48,221,067
                                             ------------
 Business Services (11.25%)
   Adaptec Inc.<F*>                 6,400         145,600
   Adobe Systems Inc.               7,400         962,000
   Automatic Data Processing
     Inc.                          39,100       2,094,274
   BMC Software Inc.<F*>           15,100         550,908
   Cabletron Systems<F*>           11,200         282,800


 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                     SHARES        VALUE
 --------------------------------------------------------
 Business Services (continued)
   Cendant Corp.<F*>               43,742    $    612,388
   Ceridian Corp.<F*>               8,900         214,152
   Cisco Systems Inc.<F*>         424,100      26,956,644
   Clear Channel
     Communications<F*>            21,000       1,575,000
   Computer Assoc. Intl.           36,500       1,868,326
   Compuware Corp.<F*>             22,300         231,363
   Convergys Corp.<F*>              9,500         492,813
   Dell Computers<F*>             159,000       7,840,608
   Deluxe Corp.                     4,500         106,029
   Equifax Inc.                     8,700         228,375
   First Data Corp.                26,000       1,290,250
   IMS Health Inc.                 19,000         342,000
   Manor Care Inc.<F*>              6,300          44,100
   Microsoft Corp.<F*>            322,600      25,808,000
   Millipore Corp.                  2,800         211,050
   National Service Inds. Inc.      2,500          48,750
   Novell Inc.<F*>                 20,200         186,850
   Peoplesoft Inc.<F*>             16,600         278,050
   Quintiles Transnational
     Corp.<F*>                      7,100         100,288
   Sapient Corp.<F*>                3,600         384,973
   Siebel Systems Inc.<F*>         12,000       1,962,744
   Sun Microsystems Inc.<F*>       97,900       8,902,732
   Tellabs<F*>                     24,900       1,704,080
   Thermo Electron<F*>              9,800         206,408
   3Com Corp.                      21,200       1,221,650
   Young & Rubicam Inc.             4,300         245,904
                                             ------------
                                               87,099,109
                                             ------------
 Chemicals (1.74%)
   Air Products & Chemicals Inc.   14,200         437,530
   Dow Chemical Co.                40,911       1,234,980
   E I Du Pont De Nemours & Co.    64,717       2,831,369
   Eastman Chemical                 4,875         232,781
   Ecolab, Inc.                     8,000         312,496
   Great Lakes Chemical             3,300         103,950
   Hercules Inc.                    6,500          91,403
   Honeywell International Inc.    49,025       1,651,505
   Mallinckrodt Inc.                4,200         182,435
   Owens Corning                    3,300          30,525
   PPG Industries Inc.             10,800         478,570
   Pharmacia Corp.                 77,529       4,007,241
   Rohm & Haas Co.                 13,571         468,200
   Sigma-Aldrich                    6,200         181,350
   Teredyne<F*>                    10,600         779,100
   Union Carbide Corp.              8,300         410,851
                                             ------------
                                               13,434,286
                                             ------------

                     (continued)

                                 5



       GENERAL AMERICAN CAPITAL COMPANY S & P 500 INDEX FUND

--------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - JUNE 30, 2000

 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                     SHARES        VALUE
 --------------------------------------------------------
 Commercial Banking (5.62%)
   Amsouth Bancorporation          24,150    $    380,363
   BB&T Corp.                      21,500         513,313
   Bank of America Corp.          105,845       4,551,335
   Bank of New York                45,600       2,120,400
   Banc One Corp.                  71,013       1,886,247
   Chase Manhattan Corp. (new)     76,636       3,530,007
   Citigroup Inc.                 208,970      12,590,443
   Comerica Inc.                    9,700         435,288
   Fifth Third Banc                19,100       1,208,075
   First Union Corp.               61,192       1,518,296
   Firstar Corporation             60,746       1,279,432
   Huntington Bancshares           14,142         223,613
   Keycorp                         27,700         488,213
   Mellon Financial Corp.          31,500       1,147,766
   J P Morgan & Co. Inc.           10,800       1,189,350
   National City Corp.             38,200         651,768
   Northern Trust Corp.            13,800         897,856
   Old Kent Financial Corp.         8,200         219,350
   PNC Financial Corp.             18,200         853,125
   Regions Financial Corp.         13,500         268,313
   Southtrust Corp.                10,400         235,300
   Summit Bancorporation           10,800         265,950
   Suntrust Banks Inc.             19,800         904,603
   Synovus Financial Corp.         17,300         304,913
   US Bancorp                      46,619         897,416
   Union Planters Corp.             8,700         243,052
   Wachovia Corp.                  12,600         683,558
   Wells Fargo & Co.              102,330       3,965,288
                                             ------------
                                               43,452,617
                                             ------------
 Construction (1.07%)
   Centex Corp.                     3,600          84,600
   Fluor Corp.                      4,700         148,638
   Home Depot Inc.                142,700       7,126,010
   Huttig Building Products
     Inc.<F*>                           1               4
   Masco Corp.                     27,700         500,317
   Pulte Home Corp.                 2,600          56,225
   Stanley Works                    5,500         130,625
   Vulcan Materials Co.             6,200         264,659
                                             ------------
                                                8,311,078
                                             ------------
 Consumer Durables (0.16%)
   American Power
     Conversion<F*>                11,900         485,663
   Black & Decker Corp.             5,400         212,285
   Maytag Corp.                     5,200         191,750
   Snap-On Inc.                     3,600          95,850
   Whirlpool Corp.                  4,600         214,475
                                             ------------
                                                1,200,023
                                             ------------

 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                     SHARES        VALUE
 --------------------------------------------------------
 Containers (0.08%)
   Crown Cork & Seal                8,000    $    120,000
   Newell Rubbermaid Inc.          17,421         448,591
   Pactiv Corp.<F*>                10,600          83,475
                                             ------------
                                                  652,066
                                             ------------
 Domestic Oil (0.64%)
   Amerada Hess Corp.               5,600         345,800
   Apache                           7,100         417,565
   Ashland Inc.                     4,400         154,273
   Conoco Inc. - Class B           38,800         953,006
   Kerr-McGee Corp.                 5,967         351,677
   Phillips Petroleum Co.          15,700         795,786
   Rowan Companies Inc.<F*>         5,700         173,138
   Sunoco Inc.                      5,600         164,847
   Tosco Corp.                      8,900         251,976
   USX-Marathon Group              19,259         482,669
   Union Pacific Resources Group   15,574         342,628
   Unocal Corp.                    15,000         496,875
                                             ------------
                                                4,930,240
                                             ------------
 Drugs & Medicines (8.61%)
   Abbott Laboratories             95,300       4,246,759
   Allergan Inc.                    8,200         610,900
   Alza Corp.<F*>                   6,300         372,488
   American Home Products Corp.    80,900       4,752,875
   Bard C R Inc.                    3,200         154,000
   Bausch & Lomb Inc.               3,300         255,338
   Baxter International            18,000       1,265,616
   Becton Dickinson & Co.          15,600         447,517
   Biogen Inc.<F*>                  9,300         599,850
   Boston Scientific Corp.<F*>     25,700         563,781
   Guidant Corp.                   19,100         945,450
   The Healthcare Co.              34,886       1,059,662
   Healthsouth Corp.<F*>           23,900         171,769
   Humana Inc.<F*>                 10,300          50,213
   Johnson & Johnson               86,300       8,791,813
   Eli Lilly & Co.                 67,600       6,751,550
   Merck & Co. Inc.               144,850      11,099,130
   Pfizer Inc.                    386,200      18,537,600
   St. Jude Medical<F*>             5,200         238,550
   Schering-Plough Corp.           91,000       4,595,500
   Tenet Healthcare                19,300         521,100
   Watson Pharmaceuticals
     Inc.<F*>                       5,900         317,125
   Wellpoint Health Networks<F*>    4,000         289,748
                                             ------------
                                               66,638,334
                                             ------------
 Electronics (12.43%)
   ADC Telecommunications<F*>      18,600       1,560,075
   Advanced Micro Devices
     Inc.<F*>                       9,100         702,975

                    (continued)

                                 6



       GENERAL AMERICAN CAPITAL COMPANY S & P 500 INDEX FUND

--------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - JUNE 30, 2000

 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                     SHARES        VALUE
 --------------------------------------------------------
 Electronics (continued)
   Agilent Technologies Inc.<F*>   28,023    $  2,066,696
   Altera Corp.<F*>                12,400       1,264,019
   Andrew Corp.<F*>                 5,000         167,810
   Applied Materials Inc.<F*>      47,500       4,304,688
   Citrix Systems Inc.<F*>         11,100         210,201
   Conexant Systems Inc.<F*>       13,300         646,713
   Emerson Electric Co.            26,700       1,612,013
   Hewlett-Packard Co.             62,300       7,779,713
   Intel Corp.                    207,100      27,686,578
   KLA-Tencor Corp.<F*>            11,400         667,607
   LSI Logic Corp.<F*>             18,400         995,900
   Maxim Integrated Products,
     Inc.<F*>                      17,200       1,168,516
   Medtronic Inc.                  74,000       3,686,088
   Micron Technology Inc.<F*>      33,500       2,950,077
   MIPS Technologies Inc.-
     Class B                        1,579          60,823
   Molex Inc.                      12,125         583,516
   Motorola Inc.                  131,806       3,830,546
   Network Appliance Inc.<F*>      18,900       1,521,450
   Nortel Networks Corp. Holding
     Co.                          178,980      12,215,385
   PE Corp. - PE Biosystems
     Group                         12,800         843,200
   Parametric Technology
     Corp.<F*>                     17,000         187,000
   Perkinelmer Inc.                 3,000         198,375
   Qualcomm Inc.<F*>               45,800       2,748,000
   Raytheon Co.                    20,900         402,325
   Seagate Technology Inc.         14,100         775,500
   Silicon Graphics<F*>            11,400          42,750
   Solectron Corp.<F*>             36,700       1,536,813
   Texas Instruments Inc.         100,800       6,923,650
   Thomas & Betts Corp.             3,600          68,850
   Williams Companies Inc.         26,900       1,121,380
   Xilinx<F*>                      19,900       1,642,980
   Yahoo! Inc.<F*>                 32,700       4,050,713
                                             ------------
                                               96,222,925
                                             ------------
 Energy & Utilities (1.24%)
   American Electric Power Co.
     Inc.                          19,860         588,353
   Burlington Resources            13,492         516,069
   CMS Energy Corp.                 7,100         157,088
   Coastal Corp.                   13,300         809,638
   Columbia Energy Group            5,050         331,406
   Consolidated Edison Inc.        13,700         405,863
   Constellation Energy Group
     Inc.                           9,300         302,827
   Dominion Resources              14,739         631,935
   Edison International            21,500         440,750
   Enron Corp.                     44,400       2,863,800
   Entergy Corp.                   15,300         415,961
   FPL Group Inc.                  11,100         549,450


 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                     SHARES        VALUE
 --------------------------------------------------------
 Energy & Utilities (continued)
   New Century Energies Inc.        7,100    $    213,000
   Niagara Mohawk Holdings
     Inc.<F*>                      10,900         151,910
   Northern States Power Co.
     (Minn.)                        9,500         191,777
   Reliant Energy Inc.             18,318         541,517
   TXU Corp.                       17,105         504,598
                                             ------------
                                                9,615,942
                                             ------------
 Energy Raw Materials (0.66%)
   Baker Hughes Inc.               20,410         653,120
   Halliburton Co.                 27,400       1,292,924
   McDermott Intl.                  3,600          31,723
   Occidental Petroleum Corp.      22,700         478,107
   Oneok                            1,900          49,280
   Peoples Energy Corp.             2,200          71,225
   Schlumberger                    34,100       2,544,713
                                             ------------
                                                5,121,092
                                             ------------
 Finance (Non-Banking) (2.90%)
   Associates First Capital
     Corp.                         45,106       1,006,405
   Bear Stearns Companies Inc.      7,020         292,208
   H & R Block Inc.                 6,100         197,488
   Capital One Financial Corp.     12,200         544,425
   Chubb Corp.                     10,900         670,350
   Cincinnati Financial Corp.      10,200         320,657
   Countrywide Credit               7,000         212,184
   Fleet Boston Financial Corp.    56,748       1,929,432
   Franklin Resources Inc.         15,400         467,775
   Golden West Financial           10,000         408,120
   Lehman Brothers Holding Inc.     7,500         709,215
   MBIA Inc.                        6,200         298,759
   MBNA Corp.                      49,625       1,346,078
   Morgan Stanley, Dean Witter &
     Co.                           70,588       5,876,451
   Paine Webber Group Inc.          8,800         400,400
   Paychex Inc.                    23,000         966,000
   T. Rowe Price Assoc.             7,400         314,500
   Progressive Corp.                4,600         340,400
   Providian Financial Corp.        8,850         796,500
   SLM Holding Corp.                9,840         368,380
   Safeco Corp.                     8,000         159,000
   Schwab (Charles) Corp.          82,125       2,761,453
   State Street Corp.               9,900       1,050,014
   Washington Mutual Inc.          35,769       1,032,830
                                             ------------
                                               22,469,024
                                             ------------
 Food & Agriculture (3.00%)
   Archer-Daniels-Midland Co.      37,580         368,735
   Bestfoods                       17,300       1,198,025

                    (continued)

                                 7



       GENERAL AMERICAN CAPITAL COMPANY S & P 500 INDEX FUND

--------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - JUNE 30, 2000

 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                     SHARES        VALUE
 --------------------------------------------------------
 Food & Agriculture (continued)
   Campbell Soup Co.               26,400    $    768,900
   Coca-Cola Company              153,100       8,793,605
   Coca-Cola Enterprises           26,300         429,006
   Conagra Inc.                    30,500         581,391
   Adolph Coors                     2,300         139,150
   Darden Restaurants               7,900         128,375
   General Mills Inc.              18,700         715,275
   H J Heinz Co.                   21,950         960,313
   Hershey Foods Corp.              8,600         417,100
   Kellogg Co.                     25,100         746,725
   Pepsico Inc.                    90,200       4,008,217
   Quaker Oats Co.                  8,300         623,538
   Ralston Purina Co.              18,700         372,822
   Sara Lee Corp.                  56,300       1,087,266
   Starbucks<F*>                   11,400         435,330
   Sysco Corp.                     20,400         859,350
   Wm. Wrigley Jr. Co.              7,200         577,346
                                             ------------
                                               23,210,469
                                             ------------
 Gold (0.10%)
   Barrick Gold Corp.              24,400         443,763
   Homestake Mining Co.            16,100         110,688
   Placer Dome Inc.                20,100         192,196
                                             ------------
                                                  746,647
                                             ------------
 Government & State Agency (0.65%)
   Federal Home Loan Mortgage
     Corp.                         43,100       1,745,550
   Federal National Mortgage
     Association                   63,500       3,313,875
                                             ------------
                                                5,059,425
                                             ------------
 Industrial Miscellaneous (3.91%)
   Allied Waste Industries
     Inc.<F*>                      11,700         117,000
   America Online Inc.<F*>        141,400       7,458,850
   American Greetings               3,900          74,100
   Amgen<F*>                       63,300       4,446,825
   Anadarko Petroleum Co.           7,900         389,565
   Armstrong Holdings Inc.          2,400          36,749
   Autodesk Inc.                    3,800         131,811
   Avery Dennison Corp.             7,000         469,875
   Ball Corp.                       1,900          61,155
   Biomet Inc.                      7,000         269,059
   Briggs & Stratton                1,400          47,950
   Circuit City Stores Inc.        12,600         418,156
   Computer Sciences<F*>           10,400         776,745
   Comverse Technology Inc.         9,500         883,500
   Cooper Tire & Rubber             4,700          52,288
   Corning Inc.                    17,100       4,614,863
   Cummins Engine                   2,500          68,125


 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                     SHARES        VALUE
 --------------------------------------------------------
 Industrial Miscellaneous (continued)
   Danaher Corp.                    8,800    $    435,046
   Dun & Bradstreet Corp. (new)     9,975         285,534
   Electronic Data Systems Corp.   29,200       1,204,500
   Engelhard Corp.                  7,750         132,231
   Freeport McMoran<F*>            10,100          93,425
   W.R. Grace & Co.<F*>             4,400          53,350
   Harrahs Entertainment,
     Inc.<F*>                       7,900         165,402
   Ikon Office Solutions Inc.       9,200          35,650
   Leggett & Platt                 12,100         199,650
   Linear Technology Corp.         19,300       1,233,984
   Loews Corp.                      6,600         396,000
   Lowes Companies Inc.            23,700         973,169
   Mattel Inc.                     25,987         342,691
   McKesson HBOC Inc.              17,414         364,597
   Mead Corp.                       6,300         159,075
   NCR Corp. (new)<F*>              6,000         233,622
   National Semiconductor
     Corp.<F*>                     10,600         601,550
   Northrop Corp.                   4,300         284,875
   Praxair                          9,800         366,883
   Rite Aid Corp.                  16,000         104,992
   Ryder System Inc.                3,600          68,173
   Sealed Air Corp.<F*>             5,233         274,078
   Sherwin-Williams                10,200         216,107
   Tektronix Inc.                   2,900         214,600
   Timken Co.                       3,800          70,775
   Waste Management Inc.           38,335         728,363
   Transocean Sedco Forex          12,944         691,689
                                             ------------
                                               30,246,627
                                             ------------
 Insurance (2.58%)
   Aflac Inc.                      16,500         757,961
   Aetna Inc.                       8,922         572,676
   Allstate Insurance              49,896       1,110,186
   American International Group
     Inc.                          95,988      11,278,590
   AON Corp.                       15,875         493,109
   Cigna Corp.                     10,500         981,750
   Jefferson Pilot Corp.            6,550         369,662
   Kaufman & Broad Homebuilders     2,900          57,455
   Lincoln National Corp.          12,100         437,113
   MGIC Investment Corp.            6,600         300,300
   Marsh & McLennan Cos. Inc.      16,550       1,728,432
   St. Paul Companies Inc.         14,100         481,163
   Torchmark Corp.                  8,100         199,965
   Unitedhealth Group Inc.         10,500         900,374
   Unumprovident Corp.             14,800         296,918
                                             ------------
                                               19,965,654
                                             ------------

                   (continued)

                                 8



       GENERAL AMERICAN CAPITAL COMPANY S & P 500 INDEX FUND

--------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - JUNE 30, 2000

 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                     SHARES        VALUE
 --------------------------------------------------------
 International Oil (3.91%)
   Chevron Corp.                   40,700    $  3,451,848
   Exxon Mobile Corp.             214,040      16,802,140
   Royal Dutch Petroleum Co.      132,900       8,181,590
   Texaco Inc.                     34,300       1,826,475
                                             ------------
                                               30,262,053
                                             ------------
 Liquor (0.51%)
   Anheuser-Busch Companies Inc.   28,850       2,154,720
   Brown Forman Corp. 'B'           4,300         231,125
   Seagram Co. Ltd.                26,900       1,560,200
                                             ------------
                                                3,946,045
                                             ------------
 Media (2.66%)
   Comcast Corp.                   57,400       2,324,700
   R R Donnelley & Sons Co.         7,800         175,984
   Dow Jones & Co.                  5,600         410,200
   Gannett Co. Inc.                17,300       1,034,748
   Harcourt General Inc.            4,400         239,250
   Interpublic Group Co.           17,400         748,200
   Knight Ridder Inc.               4,800         255,298
   McGraw-Hill Inc.                12,200         658,800
   Meredith Corp.                   3,200         108,000
   New York Times Co.              10,600         418,700
   Omnicom Group                   11,000         979,682
   Time Warner Inc.                79,760       6,061,760
   Tribune Co.                     19,700         689,500
   Viacom Class B<F*>              94,488       6,442,852
                                             ------------
                                               20,547,674
                                             ------------
 Miscellaneous &
  Conglomerates (0.48%)
   Hartford Financial Services
     Group                         13,700         766,337
   ITT Industries Inc.              5,400         164,025
   Marriott International-Cl A     15,450         557,158
   Minnesota Mining &
     Manufacturing                 24,750       2,041,875
   Pinnacle West Capital            5,200         176,150
                                             ------------
                                                3,705,545
                                             ------------
 Miscellaneous Finance (1.18%)
   American Express Co.            83,200       4,336,800
   American General Corp.          15,326         934,886
   Household International Inc.    29,153       1,211,657
   Merrill Lynch & Co. Inc.        23,000       2,645,000
                                             ------------
                                                9,128,343
                                             ------------
 Motor Vehicles (0.90%)
   Dana Corp.                      10,187         215,832
   Eaton Corp.                      4,600         308,200
   Ford Motor Co.                  74,900       3,220,700
   General Motors                  34,350       1,994,430

 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                     SHARES        VALUE
 --------------------------------------------------------
 Motor Vehicles (continued)
   Genuine Parts Co.               10,925    $    218,500
   Harley Davidson Inc.            18,700         719,950
   TRW Inc.                         7,500         325,312
                                             ------------
                                                7,002,924
                                             ------------
 Non-Durables & Entertainment
  (0.17%)
   Brunswick Corp.                  5,600          92,747
   Costco Wholesale Corp.<F*>      27,506         907,698
   Hasbro Inc.                     10,850         163,423
   Wendy's International Inc.       7,375         131,363
                                             ------------
                                                1,295,231
                                             ------------
 Non-Ferrous Metals (0.33%)
   Alcan Aluminum Limited          13,525         419,275
   Alcoa Inc.                      53,904       1,563,216
   Inco Ltd.<F*>                   11,800         181,425
   Newmont Mining Corp.            10,377         224,403
   Phelps Dodge Corp.               5,017         186,567
                                             ------------
                                                2,574,886
                                             ------------
 Optical Photographic
  Equipment (0.16%)
   Eastman Kodak Co.               19,600       1,166,200
   Polaroid Corp.                   2,745          49,580
                                             ------------
                                                1,215,780
                                             ------------
 Paper & Forest Products (0.63%)
   Bemis Co. Inc.                   3,200         107,600
   Boise Cascade Corp.              3,466          89,683
   Fort James Corp.                13,400         309,875
   Georgia-Pacific Corp.           10,600         278,250
   International Paper Co.         29,845         889,763
   Kimberly-Clark Corp.            34,472       1,977,831
   Louisiana Pacific Corp.          6,500          70,688
   Potlatch Corp.                   1,800          59,625
   Temple Inland Inc.               3,500         147,000
   Westvaco Corp.                   6,225         154,455
   Weyerhaeuser Co.                14,550         625,650
   Willamette Industries            6,900         188,024
                                             ------------
                                                4,898,444
                                             ------------
 Producer Goods (5.52%)
   Caterpillar Inc.                22,000         745,250
   Conseco Inc.                    20,223         197,174
   Cooper Industries Inc.           5,800         188,860
   Deere & Co.                     14,500         536,500
   Delphi Automotive Systems       34,983         509,422
   Dover Corp.                     12,600         511,081
   FMC Corp.<F*>                    1,900         110,200
   General Electric Corp.         610,000      32,330,000
   W W Grainger Inc.                5,806         178,894

                  (continued)

                                 9





       GENERAL AMERICAN CAPITAL COMPANY S & P 500 INDEX FUND

--------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - JUNE 30, 2000

 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                     SHARES        VALUE
 --------------------------------------------------------
 Producer Goods (continued)
   Illinois Tool Works Inc.        18,600    $  1,060,200
   Ingersoll-Rand Co.              10,100         406,525
   Johnson Controls Inc.            5,300         271,954
   Navistar Intl. Corp.<F*>         3,900         121,142
   Owens-Illinois Inc.<F*>          9,300         108,689
   Pall Corp.                       7,600         140,600
   Parker Hannifin Corp.            6,925         237,181
   Tyco International Ltd.        104,853       4,967,455
   Visteon Corp.<F*>                9,806         118,909
                                             ------------
                                               42,740,036
                                             ------------
 Railroads & Shipping (0.32%)
   Burlington Northern Santa Fe    28,324         649,668
   CSX Corp.                       13,500         286,025
   Kansas City Southern Inds.       6,900         611,940
   Norfolk Southern Corp.          23,650         351,793
   Union Pacific Corp.             15,400         572,680
                                             ------------
                                                2,472,106
                                             ------------
 Retail (4.78%)
   Albertsons Inc.                 26,200         871,150
   Autozone Inc.<F*>                8,500         187,000
   Bed Bath & Beyond Inc.<F*>       8,700         315,375
   Best Buy Inc.<F*>               12,700         803,275
   Cardinal Health Inc.            17,400       1,287,600
   Consolidated Stores Corp.<F*>    6,825          81,900
   Dillard's Inc.                   6,500          79,625
   Dollar General                  20,422         398,229
   Federated Department
     Stores<F*>                    13,000         438,750
   Gap Inc.                        52,687       1,646,469
   Great Atlantic & Pacific Tea
     Co.                            2,300          38,238
   K Mart Corp.<F*>                30,100         205,041
   Kohl's Corp. (Wisconsin)<F*>    20,200       1,123,625
   Kroger Co.<F*>                  51,700       1,140,605
   Limited Inc.                    26,600         575,225
   Longs Drug Store                 2,400          52,200
   May Department Stores Co.       20,576         493,824
   McDonald's Corp.                83,900       2,763,414
   Nordstrom Inc.                   8,300         200,238
   Office Depot Inc.<F*>           20,400         127,500
   J C Penney Co Inc.              16,100         296,836
   Radio Shack Corp.               12,000         568,500
   Safeway Inc.<F*>                31,500       1,421,438
   Sears Roebuck & Co.             23,400         763,425
   Staples Inc.<F*>                29,100         447,413
   Supervalu Inc.                   8,600         163,933
   TJX Cos. Inc.                   19,200         360,000
   Target Corp.                    27,200       1,577,600
   Toys 'R' Us<F*>                 14,812         215,692


 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                     SHARES        VALUE
 --------------------------------------------------------
 Retail (continued)
   Tricon Global Restaurants<F*>    9,360    $    264,420
   Tupperware Inc.                  3,500          77,000
   Wal-Mart Stores Inc.           276,000      15,904,500
   Walgreen Co.                    62,300       2,005,250
   Winn-Dixie Stores Inc.           9,000         128,807
                                             ------------
                                               37,024,097
                                             ------------
 Soaps & Cosmetics (2.52%)
   Alberto Culver Co. 'B'           3,400         103,911
   Avon Products Inc.              15,000         667,500
   Bristol-Myers Squibb Co.       122,960       7,162,420
   Clorox Co.                      14,700         658,736
   Colgate-Palmolive Co.           36,100       2,161,488
   Gillette Co.                    66,500       2,323,311
   International Flavors &
     Fragrances                     6,500         196,216
   Procter & Gamble Co.            81,600       4,671,600
   Unilever NV                     35,471       1,525,252
                                             ------------
                                               19,470,434
                                             ------------
 Steel (0.06%)
   Allegheny Technologies Inc.      5,100          91,800
   Bethlehem Steel Corp.<F*>        8,100          28,852
   Nucor Corp.                      5,400         179,210
   USX US Steel                     5,471         101,553
   Worthington Industries, Inc.     5,500          57,750
                                             ------------
                                                  459,165
                                             ------------
 Telephone (8.37%)
   A T & T Corp.                  234,131       7,404,418
   Alltel                          19,500       1,207,772
   Bellsouth Corp.                116,688       4,973,826
   Century Tel Inc.                 8,600         247,250
   GTE Corp.                       60,200       3,747,450
   Lucent Technologies            197,529      11,703,593
   Nextel Communications
     Inc.-A<F*>                    45,200       2,765,652
   SBC Communications Inc.        211,378       9,142,099
   Scientific Atlanta               9,800         730,100
   Sprint Corp.                    54,000       2,754,000
   Sprint PCS Group.<F*>           53,400       3,177,300
   US West Inc.                    31,307       2,684,575
   Verizon Communications          96,240       4,890,147
   Worldcom Inc.<F*>              175,919       8,070,284
   Global Crossing Ltd.<F*>        48,330       1,271,659
                                             ------------
                                               64,770,125
                                             ------------
 Tires Rubber Goods (0.02%)
   Goodyear Tire & Rubber Co.       9,672         193,440
                                             ------------
                   (continued)

                                 10



       GENERAL AMERICAN CAPITAL COMPANY S & P 500 INDEX FUND

--------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - JUNE 30, 2000

 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                     SHARES        VALUE
 --------------------------------------------------------
 Tobacco (0.62%)
   Fortune Brands Inc.             10,100    $    232,926
   Nabisco Group Holdings          20,200         523,927
   Philip Morris Companies Inc.   146,650       3,895,317
   UST Inc.                        10,600         155,683
                                             ------------
                                                4,807,853
                                             ------------
 Travel & Recreation (0.80%)
   Carnival Corp.                  38,200         744,900
   Walt Disney Productions        128,300       4,979,580
   Hilton Hotels Corp.             22,800         213,750
   Sabre Holdings Corp.             8,032         228,912
                                             ------------
                                                6,167,142
                                             ------------
 Trucking & Freight (0.04%)
   Eastern Enterprises              1,700         107,100
   Paccar Inc.                      4,800         190,498
                                             ------------
                                                  297,598
                                             ------------
 Utilities Electrical & Gas (1.12%)
   AES Corp.<F*>                   26,900       1,227,313
   Ameren Corp.                     8,500         286,875
   C P & L Energy Inc.              9,900         316,176
   Cinergy Corp.                    9,854         250,656
   DTE Energy Co.                   9,000         275,058
   Duke Energy Corp.               22,641       1,276,386
   El Paso Energy Corp.            14,200         723,305
   Firstenergy Corp.               14,400         336,600
   Florida Progress Corp.           6,100         285,938
   GPU Inc.                         7,600         205,671
   Nicor Inc.                       2,900          94,613
   Peco Energy Co.                 11,500         463,588
   P G & E Corp.                   23,800         586,075
   PPL Corp.                        8,900         195,239
   Public Service Enterprise
     Group                         13,550         469,169
   Sempra Energy                   12,622         214,574
   Southern Co.                    41,700         972,110
   Unicom Corp.                    13,500         522,275
                                             ------------
                                                8,701,621
                                             ------------
 TOTAL COMMON STOCK (99.34%)
   (COST $452,891,056)                        768,894,919
                                             ------------


 --------------------------------------------------------
                                  PAR           MARKET
 SHORT TERM SECURITIES           VALUE          VALUE
 --------------------------------------------------------
 Commercial Paper (0.38%)
   Centennial Energy
     Holdings, 7.20%, due
     07/03/2000                $1,920,000    $  1,920,000
   Centennial Energy
     Holdings, 6.96%, due
     07/05/2000                 1,000,000         999,614
                                             ------------

 TOTAL SHORT TERM SECURITIES
  (0.38%)
   (AMORTIZED COST $2,919,614)                  2,919,614
                                             ------------

 TOTAL INVESTMENTS (99.72%)
   (AMORTIZED COST
    $455,810,669)                             771,814,533

   Other net assets (0.28%)                     2,135,461
                                             ------------

 TOTAL NET ASSETS (100.00%)                  $773,949,994
                                             ============

 <F*> Non-income producing securities.
 See accompanying notes to financial statements.

         GENERAL AMERICAN CAPITAL COMPANY MONEY MARKET FUND

--------------------------------------------------------------------
 MANAGEMENT DISCUSSION

 The Federal Reserve has been raising short-term interest rates in an effort to slow growth and head off higher inflation. At the May 16 Federal Open Market Committee meeting, the Fed raised rates by 0.5%, bringing the Federal Funds rate to 6.5%.

 Inflation fears eased late in the second quarter. The Fed abstained from raising interest rates at its June 28 meeting, but cited continuing concerns about the potential for inflation. Evidence suggests that inflation risk is still on the upside as energy prices may keep the overall Consumer Price Index rising faster than the core rate this summer. We believe the Fed will retain a bias toward increasing rates until the economy slows to a more sustainable level.

--------------------------------------------------------------------
 GROWTH OF A $10,000 INVESTMENT

                              [GRAPH]

--------------------------------------------------------------------
 ANNUAL RETURNS

PERIODS ENDED JUNE 30, 2000                   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS  LIFE OF FUND

Annual Returns                                   5.88%        5.61%          5.24%         5.94%

 The fund's performance reflects administrative and management charges.

         Past performance is no assurance of future results.

    GENERAL AMERICAN CAPITAL COMPANY MONEY MARKET FUND

-----------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES
 June 30, 2000 (unaudited)

 ASSETS:
   Investments, at market value:
    (see accompanying schedules)
     Short term securities                 $244,333,802
                                           ------------
       Total investments                    244,333,802
   Cash                                           1,888
   Interest receivable                          485,439
                                           ------------
       Total assets                         244,821,129
                                           ------------

 LIABILITIES:
   Payable to Conning Asset Management
    Company                                      27,493
   Payable to General American Life
    Insurance Company                            17,595
                                           ------------
       Total liabilities                         45,088
                                           ------------
         Total net assets                  $244,776,041
                                           ============

 TOTAL SHARES OF CAPITAL STOCK
  OUTSTANDING                                11,726,412

 Net asset value per share (Total net
  assets divided by total shares of
  capital stock outstanding)               $      20.87

 TOTAL AMORTIZED COST OF INVESTMENTS       $244,332,086

------------------------------------------------------------
 STATEMENT OF OPERATIONS
 For the six months ended June 30, 2000
  (unaudited)

 INVESTMENT INCOME:
   Interest                                  $7,395,865
                                             ----------
     Total investment income                  7,395,865
                                             ----------
 EXPENSES:
   Investment management charge                 148,888
   Administrative charge                         95,287
                                             ----------
     Total expenses                             244,175
                                             ----------
       Net investment income                  7,151,690
                                             ----------

 NET INCREASE IN NET ASSETS FROM OPERATIONS  $7,151,690
                                             ==========

--------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
                                                                SIX MONTHS               YEAR ENDED
                                                               ENDED JUNE 30            DECEMBER 31
                                                               -------------            ------------
                                                                  2000<F*>                  1999
                                                               -------------            ------------
 Operations:
     Net investment income                                     $  7,151,690             $ 13,094,883
                                                               ------------             ------------
         Net increase in net assets from operations               7,151,690               13,094,883
     Capital share transactions                                 (18,515,254)               7,998,893
                                                               ------------             ------------
         Net increase (decrease) in net assets                  (11,363,564)              21,093,776
     Net assets, beginning of year                              256,139,605              235,045,829
                                                               ------------             ------------
 Net assets, end of period                                     $244,776,041             $256,139,605
                                                               ============             ============

 <F*> Unaudited

 See accompanying notes to the financial statements.

         GENERAL AMERICAN CAPITAL COMPANY MONEY MARKET FUND

-----------------------------------------------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
                                                           SIX
                                                          MONTHS
                                                          ENDED
                                                         JUNE 30                       YEAR ENDED DECEMBER 31
                                                         --------       -----------------------------------------------------
                                                         2000<F*>         1999           1998           1997           1996
                                                         --------       --------       --------       --------       --------
 Net asset value, beginning of year <F1>                 $  20.25       $  19.25       $  18.23       $  17.24       $  16.34
                                                         --------       --------       --------       --------       --------
 Income from operations:
 Net investment income                                       0.62           1.00           1.02           0.99           0.90
                                                         --------       --------       --------       --------       --------
 Net asset value, end of period                          $  20.87       $  20.25       $  19.25       $  18.23       $  17.24
                                                         ========       ========       ========       ========       ========

 Total return <F2>                                          3.07%          5.20%          5.62%          5.71%          5.51%

 Net assets, end of period (in thousands)                $244,776       $256,140       $235,046       $174,571       $101,426
 Ratio of expenses to average net assets <F3>               0.21%          0.21%          0.21%          0.21%          0.21%
 Ratio of net investment income to average net
   assets <F3>                                              6.08%          5.08%          5.45%          5.60%          5.37%
 Portfolio turnover rate <F4>                                  --             --             --             --             --

                                                                                       YEAR ENDED DECEMBER 31
                                                         --------------------------------------------------------------------
                                                           1995           1994           1993           1992           1991
                                                         --------       --------       --------       --------       --------
 Net asset value, beginning of year <F1>                 $  15.42       $  14.80       $  14.36       $  13.85       $  13.04
                                                         --------       --------       --------       --------       --------
 Income from operations:
 Net investment income                                       0.92           0.62           0.44           0.51           0.81
                                                         --------       --------       --------       --------       --------
 Net asset value, end of year                            $  16.34       $  15.42       $  14.80       $  14.36       $  13.85
                                                         ========       ========       ========       ========       ========

 Total return <F2>                                          5.96%          4.21%          3.07%          3.71%          6.19%

 Net assets, end of year (in thousands)                  $ 70,574       $ 93,339       $ 84,430       $ 84,880       $ 84,090
 Ratio of expenses to average net assets <F3>               0.21%          0.21%          0.21%          0.21%          0.21%
 Ratio of net investment income to average net
   assets <F3>                                              5.78%          4.17%          3.06%          3.68%          6.10%
 Portfolio turnover rate <F4>                                  --             --             --             --             --

 Notes:
 <F1> Components are computed and accumulated on a daily basis.
 <F2> The total return information shown in this table does not reflect expenses that apply to the separate accounts investing in the Fund or to the insurance or variable annuity contracts. Inclusion of these charges would reduce the total return figures for all periods shown.
 <F3> Computed on an annualized basis.
 <F4> A portfolio turnover rate is not calculated for securities on which the maturity or expiration dates at the time of acquisition were one year or less.


 <F*> Unaudited

 See accompanying notes to the financial statements.

         GENERAL AMERICAN CAPITAL COMPANY MONEY MARKET FUND

------------------------------------------------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - JUNE 30, 2000

 -----------------------------------------------------------------------------------------------------------------------
                                                            PAR             INTEREST         MATURITY          MARKET
 SHORT TERM SECURITIES                                     VALUE            RATE (%)           DATE            VALUE
 -----------------------------------------------------------------------------------------------------------------------
 COMMERCIAL PAPER
 Asset Backed (11.19%)
   Kitty Hawk Funding Corp.<F*>                         $ 1,059,000           6.60           07/10/00       $  1,057,647
   Kitty Hawk Funding Corp.<F*>                           2,500,000           6.72           07/17/00          2,493,496
   Pooled Accounts Receivable<F*>                         5,500,000           6.60           07/25/00          5,477,985
   Pooled Accounts Receivable<F*>                         4,300,000           6.60           07/10/00          4,294,507
   Pooled Accounts Receivable<F*>                         1,843,000           6.65           07/25/00          1,835,566
   Triple A Funding Corp.<F*>                             4,600,000           6.64           07/10/00          4,594,106
   Triple A Funding Corp.<F*>                             3,170,000           6.68           07/24/00          3,157,777
   Triple A Funding Corp.<F*>                             4,500,000           6.61           07/24/00          4,482,806
                                                                                                            ------------
                                                                                                              27,393,890
                                                                                                            ------------
 Banking (6.63%)
   Moat Funding<F*>                                       2,425,000           6.60           07/26/00          2,414,868
   Moat Funding<F*>                                       1,900,000           6.61           07/28/00          1,891,357
   Zions Bancorporation                                   5,175,000           6.71           07/14/00          5,164,500
   Zions Bancorporation                                   4,800,000           6.75           07/28/00          4,777,733
   Zions Bancorporation                                   2,000,000           6.80           08/07/00          1,986,933
                                                                                                            ------------
                                                                                                              16,235,391
                                                                                                            ------------
 Bond Insurance (3.35%)
   Cooperative Assoc. of Tractor Dealers "A"              7,200,000           6.62           07/05/00          7,197,368
   Cooperative Assoc. of Tractor Dealers "A"              1,000,000           6.67           08/15/00            992,117
                                                                                                            ------------
                                                                                                               8,189,485
                                                                                                            ------------
 Business Credit Institutional (4.67%)
   Sweetwater Capital Corp.<F*>                           1,529,000           6.67           07/31/00          1,521,151
   Sweetwater Capital Corp.<F*>                             750,000           6.71           09/05/00            740,812
   Sweetwater Capital Corp.<F*>                           1,277,000           6.67           08/14/00          1,267,079
   Sweetwater Capital Corp.<F*>                           3,745,000           6.63           07/26/00          3,729,280
   Sweetwater Capital Corp.<F*>                           3,041,000           6.67           08/02/00          3,024,275
   Sweetwater Capital Corp.<F*>                           1,162,000           6.67           08/11/00          1,153,692
                                                                                                            ------------
                                                                                                              11,436,289
                                                                                                            ------------
 Financial (3.46%)
   Countrywide Home Loans                                 8,475,000           6.61           07/14/00          8,457,986
                                                                                                            ------------
 Electronic (0.82%)
   Hitachi Credit America Corp.                           2,000,000           6.66           07/14/00          1,995,948
   Hitachi Credit America Corp.                           7,000,000           6.62           07/17/00          6,982,088
                                                                                                            ------------
                                                                                                               8,978,036
                                                                                                            ------------
 Insurance (2.33%)
   Allianz of America Finance                             3,625,000           6.60           07/18/00          3,615,107
   Allianz of America Finance                             2,100,000           6.64           07/18/00          2,094,242
                                                                                                            ------------
                                                                                                               5,709,349
                                                                                                            ------------
 Machinery (4.56%)
   Dealers Capital Access Trust                           2,800,000           6.75           09/05/00          2,765,700
   Dealers Capital Access Trust                           5,000,000           6.30           07/03/00          5,000,000
   Dealers Capital Access Trust                           1,000,000           6.67           07/18/00            997,250
   Grainger WW Inc.                                       2,400,000           6.57           07/24/00          2,390,858
                                                                                                            ------------
                                                                                                              11,153,808
                                                                                                            ------------

                                                         (continued)

                                 15


                                   GENERAL AMERICAN CAPITAL COMPANY MONEY MARKET FUND

------------------------------------------------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - JUNE 30, 2000

 -----------------------------------------------------------------------------------------------------------------------
                                                            PAR             INTEREST         MATURITY          MARKET
 SHORT TERM SECURITIES                                     VALUE            RATE (%)           DATE            VALUE
 -----------------------------------------------------------------------------------------------------------------------
 Miscellaneous Business Credit (8.70%)
   Barton Capital Corp.<F*>                             $ 2,038,000           6.68           07/20/00       $  2,031,639
   Barton Capital Corp.<F*>                               5,000,000           6.61           07/20/00          4,984,511
   Barton Capital Corp.<F*>                               2,676,000           6.68           07/24/00          2,665,682
   Windmill Funding Corp.<F*>                             1,000,000           6.68           07/19/00            997,062
   Windmill Funding Corp.<F*>                             1,175,000           6.65           08/11/00          1,166,624
   Windmill Funding Corp.<F*>                             3,500,000           6.64           08/03/00          3,480,199
   Windmill Funding Corp.<F*>                             6,000,000           6.62           07/26/00          5,974,777
                                                                                                            ------------
                                                                                                              21,300,494
                                                                                                            ------------
 Miscellaneous Personal Credit (15.83%)
   Clipper Receivables<F*>                                7,500,000           6.64           08/14/00          7,441,730
   Enterprise Funding Corp.<F*>                           2,600,000           6.60           07/24/00          2,590,081
   Enterprise Funding Corp.<F*>                           3,275,000           6.63           08/04/00          3,255,903
   Enterprise Funding Corp.<F*>                           1,799,000           6.67           07/18/00          1,794,053
   Market Street Funding<F*>                              3,246,000           6.69           07/21/00          3,235,256
   Old Line Funding<F*>                                   5,000,000           6.59           07/20/00          4,984,558
   Old Line Funding<F*>                                   1,654,000           6.60           07/07/00          1,652,792
   Old Line Funding<F*>                                     909,000           6.61           07/19/00            906,346
   Old Line Funding<F*>                                   3,795,000           6.65           08/01/00          3,774,854
   Thunder Bay Funding Co.<F*>                            1,500,000           6.65           07/12/00          1,497,529
   Thunder Bay Funding Co.<F*>                            3,000,000           6.59           07/11/00          2,995,633
   Thunder Bay Funding Co.<F*>                            4,500,000           6.59           07/10/00          4,494,269
   Yorkshire Building Society<F*>                           129,000           6.95           08/23/00            127,785
                                                                                                            ------------
                                                                                                              38,750,789
                                                                                                            ------------
 Mortgage Banking (2.03%)
   Cooper River Funding                                   5,000,000           6.64           07/27/00          4,978,067
                                                                                                            ------------
 Oil (0.69%)
   Explorer Pipeline Co.<F*>                              1,700,000           6.62           07/14/00          1,696,587
                                                                                                            ------------
 Personal Credit Institutional (5.29%)
   Delaware Funding Corp.<F*>                             1,169,000           6.67           07/21/00          1,165,142
   Seven Hills Funding Corp.<F*>                          2,100,000           6.70           07/28/00          2,090,302
   Seven Hills Funding Corp.<F*>                          2,000,000           6.69           07/28/00          1,990,764
   Seven Hills Funding Corp.<F*>                          7,715,000           7.31           07/07/00          7,708,742
                                                                                                            ------------
                                                                                                              12,954,950
                                                                                                            ------------
 Pharmaceutical (7.77%)
   Allergan Inc.                                            870,000           6.71           08/04/00            864,857
   Allergan Inc.                                          4,200,000           6.64           07/19/00          4,187,680
   Edison Asset Securitization<F*>                        7,000,000           6.68           08/03/00          6,960,217
                                                                                                            ------------
                                                                                                              12,012,754
                                                                                                            ------------
 Telecom (1.10%)
   GTE Corp.<F*>                                          2,700,000           6.66           07/11/00          2,696,040
                                                                                                            ------------
 Utilities (10.16%)
   Centennial Energy Holdings<F*>                         4,525,000           6.70           07/11/00          4,518,293
   Centennial Energy Holdings<F*>                         4,800,000           6.62           07/07/00          4,796,491
   Centennial Energy Holdings<F*>                         3,000,000           6.71           07/21/00          2,989,995
   Progress Capital Holdings, Inc.<F*>                    4,000,000           6.60           07/07/00          3,997,080

                                                                                 (continued)
                                 16


                                   GENERAL AMERICAN CAPITAL COMPANY MONEY MARKET FUND

------------------------------------------------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - JUNE 30, 2000

 -----------------------------------------------------------------------------------------------------------------------
                                                            PAR             INTEREST         MATURITY          MARKET
 SHORT TERM SECURITIES                                     VALUE            RATE (%)           DATE            VALUE
 -----------------------------------------------------------------------------------------------------------------------
 Utilities (continued)
   Progress Capital Holdings, Inc.<F*>                  $ 8,600,000           6.61           07/11/00       $  8,587,445
                                                                                                            ------------
                                                                                                              24,889,304
                                                                                                            ------------
 TOTAL COMMERCIAL PAPER (88.58%) (AMORTIZED COST
  $216,835,640)                                                                                              216,833,219
                                                                                                            ------------

 FLOATING RATE NOTES
   Racers Trust - Zurich Capital FLT                      8,500,000                          07/15/00          8,501,573
   GTE Corp. FLT                                          9,000,000                          07/11/00          8,999,010
                                                                                                            ------------

 TOTAL FLOATING RATE NOTES (7.15%) (AMORTIZED COST
  $17,496,446)                                                                                                17,500,583
                                                                                                            ------------

 TIME DEPOSITS
   Banco Espirito Santo Euro                              3,000,000           5.72           07/19/00          3,000,000
   Banco Espirito Santo Euro                              5,000,000           5.72           01/26/01          5,000,000
   Banco Espirito Santo Euro                              2,000,000           7.00           11/27/00          2,000,000
                                                                                                            ------------

 TOTAL TIME DEPOSITS (4.09%) (AMORTIZED COST
  $10,000,000)                                                                                                10,000,000
                                                                                                            ------------

 TOTAL INVESTMENTS (99.82%) (AMORTIZED COST
  $244,332,086)                                                                                              244,333,802

   Other net assets (0.18%)                                                                                      442,239
                                                                                                            ------------

 TOTAL NET ASSETS (100.00%)                                                                                 $244,776,041
                                                                                                            ============

 <F*> Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". This security has been determined to be liquid under guidelines established by the board of directors.

 See accompanying notes to the financial statements.

          GENERAL AMERICAN CAPITAL COMPANY BOND INDEX FUND

--------------------------------------------------------------------
 MANAGEMENT DISCUSSION

 Rates remained relatively stable over the second quarter; a rally in June erased earlier losses and produced strong returns in all maturities for the month. For the quarter, treasury bonds again outperformed corporate bonds. Long duration industrial bonds, led by the energy sector, were the best performers in the corporate market, while the financial sector was the worst performing.

 In mid-May, the Federal Open Market Committee (FOMC) raised the Federal Funds rate by another 0.5% to 6.5%, and by late May, there was mounting evidence of a slowdown in the economy. Investors started to believe that the Fed is winning its war against inflation and that any future rate hikes may be more moderate than initially perceived. However, further rate hikes are not out of the question, as the FOMC moves toward its goal of moderating Gross Domestic Product growth to a rate of 3.0%.

--------------------------------------------------------------------
 GROWTH OF A $10,000 INVESTMENT

                              [GRAPH]

--------------------------------------------------------------------
 ANNUAL RETURNS

PERIODS ENDED JUNE 30, 2000                   PAST 1 YEAR  PAST 5 YEARS    PAST 10 YEARS    LIFE OF FUND

Annual Returns                                   4.05%         5.70%           7.24%           7.61%

 The fund's performance reflects administrative and management charges, while such charges are not reflected in the performance of the index.

         Past performance is no assurance of future results.

          GENERAL AMERICAN CAPITAL COMPANY BOND INDEX FUND

--------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES

 June 30, 2000 (unaudited)

  ASSETS:
   Investments, at market value:
    (see accompanying schedules)
     Bonds                                 $100,232,651
     Short term securities                      865,000
                                           ------------
       Total investments                    101,097,651
   Cash                                         (26,466)
   Interest receivable                        1,783,213
                                           ------------
       Total assets                         102,854,398
                                           ------------

 LIABILITIES:
   Payable to Conning Asset Management
    Company                                      22,235
   Payable to General American Life
    Insurance Company                             4,447
                                           ------------
       Total liabilities                         26,682
                                           ------------
         Total net assets                  $102,827,716
                                           ============

 TOTAL SHARES OF CAPITAL STOCK
  OUTSTANDING                                 4,034,993

 Net asset value per share (Total net
  assets divided by total shares of
  capital stock outstanding)               $      25.48

 TOTAL AMORTIZED COST OF INVESTMENTS       $102,887,254

--------------------------------------------------------------------
 STATEMENT OF OPERATIONS

 For the six months ended June 30, 2000
  (unaudited)

 INVESTMENT INCOME:
   Interest                                 $2,478,024
                                            ----------
     Total investment income                 2,478,024
                                            ----------
 EXPENSES:
   Investment management charge                 96,625
   Administrative charge                        19,325
                                            ----------
     Total expenses                            115,950
                                            ----------
       Net investment income                 2,362,074
                                            ----------
 NET REALIZED LOSS ON INVESTMENTS:
   Net realized loss on investments           (448,754)
                                            ----------
 NET UNREALIZED GAIN ON INVESTMENTS:
   Net unrealized gain from investments      1,650,132
                                            ----------
 NET INCREASE IN NET ASSETS FROM
  OPERATIONS                                $3,563,452
                                            ==========

--------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS              YEAR ENDED
                                                               ENDED JUNE 30            DECEMBER 31
                                                               -------------            -----------
                                                                  2000<F*>                  1999
                                                               -------------            -----------
 Operations:
     Net investment income                                     $  2,362,074             $ 4,132,664
     Net realized loss on investments                              (448,754)               (230,745)
     Net unrealized gain (loss) on investments                    1,650,132              (6,053,536)
                                                               ------------             -----------
         Net increase (decrease) in net assets from
           operations                                             3,563,452              (2,151,617)
     Capital share transactions                                  28,223,235               4,015,548
                                                               ------------             -----------
         Net increase in net assets                              31,786,687               1,863,931
     Net assets, beginning of year                               71,041,029              69,177,098
                                                               ------------             -----------
 Net assets, end of year                                       $102,827,716             $71,041,029
                                                               ============             ===========

<F*> Unaudited

 See accompanying notes to the financial statements.

          GENERAL AMERICAN CAPITAL COMPANY BOND INDEX FUND

---------------------------------------------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

                                                             SIX
                                                            MONTHS
                                                             ENDED
                                                            JUNE 30                    YEAR ENDED DECEMBER 31
                                                           --------       -------------------------------------------------
                                                           2000<F*>        1999          1998          1997          1996
                                                           --------       -------       -------       -------       -------
 Net asset value, beginning of year <F1>                   $  24.46       $ 25.19       $ 23.19       $ 21.21       $ 20.59
                                                           --------       -------       -------       -------       -------
 Income from operations:
 Net investment income                                         0.77          1.42          1.40          1.39          1.29
 Net realized and unrealized gain (loss) on
   investments                                                 0.25         (2.15)         0.60          0.59         (0.67)
                                                           --------       -------       -------       -------       -------
 Net increase (decrease) in asset value per share              1.02         (0.73)         2.00          1.98          0.62
                                                           --------       -------       -------       -------       -------
 Net asset value, end of year                              $  25.48       $ 24.46       $ 25.19       $ 23.19       $ 21.21
                                                           ========       =======       =======       =======       =======

 Total return <F2>                                            4.17%        (2.88%)        8.61%         9.34%         3.02%

 Net assets, end of period (in thousands)                  $102,828       $71,041       $69,177       $48,330       $38,015
 Ratio of expenses to average net assets <F3>                 0.30%         0.30%         0.30%         0.30%         0.30%
 Ratio of net investment income to average net
   assets <F3>                                                6.11%         5.75%         5.80%         6.25%         6.26%
 Portfolio turnover rate                                     10.14%        28.86%        54.00%        47.40%        44.28%

                                                                                YEAR ENDED DECEMBER 31
                                                           ----------------------------------------------------------------
                                                             1995          1994          1993          1992          1991
                                                           --------       -------       -------       -------       -------
 Net asset value, beginning of year <F1>                   $  17.30       $ 18.03       $ 16.33       $ 15.32       $ 13.44
                                                           --------       -------       -------       -------       -------
 Income from operations:
 Net investment income                                         1.25          1.06          1.07          1.09          1.08
 Net realized and unrealized gain (loss) on
   investments                                                 2.04         (1.79)         0.63         (0.08)         0.80
                                                           --------       -------       -------       -------       -------
 Net increase (decrease) in asset value per share              3.29         (0.73)         1.70          1.01          1.88
                                                           --------       -------       -------       -------       -------
 Net asset value, end of year                              $  20.59       $ 17.30       $ 18.03       $ 16.33       $ 15.32
                                                           ========       =======       =======       =======       =======

 Total return <F2>                                           19.02%        (4.04%)       10.39%         6.57%        14.00%

 Net assets, end of year (in thousands)                    $ 39,316       $26,458       $47,636       $20,217       $14,438
 Ratio of expenses to average net assets <F3><F**>            0.30%         0.30%         0.30%         0.39%         0.42%
 Ratio of net investment income to average net
   assets <F3>                                                6.43%         6.19%         6.11%         6.89%         7.63%
 Portfolio turnover rate                                     35.35%        46.42%         8.80%        43.50%         2.23%

 Notes:
 <F1> Components are computed and accumulated on a daily basis.
 <F2> The total return information shown in this table does not reflect expenses that apply to the separate accounts investing in the Fund or to the insurance or variable annuity contracts. Inclusion of these charges would reduce the total return figures for all periods shown.
 <F3> Computed on an annualized basis.

 <F*>  Unaudited
 <F**> Name and investment objective changed from Intermediate Bond Fund on
 October 1, 1992. The Investment advisor charges changed from .375 percent to .250 percent of the average daily value of the net assets on October 1, 1992. The objective of the Bond Index Fund is to provide a rate of return that reflects the performance of the publicly traded bond market as a whole.

 See accompanying notes to the financial statements.

          GENERAL AMERICAN CAPITAL COMPANY BOND INDEX FUND

--------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - JUNE 30, 2000

 -------------------------------------------------------------------------------------------
                                                                  PAR              MARKET
 BONDS                                                           VALUE             VALUE
 -------------------------------------------------------------------------------------------
 CORPORATE BONDS
 Aerospace & Military Technology (0.48%)
   Raytheon Co., 6.45%, due 08/15/2002                         $  500,000       $    487,130
                                                                                ------------
 Business Machines (0.94%)
   Pitney Bowes Credit Corp., 5.65%, due 01/15/2003             1,000,000            965,830
                                                                                ------------
 Commercial Banking (7.15%)
   ABN AMRO Bank-NY, 7.125%, due 10/15/2093                       500,000            419,555
   Chase Manhattan Corp., 7.0%, due 11/15/2009                  1,000,000            949,280
   First National Bank Omaha, 7.32%, due 12/01/2010             1,500,000          1,471,950
   HSBC Holding PLC, 7.5%, due 07/15/2009                         500,000            490,235
   Inter-American Development Bank, 5.375%, due 11/18/2008      1,700,000          1,516,468
   NationsBank Corp., 7.75%, due 08/15/2015                     1,100,000          1,071,114
   Sanwa Finance Aruba, 8.35%, due 07/15/2009                     500,000            497,780
   Wells Fargo Capital, 7.95%, due 12/01/2026                   1,000,000            938,870
                                                                                ------------
                                                                                   7,355,252
                                                                                ------------
 Domestic Oil (1.73%)
   Burlington Resources, 8.5%, due 10/01/2001                   1,000,000          1,011,150
   Conoco Inc., 5.9%, due 04/15/2004                              800,000            763,944
                                                                                ------------
                                                                                   1,775,094
                                                                                ------------
 Finance (Non-Banking) (3.82%)
   Associates Corp N American, 5.8%, due 04/20/2004               500,000            468,320
   Citigroup Inc., 7.45%, due 06/06/2002                        1,000,000          1,002,740
   Daimler Chrysler, 7.125%, due 03/01/2002                     1,000,000            997,180
   Merrill Lynch & Co. Inc., 7.0%, due 03/15/2006               1,500,000          1,462,470
                                                                                ------------
                                                                                   3,930,710
                                                                                ------------
 Food & Agriculture (0.89%)
   Coca Cola Enterprises, 5.75%, due 11/01/2008                   500,000            440,460
   Diageo Capital PLC, 6.125, due 08/15/2005                      500,000            470,995
                                                                                ------------
                                                                                     911,455
                                                                                ------------
 Energy Raw Materials (1.43%)
   Enron Corp., 9.125%, due 04/01/2003                            500,000            518,290
   Williams Co., 7.625%, due 07/15/2019                         1,000,000            955,010
                                                                                ------------
                                                                                   1,473,300
                                                                                ------------
 International Oil (0.44%)
   Norsk Hydro AS, 6.36%, due 01/15/2009                          500,000            455,115
                                                                                ------------
 Media (4.24%)
   Cox Communications Inc., 7.75%, due 08/15/2006               1,000,000            996,430
   Disney (Walt) Co., 5.125%, due 12/15/2003                      500,000            471,320
   News America Inc., 6.625%, due 01/09/2008                      800,000            733,520
   Time Warner Inc., 10.15%, due 05/01/2012                     1,000,000          1,147,640
   Westinghouse Electric, 8.875%, due 06/01/2001                1,000,000          1,011,080
                                                                                ------------
                                                                                   4,359,990
                                                                                ------------
 Miscellaneous & Conglomerates (0.96%)
   General Electric Capital Corp., 6.65%, due 09/03/2002        1,000,000            990,330
                                                                                ------------

                                                         (continued)

                                 21


                      GENERAL AMERICAN CAPITAL COMPANY BOND INDEX FUND

--------------------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - JUNE 30, 2000

 -------------------------------------------------------------------------------------------
                                                                  PAR              MARKET
 BONDS                                                           VALUE             VALUE
 -------------------------------------------------------------------------------------------
 Motor Vehicles (0.89%)
   Ford Motor Co., 6.625%, due 10/01/2028                      $  500,000       $    421,025
   Ford Motor Credit, 7.75%, due 02/15/2007                       500,000            495,730
                                                                                ------------
                                                                                     916,755
                                                                                ------------
 Railroads & Shipping (0.91%)
   Union Pacific Corp., 6.4%, due 02/01/2006                    1,000,000            938,160
                                                                                ------------
 Retail (1.79%)
   Lowes Companies Inc., 6.875%, due 02/15/2028                 1,000,000            846,190
   Wal-Mart Stores, 9.10%, due 07/15/2000                       1,000,000            999,140
                                                                                ------------
                                                                                   1,845,330
                                                                                ------------
 Telephone (2.66%)
   Alltell Corp., 6.8%, due 05/01/2029                            500,000            415,295
   Southwestern Bell, 6.625%, due 07/15/2007                    1,000,000            941,110
   Sprint Capital Corp., 6.125%, due 11/15/2008                 1,000,000            891,370
   Telecom de Puerto Rico, 6.15%, due 05/15/2002                  500,000            484,455
                                                                                ------------
                                                                                   2,732,230
                                                                                ------------
 Travel & Recreation (0.68%)
   Hertz Corp., 7.00%, 04/15/2001                                 700,000            697,291
                                                                                ------------
 Utilities, Electrical & Gas (3.30%)
   Consolidated Edison Co. of NY Inc., 6.45%, due 12/01/2007    1,000,000            929,100
   Hydro Quebec, 8.40%, 01/15/2022                              1,000,000          1,076,910
   Pacific Gas & Electric, 7.25%, due 08/01/2026                  500,000            437,060
   Potomac Electric Power, 6.0%, due 04/01/2004                   500,000            471,945
   Southern California Edison, 6.375% due 01/15/2006              500,000            474,205
                                                                                ------------
                                                                                   3,389,220
                                                                                ------------

 TOTAL CORPORATE BONDS (32.31%) (AMORTIZED COST $35,238,442)                      33,223,192
                                                                                ------------
 AGENCY SECURITIES
 Government & State Agency (17.61%)
   FHLB, 5.085%, due 10/07/2008                                 1,000,000            867,970
   FHLB, 5.875%, due 09/17/2001                                 1,000,000            988,280
   FHLMC, 7.375%, due 05/15/2003                                2,000,000          2,019,140
   FHLMC, 5.5%, due 05/15/2002                                  1,000,000            975,310
   FNMA, 6.80%, due 01/10/2003                                    500,000            497,110
   FNMA, 5.875%, due 04/23/2004                                 1,000,000            953,750
   FNMA, 5.750%, due 02/15/2008                                 1,000,000            920,160
   FNMA, 5.625%, due 03/15/2001                                 2,000,000          1,983,120
   FNMA, 5.750%, due 04/15/2003                                 1,000,000            968,320
   FNMA, 5.750%, due 06/15/2005                                 1,700,000          1,610,750
   FNMA, 6.375%, due 06/15/2009                                 1,500,000          1,425,930
   FNMA, 6.210%, due 08/06/2038                                   625,000            545,700
   FNMA, 5.490%, due 08/18/2000                                 1,000,000            998,910
   FNMA, 7.10%, due 10/18/2004                                  1,000,000            992,660
   FNMA Global Benchmark Note, 6.00%, due 05/15/2008            1,000,000            932,570
   Italy - Global, 7.25%, due 02/07/2005                          500,000            504,020

                                                         (continued)

                                 22


                      GENERAL AMERICAN CAPITAL COMPANY BOND INDEX FUND

--------------------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - JUNE 30, 2000

 -------------------------------------------------------------------------------------------
                                                                  PAR              MARKET
 BONDS                                                           VALUE             VALUE
 -------------------------------------------------------------------------------------------
 Government & State Agency (continued)
   Tennessee Valley Authority, 6.00% due 03/15/2013            $1,000,000       $    926,250
                                                                                ------------

 TOTAL AGENCY SECURITIES (17.61%) (AMORTIZED COST
  $17,468,493)                                                                    18,109,950
                                                                                ------------
 GOVERNMENT SECURITIES
 United States Government Securities (45.42%)
   US Treasury, 6.0%, due 08/15/2009                            1,000,000            992,030
   US Treasury Bonds, 10.75%, due 02/15/2003                    1,000,000          1,100,310
   US Treasury Bonds, 9.875%, due 11/15/2015                      500,000            677,970
   US Treasury Bonds, 7.25%, due 05/15/2016                     1,000,000          1,102,190
   US Treasury Bonds, 8.75%, due 05/15/2017                     1,000,000          1,259,530
   US Treasury Bonds, 8.125%, due 08/15/2019                    1,800,000          2,176,038
   US Treasury Bonds, 7.875%, due 02/15/2021                    1,300,000          1,547,000
   US Treasury Bonds, 7.250%, due 08/15/2022                    2,500,000          2,812,100
   US Treasury Bonds, 6.625%, due 02/15/2027                    1,000,000          1,061,720
   US Treasury Bonds, 5.50%, due 08/15/2028                     1,000,000            917,190
   US Treasury Bonds, 5.25%, due 11/15/2028                     1,000,000            885,470
   US Treasury Notes, 9.25%, due 02/15/2016                       500,000            648,830
   US Treasury Notes, 6.25%, due 08/15/2023                     1,000,000          1,008,120
   US Treasury Notes, 6.00%, due 02/15/2026                     2,300,000          2,252,206
   US Treasury Notes, 6.125%, due 11/15/2027                    2,000,000          1,995,620
   US Treasury Notes, 6.25%, due 01/31/2002                     1,000,000            996,560
   US Treasury Notes, 6.50%, due 05/31/2002                     1,000,000          1,001,250
   US Treasury Notes, 6.25%, due 06/30/2002                     1,000,000            997,190
   US Treasury Notes, 6.125%, due 08/15/2007                      500,000            496,640
   US Treasury Notes, 5.750%, due 10/31/2002                    1,700,000          1,675,826
   US Treasury Notes, 4.75%, due 11/15/2008                     1,000,000            908,120
   US Treasury Notes, 7.5%, due 11/15/2001                      1,250,000          1,265,825
   US Treasury Notes, 5.75%, due 08/15/2003                     2,300,000          2,260,831
   US Treasury Notes, 5.875%, due 02/15/2004                    3,500,000          3,451,875
   US Treasury Notes, 7.25%, due 05/15/2004                     2,000,000          2,062,820
   US Treasury Notes, 7.25%, due 08/15/2004                     1,000,000          1,033,910
   US Treasury Notes, 7.875%, due 11/15/2004                    1,000,000          1,058,910
   US Treasury Notes, 6.5%, due 05/15/2005                      3,000,000          3,032,340
   US Treasury Notes, 5.875%, due 11/15/2005                    1,000,000            982,810
   US Treasury Notes, 5.625%, due 11/30/2000                      500,000            498,670
   US Treasury Notes, 6.50%, due 05/31/2001                     1,000,000          1,000,000
   US Treasury Notes, 7.00%, due 07/15/2006                     1,000,000          1,036,250
   US Treasury Bonds, 6.375%, due 09/30/2001                    1,000,000            998,280
   US Treasury Bonds, 6.50%, due 10/15/2006                       500,000            506,015
   US Treasury Bonds, 6.25%, due 10/31/2001                       500,000            996,870
                                                                                ------------
                                                                                  46,697,316
                                                                                ------------
 Other Government Securities (2.14%)
   State of Israel, 6.375%, due 12/15/2005                      1,000,000            937,260
   Manitoba Province, 9.00%, due 12/15/2000                       250,000            252,483

                                                           (continued)

                                 23



                      GENERAL AMERICAN CAPITAL COMPANY BOND INDEX FUND

--------------------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - JUNE 30, 2000

 -------------------------------------------------------------------------------------------
                                                                  PAR              MARKET
 BONDS                                                           VALUE             VALUE
 -------------------------------------------------------------------------------------------
 Other Government Securities (continued)
   Manitoba Province, 7.5%, due 02/22/2010                     $1,000,000       $  1,012,450
                                                                                ------------
                                                                                   2,202,193
                                                                                ------------

 TOTAL GOVERNMENT SECURITIES (47.56%) (AMORTIZED COST
  $49,315,319)                                                                    48,899,509
                                                                                ------------

 TOTAL BONDS (97.48%) (AMORTIZED COST $102,022,254)                              100,232,651
                                                                                ------------

 -------------------------------------------------------------------------------------------
                                                                  PAR              MARKET
 SHORT TERM SECURITIES                                           VALUE             VALUE
 -------------------------------------------------------------------------------------------
 Commercial Paper (0.84%)
   Centennial Energy Holdings, due 07/03/2000                     865,000            865,000
                                                                                ------------

 TOTAL SHORT TERM SECURITIES (0.84%) (AMORTIZED COST $865,000)                       865,000
                                                                                ------------

 TOTAL INVESTMENTS (98.32%) (AMORTIZED COST $102,887,254)                        101,097,651

   Other net assets (1.68%)                                                        1,730,065
                                                                                ------------

 TOTAL NET ASSETS (100.00%)                                                     $102,827,716
                                                                                ============

 See accompanying notes to the financial statements.

        GENERAL AMERICAN CAPITAL COMPANY MANAGED EQUITY FUND

--------------------------------------------------------------------
 MANAGEMENT DISCUSSION

 The Managed Equity Fund's decline of 4.6% gross in the first half of 2000 slightly trailed the Barra Value Index (down 4.1%) and the technology-driven S&P 500 (down 0.4%).

 The Fund continues to maintain overweighted positions in several sectors laden with value priced equities including: capital goods, consumer cyclicals, consumer staples, financials, transportation, and more recently basic industries. The operating performance of our holdings in these beaten-down sectors remains extremely sound, but the stocks are trading at valuation levels not seen in many years in several cases. Some examples include: Alcoa, Eaton, Comcast, Conagra, Bank of America, and Honeywell. As the market increasingly starts to recognize strong earnings power as a valuation driver, we feel these holdings will begin to produce favorable returns going forward.

 Some notable strong performers for the Fund over the first two quarters of this year were: Family Dollar (up 12%), Kroger (up 13%), Baker Hughes (up 52%), Lehman Brothers (up 24%), Beckman Instruments (up 16%), and FPL Group (up 16%). At the end of the second quarter, the Fund maintained a median price-to-earnings (P/E) ratio of 15 versus the overall equity market P/E ratio of 25. The Fund's median market cap was $17 billion and cash reserves were under 1% of total assets.

--------------------------------------------------------------------
 GROWTH OF A $10,000 INVESTMENT

                              [GRAPH]

--------------------------------------------------------------------
 ANNUAL RETURNS

PERIODS ENDED JUNE 30, 2000                   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS  LIFE OF FUND

Annual Returns                                  (13.00%)       13.30%        11.45%        10.31%

 The fund's performance reflects administrative and management charges, while such charges are not reflected in the performance of the index.

         Past performance is no assurance of future results.

        GENERAL AMERICAN CAPITAL COMPANY MANAGED EQUITY FUND

--------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000 (unaudited)

 ASSETS:
   Investments, at market value:
    (see accompanying schedules)
     Common stocks                          $56,945,199
     Short term securities                      450,000
                                            -----------
       Total investments                     57,395,199
   Cash                                         (10,783)
   Dividends receivable                          76,483
                                            -----------
       Total assets                          57,460,899
                                            -----------

 LIABILITIES:
   Payable to Conning Asset Management
    Company                                      15,195
   Payable to General American Life
    Insurance Company                             5,201
                                            -----------
       Total liabilities                         20,396
                                            -----------
         Total net assets                   $57,440,503
                                            ===========


 TOTAL SHARES OF CAPITAL STOCK OUTSTANDING    1,643,652

 Net asset value per share (Total net
  assets divided by total shares of
  capital stock outstanding)                $     34.95

 TOTAL AMORTIZED COST OF INVESTMENTS        $51,909,998

--------------------------------------------------------------------
 STATEMENT OF OPERATIONS

 For the six months ended June 30, 2000
  (unaudited)

 INVESTMENT INCOME:
   Dividends                               $    451,793
   Interest                                      47,481
                                           ------------
     Total investment income                    499,274
                                           ------------
 EXPENSES:
   Investment management charge                  87,721
   Administrative charge                         30,047
                                           ------------
     Total expenses                             117,768
                                           ------------
       Net investment income                    381,506
                                           ------------
 NET REALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments           7,583,723
                                           ------------
 NET UNREALIZED LOSS ON INVESTMENTS:
   Net unrealized loss on investments       (10,746,637)
                                           ------------
 NET DECREASE IN NET ASSETS FROM
  OPERATIONS                               $ (2,781,408)
                                           ============

--------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS              YEAR ENDED
                                                               ENDED JUNE 30            DECEMBER 31
                                                               -------------            -----------
                                                                 2000<F*>                  1999
                                                               -------------            -----------
 Operations:
     Net investment income                                     $    381,506             $   704,040
     Net realized gain on investments                             7,583,723               2,449,375
     Net unrealized loss on investments                         (10,746,637)               (859,001)
                                                               ------------             -----------
         Net increase (decrease) in net assets from
           operations                                            (2,781,408)              2,294,414
     Capital share transactions                                  (4,489,838)                613,618
                                                               ------------             -----------
         Net increase (decrease) in net assets                   (7,271,246)              2,908,032
     Net assets, beginning of year                               64,711,749              61,803,717
                                                               ------------             -----------
 Net assets, end of period                                     $ 57,440,503             $64,711,749
                                                               ============             ===========

 <F*> Unaudited

 See accompanying notes to the financial statements.

        GENERAL AMERICAN CAPITAL COMPANY MANAGED EQUITY FUND

-----------------------------------------------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

                                                              SIX
                                                             MONTHS
                                                             ENDED
                                                            JUNE 30                      YEAR ENDED DECEMBER 31
                                                            --------       --------------------------------------------------
                                                            2000<F*>         1999          1998          1997          1996
                                                            --------       --------       -------       -------       -------
 Net asset value, beginning of year <F1>                    $  36.71       $  35.63       $ 31.20       $ 25.31       $ 20.93
                                                            --------       --------       -------       -------       -------
 Income from operations:
 Net investment income                                          0.23           0.42          0.48          0.63          0.68
 Net realized and unrealized gain (loss) on
   investments                                                 (1.99)          0.66          3.95          5.26          3.70
                                                            --------       --------       -------       -------       -------
 Net increase (decrease) in asset value per share              (1.76)          1.08          4.43          5.89          4.38
                                                            --------       --------       -------       -------       -------
 Net asset value, end of period                             $  34.95       $  36.71       $ 35.63       $ 31.20       $ 25.31
                                                            ========       ========       =======       =======       =======

 Total return <F2>                                            (4.80%)         3.04%        14.19%        23.29%        20.92%

 Net assets, end of period (in thousands)                   $ 57,441       $ 64,712       $61,804       $59,138       $48,587
 Ratio of expenses to average net assets <F3> <F4>             0.39%          0.39%         0.39%         0.41%         0.47%
 Ratio of net investment income to average net
   assets <F3>                                                 1.27%          1.14%         1.46%         2.19%         2.97%

 Portfolio turnover rate                                      39.94%         16.00%        67.23%        49.43%        36.44%

                                                                                 YEAR ENDED DECEMBER 31
                                                            -----------------------------------------------------------------
                                                              1995           1994          1993          1992          1991
                                                            --------       --------       -------       -------       -------
 Net asset value, beginning of year <F1>                    $  15.69       $  16.27       $ 14.95       $ 14.02       $ 11.10
                                                            --------       --------       -------       -------       -------
 Income from operations:
 Net investment income                                          0.58           0.43          0.32          0.35          0.38
 Net realized and unrealized gain (loss) on
   investments                                                  4.66          (1.01)         1.00          0.58          2.54
                                                            --------       --------       -------       -------       -------
 Net increase (decrease) in asset value per share               5.24          (0.58)         1.32          0.93          2.92
                                                            --------       --------       -------       -------       -------
 Net asset value, end of year                               $  20.93       $  15.69       $ 16.27       $ 14.95       $ 14.02
                                                            ========       ========       =======       =======       =======

 Total return <F2>                                            33.37%         (3.58%)        8.87%         6.66%        26.23%

 Net assets, end of year (in thousands)                     $ 40,902       $ 31,487       $32,885       $29,401       $22,006
 Ratio of expenses to average net assets <F3>                  0.48%          0.49%         0.50%         0.51%         0.53%
 Ratio of net investment income to average net
   assets <F3>                                                 3.14%          2.65%         2.07%         2.55%         2.99%
 Portfolio turnover rate                                      44.82%        103.93%        25.89%         9.34%        12.15%

 Notes:
 <F1> Components are computed and accumulated on a daily basis.
 <F2> The total return information shown in this table does not reflect expenses that apply to the separate accounts investing in the Fund or to the insurance or variable annuity contracts. Inclusion of these charges would reduce the total return figures for all periods shown.
 <F3> Computed on an annualized basis.
 <F4> On March 1, 1997, Conning Asset Management Company took over the asset management of the Managed Equity Fund. The management fee was reduced to from .50 percent to .40 percent on the first $10 million of assets, from .35 percent to .30 percent on the balance over $10 million and less than $30 million and from .30 percent to .25 percent on the balance in excess of $30 million.

 <F*> Unaudited

 See accompanying notes to the financial statements.

        GENERAL AMERICAN CAPITAL COMPANY MANAGED EQUITY FUND

---------------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - JUNE 30, 2000

 --------------------------------------------------------------------------------------
                                                                             MARKET
 COMMON STOCK                                                   SHARES        VALUE
 --------------------------------------------------------------------------------------
 Aerospace & Military Technology (5.18%)
   Boeing Co.                                                    38,000   $   1,588,856
   United Technologies Corp.                                     23,570       1,387,684
                                                                           ------------
                                                                              2,976,540
                                                                           ------------
 Air Transport (1.58%)
   AMR Corp.<F*>                                                 34,370         908,640
                                                                           ------------
 Apparel (1.90%)
   CVS Corp.                                                     27,300       1,092,000
                                                                           ------------
 Business Machines (3.69%)
   IBM Corp.                                                     10,700       1,172,313
   Synposys Inc.<F*>                                             27,480         949,764
                                                                           ------------
                                                                              2,122,077
                                                                           ------------
 Chemicals (1.61%)
   Honeywell International Inc.                                  27,425         923,866
                                                                           ------------
 Commercial Banking (4.68%)
   Bank of America Corp.                                         19,010         817,430
   Chase Manhattan Corp. (new)                                   18,075         832,570
   Citigroup Inc.                                                17,210       1,036,903
                                                                           ------------
                                                                              2,686,903
                                                                           ------------
 Construction (1.99%)
   Vulcan Materials Co.                                          26,800       1,144,012
                                                                           ------------
 Drugs & Medicines (8.26%)
   Baxter International                                          16,200       1,139,054
   Beckman Instruments                                           16,300         951,513
   Merck & Co. Inc.                                              17,850       1,367,756
   Tenet Healthcare                                              47,700       1,287,900
                                                                           ------------
                                                                              4,746,223
                                                                           ------------
 Energy & Utilities (2.47%)
   FPL Group Inc.                                                28,700       1,420,650
                                                                           ------------
 Energy Raw Materials (1.56%)
   Baker Hughes Inc.                                             28,030         896,960
                                                                           ------------
 Finance (Non-Banking) (6.16%)
   Associates First Capital Corp.                                47,300       1,055,358
   Lehman Brothers Holding Inc.                                  12,000       1,134,744
   Providian Financial Corp.                                     15,000       1,350,000
                                                                           ------------
                                                                              3,540,102
                                                                           ------------
 Food & Agriculture (4.76%)
   Conagra Inc.                                                  73,100       1,393,432
   Sara Lee Corp.                                                69,400       1,340,253
                                                                           ------------
                                                                              2,733,685
                                                                           ------------
 Government & State Agency (1.80%)
   Federal Home Loan Mortgage Corp.                              25,500       1,032,750
                                                                           ------------

 --------------------------------------------------------------------------------------
                                                                             MARKET
 COMMON STOCK                                                   SHARES        VALUE
 --------------------------------------------------------------------------------------
 Industrial Miscellaneous (2.99%)
   Diamond Offshore Drilling Inc.                                27,860    $    978,583
   Lowes Companies Inc.                                          18,000         739,116
                                                                           ------------
                                                                              1,717,699
                                                                           ------------
 Insurance (2.07%)
   Axa Financial Inc.                                            34,900       1,186,600
                                                                           ------------
 International Oil (4.23%)
   BP Amoco PLC                                                  19,432       1,099,113
   Exxon Mobile Corp.                                            16,932       1,329,162
                                                                           ------------
                                                                              2,428,275
                                                                           ------------
 Media (4.15%)
   Comcast Corp.<F*>                                             21,800         882,900
   McGraw-Hill Inc.                                              27,800       1,501,200
                                                                           ------------
                                                                              2,384,100
                                                                           ------------
 Miscellaneous Finance (2.54%)
   American General Corp.                                        23,900       1,457,900
                                                                           ------------
 Motor Vehicles (1.94%)
   Eaton Corp.                                                   16,620       1,113,540
                                                                           ------------
 Non-Durables & Entertainment (1.36%)
   Costco Wholesale Corp.<F*>                                    23,600         778,800
                                                                           ------------
 Non-Ferrous Metals (1.73%)
   Alcoa Inc.                                                    34,320         995,280
                                                                           ------------
 Optical Photographic Equipment (2.54%)
   Eastman Kodak Co.                                             24,500       1,457,750
                                                                           ------------
 Paper & Forest Products (1.87%)
   Weyerhaeuser Co.                                              25,000       1,075,000
                                                                           ------------
 Producer Goods (5.81%)
   Delphi Automotive Systems                                     66,600         969,829
   Illinois Tool Works Inc.                                      20,800       1,185,600
   Ingersoll-Rand Co.                                            29,340       1,180,935
                                                                           ------------
                                                                              3,336,364
                                                                           ------------
 Retail (10.51%)
   Family Dollar Stores                                          59,200       1,158,070
   K Mart Corp.<F*>                                             125,800         856,950
   Kroger Co.<F*>                                                84,400       1,862,033
   TJX Cos Inc.                                                  58,000       1,087,500
   Tricon Global Restaurants<F*>                                 38,060       1,075,195
                                                                           ------------
                                                                              6,039,748
                                                                           ------------
 Telephone (5.46%)
   A T & T Corp.                                                 24,450         773,231
   Sprint Corp.                                                  19,440         991,440
   Worldcom Inc.                                                 29,900       1,371,663
                                                                           ------------
                                                                              3,136,334
                                                                           ------------

                                               (continued)

                                 28


               GENERAL AMERICAN CAPITAL COMPANY MANAGED EQUITY FUND

---------------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - JUNE 30, 2000

 --------------------------------------------------------------------------------------
                                                                             MARKET
 COMMON STOCK                                                   SHARES        VALUE
 --------------------------------------------------------------------------------------
 Tobacco (2.45%)
   Philip Morris Companies Inc.                                  52,930    $  1,405,926
                                                                           ------------
 Travel & Recreation (1.68%)
   Carnival Corp.                                                22,200         432,900
   Sabre Holdings Corp.                                          18,644         531,354
                                                                           ------------
                                                                                964,254
                                                                           ------------
 Utilities Electrical & Gas (2.17%)
   Peco Energy Co.                                               30,840       1,243,221
                                                                           ------------
 TOTAL COMMON STOCK (99.14%)
   (AMORTIZED COST $51,459,998)                                              56,945,199
                                                                           ------------

 --------------------------------------------------------------------------------------
                                                                 PAR         MARKET
 SHORT TERM SECURITIES                                          VALUE         VALUE
 --------------------------------------------------------------------------------------
 Commercial Paper (0.78%)
   Centennial Energy Holdings, 7.20%, due 7/3/00               $450,000         450,000
                                                                           ------------

 TOTAL SHORT TERM SECURITIES (0.78%)
   (AMORTIZED COST $450,000)                                                    450,000
                                                                           ------------

 TOTAL INVESTMENTS (99.92%)
   (AMORTIZED COST $51,909,998)                                              57,395,199

   Other net assets (0.08%)                                                      45,304
                                                                           ------------

 TOTAL NET ASSETS (100.00%)                                                $ 57,440,503
                                                                           ============

 <F*> Non-income producing securities.

 See accompanying notes to financial statements.

       GENERAL AMERICAN CAPITAL COMPANY ASSET ALLOCATION FUND

--------------------------------------------------------------------
 MANAGEMENT DISCUSSION

 The Asset Allocation Fund's first-half return of nearly 7.0% gross surpassed the S&P 500 (down 0.4%), the Lipper Flexible Portfolio Average (up 1.9%), as well as the Russell 1000 Growth Index (up 4.0%) despite continuing to maintain a 20% allocation to fixed income securities (up 0.3%) over the past two quarters.

 While the technology sector (up 3%) continued to outperform the overall equity market at the end of the second quarter, it was easily surpassed by the health care sector (up 24%) and the utilities sector (up 15%). The communications services sector, which was a stellar performer in 1999, was very weak through the first six months of this year (down 16%). Despite some profit taking in the Fund's technology holdings this year, we maintain a 10% overweight in this key sector of the market. We continue to maintain a slightly overweight exposure to the communications services sector at midyear.

 Some standout holdings in the Fund at midyear include: Philips Electronics (up 41% year-to-date), Pharmacia (up 45%), Walt Disney (up 33%), Eli Lilly (up 50%), Oracle (up 50%), and Intel (up 62%). The Fund's median market capitalization was $43.4 billion. The average duration for the fixed income portion of the Fund was 3.53 years versus the Lehman Intermediate Government/Corporate Index of
 3.47 years. As of June 30, the asset allocation mix in the Fund stood at 79% stocks, 20% bonds and 1% cash.

--------------------------------------------------------------------
 GROWTH OF A $10,000 INVESTMENT

                              [GRAPH]

--------------------------------------------------------------------
 ANNUAL RETURNS

PERIODS ENDED JUNE 30, 2000                   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS  LIFE OF FUND

Annual Returns                                  18.82%        18.65%        13.92%         13.34%

 The fund's performance reflects administrative and management charges, while such charges are not reflected in the performance of the index.

         Past performance is no assurance of future results.

       GENERAL AMERICAN CAPITAL COMPANY ASSET ALLOCATION FUND

--------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES

 June 30, 2000 (unaudited)

 ASSETS:
   Investments, at market value:
    (see accompanying schedules)
     Bonds                                 $ 32,423,297
     Common stocks                          125,644,284
     Short term securities                    1,620,000
                                           ------------
       Total investments                    159,687,581
   Cash                                          79,294
   Receivable from broker                       497,397
   Dividends and interest receivable            634,673
                                           ------------
       Total assets                         160,898,945
                                           ------------

 LIABILIITIES:
   Payable to Conning Asset Management
    Company                                      70,454
   Payable to General American Life
    Insurance Company                            14,091
                                           ------------
       Total liabilities                         84,545
                                           ------------
         Total net assets                  $160,814,400
                                           ============

 TOTAL SHARES OF CAPITAL STOCK
  OUTSTANDING                                 3,255,206

 Net asset value per share (Total net
  assets divided by total shares of
  capital stock outstanding)               $      49.40

 TOTAL AMORTIZED COST OF INVESTMENTS       $109,962,609

--------------------------------------------------------------------
 STATEMENT OF OPERATIONS

 For the six months ended June 30, 2000
  (unaudited)

 INVESTMENT INCOME:
   Dividends                               $    466,779
   Interest                                   1,151,777
                                           ------------
     Total investment income                  1,618,556
                                           ------------
 EXPENSES:
   Investment management charge                 394,807
   Administrative charge                         78,961
                                           ------------
     Total expenses                             473,768
                                           ------------
       Net investment income                  1,144,788
                                           ------------
 NET REALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments          20,343,354
                                           ------------
 NET UNREALIZED LOSS ON INVESTMENTS:
   Net unrealized loss on investments       (11,516,028)
                                           ------------
 NET INCREASE IN NET ASSETS FROM
  OPERATIONS                               $  9,972,114
                                           ============

----------------------------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS               YEAR ENDED
                                                               ENDED JUNE 30            DECEMBER 31
                                                               -------------            ------------
                                                                  2000<F*>                  1999
                                                               -------------            ------------
 Operations:
     Net investment income                                     $  1,144,788             $  2,091,559
     Net realized gain on investments                            20,343,354                   43,126
     Net unrealized gain (loss) on investments                  (11,516,028)              26,655,271
                                                               ------------             ------------
         Net increase in net assets from operations               9,972,114               28,789,956
     Capital share transactions                                  (1,218,277)              (1,238,902)
                                                               ------------             ------------
         Net increase in net assets                               8,753,837               27,551,054
     Net assets, beginning of year                              152,060,563              124,509,509
                                                               ------------             ------------
 Net assets, end of period                                     $160,814,400             $152,060,563
                                                               ============             ============

 <F*> Unaudited

 See accompanying notes to the financial statements.

       GENERAL AMERICAN CAPITAL COMPANY ASSET ALLOCATION FUND

----------------------------------------------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

                                                           SIX
                                                          MONTHS
                                                          ENDED
                                                         JUNE 30                       YEAR ENDED DECEMBER 31
                                                         --------       ----------------------------------------------------
                                                         2000<F*>         1999           1998           1997          1996
                                                         --------       --------       --------       --------       -------

 Net asset value, beginning of year <F1>                 $  46.32       $  37.55       $  31.86       $  26.83       $ 23.20
                                                         --------       --------       --------       --------       -------
 Income from operations:
 Net investment income                                       0.35           0.63           0.81           0.96          0.93
 Net realized and unrealized gain on investments             2.73           8.14           4.88           4.07          2.70
                                                         --------       --------       --------       --------       -------
 Net increase in asset value per share                       3.08           8.77           5.69           5.03          3.63
                                                         --------       --------       --------       --------       -------
 Net asset value, end of period                             49.40       $  46.32       $  37.55       $  31.86       $ 26.83
                                                         ========       ========       ========       ========       =======

 Total return <F2>                                          6.64%         23.37%         17.86%         18.73%        15.66%

 Net assets, end of period (in thousands)                $160,814       $152,061       $124,510       $111,269       $86,191
 Ratio of expenses to average net assets <F3>               0.60%          0.60%          0.60%          0.60%         0.60%
 Ratio of net investment income to average net
   assets <F3>                                              1.46%          1.56%          2.42%          3.24%         3.77%
 Portfolio turnover rate                                   20.08%         12.21%         34.03%         36.34%        32.78%

                                                                               YEAR ENDED DECEMBER 31
                                                         -------------------------------------------------------------------
                                                           1995           1994           1993           1992          1991
                                                         --------       --------       --------       --------       -------

 Net asset value, beginning of year <F1>                 $  18.00       $  18.74       $  17.11       $  16.04       $ 13.39
                                                         --------       --------       --------       --------       -------
 Income from operations:
 Net investment income                                       0.82           0.68           0.60           0.62          0.65
 Net realized and unrealized gain (loss) on
   investments                                               4.38          (1.42)          1.03           0.45          2.00
                                                         --------       --------       --------       --------       -------
 Net increase (decrease) in asset value per share            5.20          (0.74)          1.63           1.07          2.65
                                                         --------       --------       --------       --------       -------
 Net asset value, end of year                            $  23.20       $  18.00       $  18.74       $  17.11       $ 16.04
                                                         ========       ========       ========       ========       =======

 Total return <F2>                                         28.88%         (3.95%)         9.55%          6.66%        19.81%

 Net assets, end of year (in thousands)                  $ 73,387       $ 59,975       $ 65,070       $ 53.369       $21,149
 Ratio of expenses to average net assets <F3>               0.60%          0.60%          0.60%          0.60%         0.60%
 Ratio of net investment income to average net
   assets <F3>                                              3.92%          3.70%          3.33%          3.80%         4.37%
 Portfolio turnover rate                                   33.74%         75.24%         27.59%         12.14%         5.14%

 Notes:
 <F1> Components are computed and accumulated on a daily basis.
 <F2> The total return information shown in this table does not reflect expenses that apply to the separate accounts investing in the Fund or to the insurance or variable annuity contracts. Inclusion of these charges would reduce the total return figures for all periods shown.
 <F3> Computed on an annualized basis.

 <F*> Unaudited

 See accompanying notes to the financial statements.

      GENERAL AMERICAN CAPITAL COMPANY ASSET ALLOCATION FUND

--------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - JUNE 30, 2000

 -------------------------------------------------------
                                  PAR          MARKET
 BONDS                           VALUE         VALUE
 -------------------------------------------------------
 US Government Securities (8.88%)
   Quebec Providence, 8.10%,
     due 04/23/2002            $1,000,000   $  1,018,140
   US Treasury Bonds, 7.250%,
     due 05/15/2016             1,500,000      1,653,285
   US Treasury Notes, 6.625%,
     due 03/31/2002             1,000,000      1,002,660
   US Treasury Notes, 6.250%,
     due 06/30/2002             1,000,000        997,190
   US Treasury Notes, 5.500%,
     due 05/31/2003             1,000,000        976,870
   US Treasury Bonds, 6.000%,
     due 08/15/2004             1,000,000        990,620
   US Treasury Notes, 6.375%,
     due 08/15/2002             1,000,000        999,060
   US Treasury Notes, 7.250%,
     due 05/15/2004             1,000,000      1,031,410
   US Treasury Notes, 5.750%,
     due 08/15/2003             1,000,000        982,970
   US Treasury Notes, 5.875%,
     due 10/31/2001             1,500,000      1,488,285
   US Treasury Notes, 6.250%,
     due 01/31/2002             1,300,000      1,295,528
   US Treasury Notes, 7.000%,
     due 07/15/2000             1,000,000      1,036,250
   US Treasury Notes, 6.500%,
     due 10/15/2006               800,000        809,624
                                            ------------
 TOTAL GOVERNMENT SECURITIES
  (8.88%)
   (AMORTIZED COST
     $14,303,949)                             14,281,892
                                            ------------

 CORPORATE BONDS
 Air Transport (0.60%)
   Delta Airlines, 9.200%,
     due 09/23/2014             1,000,000        961,900
                                            ------------
 Commercial Banking (0.15%)
   Boatmen's Bancshares,
     6.750%, due 03/15/2003       250,000        246,320
                                            ------------
 Chemicals (0.16%)
   E I Dupont De Nemours &
     Co., 8.250%, due
     09/15/2006                   250,000        262,580
                                            ------------
 Construction (0.31%)
   Hanson Overseas BV,
     7.375%, due 01/15/2003       500,000        496,815
                                            ------------
 Finance (Non-Banking) (1.53%)
   Associates Corp., 6.875%,
     due 02/01/2003               500,000        493,800
   Goldman Sachs Group,
     7.800%, due 01/28/2010       500,000        494,840



 -------------------------------------------------------
                                  PAR          MARKET
 BONDS                           VALUE         VALUE
 -------------------------------------------------------
 Finance (Non-Banking) (continued)
   Bear Stearns Co., 6.750%,
     due 04/15/2003            $1,000,000   $    973,620
   Merrill Lynch & Co. Inc.,
     7.375%, due 08/17/2002       500,000        500,010
                                            ------------
                                               2,462,270
                                            ------------
 Food & Agriculture (1.42%)
   Coca-Cola Company, 6.625%,
     due 10/01/2002               500,000        492,105
   Pepsi Bottling, 5.625%,
     due 02/17/2009             2,000,000      1,785,700
                                            ------------
                                               2,277,805
                                            ------------
 Liquor (0.31%)
   Anheuser-Busch Companies
     Inc., 6.900%, due
     10/01/2002                   500,000        493,700
                                            ------------
 Media (0.31%)
   Seagram Company Ltd.,
     8.35%, due 11/15/2006        500,000        504,530
                                            ------------
 Motor Vehicles (0.62%)
   Enterprise Rent A Car,
     7.500%, due 06/15/2003     1,000,000        996,300
                                            ------------
 Non-Durables & Entertainment
  (0.61%)
   Waste Management Inc.,
     6.000%, due 05/15/2001     1,000,000        975,520
                                            ------------
 Railroads & Shipping (0.30%)
   Canadian National Railway,
     6.625%, due 05/15/2003       500,000        485,225
                                            ------------
 Retail (0.61%)
   Wal-Mart Stores, 6.875%,
     due 08/10/2009             1,000,000        976,870
                                            ------------
 Telephone (0.89%)
   GTE Southwest, 6.540%,
     due 12/01/2005               500,000        477,420
   MCI Worldcom Inc., 6.400%,
     due 08/15/2005             1,000,000        951,920
                                            ------------
                                               1,429,340
                                            ------------
 Utilities, Electrical & Gas
  (1.56%)
   Consolidated Edison,
     7.375%, due 09/15/2000       500,000        500,390
   Niagara Mohawk Power,
     9.750%, due 11/01/2005       500,000        536,960
   National Rural Utility,
     7.375%, due 02/10/2003       500,000        501,760

                      (continued)

                                 33


      GENERAL AMERICAN CAPITAL COMPANY ASSET ALLOCATION FUND

--------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - JUNE 30, 2000

 -------------------------------------------------------
                                  PAR          MARKET
 BONDS                           VALUE         VALUE
 -------------------------------------------------------
 Utilities, Electrical & Gas (continued)
   Northern States Power,
     6.125%, due 12/01/2005    $  500,000   $    469,485
   Texas Utilities Co.,
     7.375%, due 08/01/2001       500,000        500,255
                                            ------------
                                               2,508,850
                                            ------------
 TOTAL CORPORATE BONDS (9.38%)
   (AMORTIZED COST
     $15,400,305)                             15,078,025
                                            ------------

 MORTGAGE BACKED SECURITIES
  AND CMO'S
 Government & State Agency
  (1.90%)
   FNMA, 5.250%, due
     01/15/2003                 1,000,000        960,000
                                            ------------
   FNMA, 6.375%, due
     06/15/2009                 1,000,000        950,620
                                            ------------
   FNMA, 6.250%, due
     11/15/2002                 1,000,000        984,840
                                            ------------
   FNMA 1992-128G, 6.000%,
     due 02/25/2022               170,370        167,920
                                            ------------

 TOTAL MORTGAGE BACKED
   SECURITIES AND CMO'S
   (1.90%) (AMORTIZED COST
     $3,052,509)                               3,063,380
                                            ------------
 TOTAL BONDS (20.16%)
   (AMORTIZED COST 32,756,763)                32,423,297
                                            ------------
 -------------------------------------------------------
                                               MARKET
 COMMON STOCK                    SHARES        VALUE
 -------------------------------------------------------
 Aerospace & Military Technology (1.94%)
   United Technologies Corp.       53,000      3,120,375
                                            ------------
 Air Transport (0.91%)
   AMR Corp.<F*>                   55,610      1,470,162
                                            ------------
 Apparel (1.02%)
   CVS Corp.                       40,940      1,637,600
                                            ------------
 Business Machines (9.77%)
   Compaq Computer Corp.           99,700      2,548,531
   EMC Corp./Mass.<F*>             64,490      4,961,667
   IBM Corp.                       30,200      3,308,772
   Oracle Corp.<F*>                58,270      4,898,293
                                            ------------
                                              15,717,263
                                            ------------
 Business Services (7.30%)
   Microsoft Corp.<F*>             20,700      1,656,000
   CSG Systems
     International<F*>            100,600      5,639,837



 -------------------------------------------------------
                                               MARKET
 COMMON STOCK                    SHARES        VALUE
 -------------------------------------------------------
 Business Services (continued)
   Cisco Systems Inc.<F*>          70,000   $  4,449,340
                                            ------------
                                              11,745,177
                                            ------------
 Chemicals (2.41%)
   Ecolab, Inc.                    40,000      1,562,480
   Pharmacia Corp.                 44,610      2,305,757
                                            ------------
                                               3,868,237
                                            ------------
 Commercial Banking (4.76%)
   Bank of America Corp.           40,874      1,757,582
   Chase Manhattan Corp.
     (new)                         61,200      2,818,994
   Citigroup Inc.                  51,000      3,072,750
                                            ------------
                                               7,649,326
                                            ------------
 Drugs & Medicines (5.60%)
   Baxter International            25,000      1,757,800
   Eli Lilly & Co.                 17,330      1,730,834
   Merck & Co Inc.                 28,800      2,206,800
   Pfizer Inc.                     68,950      3,309,600
                                            ------------
                                               9,005,034
                                            ------------
 Electronics (7.35%)
   Intel Corp.                     29,900      3,997,241
   Motorola Inc.                   23,300        677,145
   Philips Electronics             60,560      2,876,600
   Texas Instruments Inc.          62,040      4,261,341
                                            ------------
                                              11,812,327
                                            ------------
 Energy Raw Materials (1.58%)
   Halliburton Co.                 54,000      2,548,098
                                            ------------
 Finance (Non-Banking) (1.23%)
   Providian Financial Corp.       22,000      1,980,000
                                            ------------
 Food & Agriculture (2.43%)
   Coca-Cola Company               31,000      1,780,547
   Pepsico Inc.                    48,000      2,132,976
                                            ------------
                                               3,913,523
                                            ------------
 Government & State Agency
  (0.88%)
   Federal Home Loan Mortgage
     Corp.                         35,000      1,417,500
                                            ------------
 Industrial Miscellaneous
  (3.23%)
   Circuit City Stores Inc.        72,000      2,389,464
   Diamond Offshore Drilling
     Inc.                          80,000      2,810,000
                                            ------------
                                               5,199,464
                                            ------------

                     (continued)

                         34


      GENERAL AMERICAN CAPITAL COMPANY ASSET ALLOCATION FUND

--------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - JUNE 30, 2000

 -------------------------------------------------------
                                               MARKET
 COMMON STOCK                    SHARES        VALUE
 -------------------------------------------------------
 Insurance (2.42%)
   American International
     Group Inc.                    33,125   $  3,892,188
                                            ------------
 Media (0.76%)
   Comcast Corp.                   30,200      1,223,100
                                            ------------
 Miscellaneous Finance (1.57%)
   American General Corp.          41,300      2,519,300
                                            ------------
 Non-Durables & Entertainment
  (1.04%)
   Costco Wholesale
     Corporation<F*>               50,600      1,669,800
                                            ------------
 Producer Goods (2.77%)
   General Electric Corp.          84,000      4,452,000
                                            ------------
 Retail (7.46%)
   Family Dollar Stores           110,500      2,161,601
   K Mart Corp.<F*>                90,950        619,551
   Radio Shack Corp.               55,050      2,607,994
   Kroger Co.<F*>                 119,400      2,634,203
   TJX Cos. Inc.                  138,400      2,595,000
   McDonald's Corp.                41,700      1,373,473
                                            ------------
                                              11,991,822
                                            ------------
 Soaps & Cosmetics (1.07%)
   Bristol-Myers Squibb Co.        29,400      1,712,550
                                            ------------
 Telephone (7.50%)
   Lucent Technologies             56,290      3,335,183
   Worldcom Inc.<F*>               70,760      3,246,115
   Nextlink Communications
     Inc.-A<F*>                    81,200      3,080,484
   Sprint Corp.<F*>                47,140      2,404,140
                                            ------------
                                              12,065,922
                                            ------------
 Travel & Recreation (3.13%)
   Carnival Corp.                  51,800      1,010,100
   Sabre Holdings Corp.            59,463      1,694,696
   Walt Disney Productions         60,000      2,328,720
                                            ------------
                                               5,033,516
                                            ------------
 TOTAL COMMON STOCK (78.13%)
   (COST $75,585,846)                        125,644,284
                                            ------------


 --------------------------------------------------------
                                  PAR           MARKET
 SHORT TERM SECURITIES           VALUE          VALUE
 --------------------------------------------------------
 Commercial Paper (1.01%)
   Centennial Energy
    Holdings,
     7.20%, due 07/03/2000     $1,620,000    $  1,620,000
                                             ------------

 TOTAL SHORT TERM SECURITIES
  (1.01%)
   (AMORTIZED COST $1,620,000)                  1,620,000
                                             ------------

 TOTAL INVESTMENTS (99.30%)
   (AMORTIZED COST
     $109,962,609)                            159,687,581


   Other net assets (0.70%)                     1,126,819
                                             ------------

 TOTAL NET ASSETS (100.00%)                  $160,814,400
                                             ============

 <F*> Non-income producing securities.

 See accompanying notes to financial statements.

     GENERAL AMERICAN CAPITAL COMPANY INTERNATIONAL INDEX FUND

--------------------------------------------------------------------
 MANAGEMENT DISCUSSION

 Only nine country-specific indices (of the 33 Standard & Poor's All-World Indices) posted second quarter 2000 price gains. As the quarter ended, most of last year's winners had given their returns back for this year. The Australian market's 10% gain outpaced the returns of all other global markets in the quarter. The Canadian stock market advanced 6% largely from the performance of financial and energy companies. The rest of the top performers came from Europe confirming recent optimism there.

 The divergence between technology and non-technology stocks that has been experienced in the domestic markets has also been seen in the international markets as well. For example, in several Asian markets, when you subtract technology and new economy stocks from the indices, the price-to-earnings ratios fall to levels similar to the valuations recorded during the Asian crisis of 1998. These numbers continue to look compelling from a valuation perspective.

--------------------------------------------------------------------
 GROWTH OF A $10,000 INVESTMENT

                              [GRAPH]

 [FN]
 <F*> On January 1, 1999 Conning Asset Management Company assumed portfolio management duties from the former sub-advisor of the fund, Provident Capital Management, Inc. On January 1, 1999 the fund also changed its investment objective to be one which parallels the price and yield performance of the publicly-traded common stocks in the Morgan Stanley Capital International Europe, Australia, and Far East Index ("EAFE" Index").

--------------------------------------------------------------------
 ANNUAL RETURNS

PERIODS ENDED JUNE 30, 2000                                 PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

Annual Returns                                                17.13%        11.16%        12.90%

 The fund's performance reflects administrative and management charges, while such charges are not reflected in the performance of the index.

         Past performance is no assurance of future results.

     GENERAL AMERICAN CAPITAL COMPANY INTERNATIONAL INDEX FUND

--------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES

 June 30, 2000 (unaudited)

 ASSETS:
   Investments, at market value:
    (see accompanying schedules)
     Common stocks                          $13,347,763
     Bonds, rights, and warrants                  3,072
     Short term securities                      290,000
                                            -----------
       Total investments                     13,640,835
   Cash                                           5,828
   Broker Receivable                              3,832
   Dividends receivable                          40,617
                                            -----------
       Total assets                          13,691,112
                                            -----------

 LIABILITIES:
   Payable to Conning Asset Management
    Company                                       5,716
   Payable to General American Life
    Insurance Company                             3,629
                                            -----------
       Total liabilities                          9,345
                                            -----------
         Total net assets                   $13,681,767
                                            ===========

 TOTAL SHARES OF CAPITAL STOCK OUTSTANDING      559,173

 Net asset value per share (Total net
  assets divided by total shares of
  capital stock outstanding)                $     24.47

 TOTAL AMORTIZED COST OF INVESTMENTS        $10,744,699

--------------------------------------------------------------------
 STATEMENT OF OPERATIONS
 For the six months ended June 30, 2000
  (unaudited)

 INVESTMENT INCOME:
   Dividends                                $   113,172
   Interest                                       8,025
                                            -----------
     Total investment income                    121,197
                                            -----------
 EXPENSES:
   Investment management charge                  32,784
   Administrative charge                         20,807
                                            -----------
     Total expenses                              53,591
                                            -----------
       Net investment income                     67,606
                                            -----------
 NET REALIZED GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY:
   Net realized gain on investments           1,507,062
   Net realized loss on foreign currency
    conversions                                (100,264)
                                            -----------
 NET REALIZED GAIN FROM INVESTMENTS AND
  FOREIGN CURRENCY                            1,406,798
                                            -----------
 NET UNREALIZED LOSS ON INVESTMENTS AND
  FOREIGN CURRENCY:
   Net unrealized loss on investments        (1,827,962)
   Net unrealized loss on foreign currency
    conversions                                (305,168)
                                            -----------
 NET UNREALIZED LOSS FROM INVESTMENTS AND
  FOREIGN CURRENCY                           (2,133,130)
                                            -----------
 NET DECREASE IN NET ASSETS FROM
  OPERATIONS                                $  (658,726)
                                            ===========

--------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS              YEAR ENDED
                                                               ENDED JUNE 30            DECEMBER 31
                                                               -------------            -----------
                                                                  2000<F*>                  1999
                                                               -------------            -----------
 Operations:
     Net investment income                                      $    67,606             $   137,318
     Net realized gain (loss) on investments and foreign
       currency conversions                                       1,406,798                  (1,219)
     Net unrealized gain (loss) on investments and foreign
       currency                                                  (2,133,130)              3,036,098
                                                                -----------             -----------
         Net increase (decrease) in net assets from
           operations                                              (658,726)              3,172,197
     Capital share transactions                                     229,853                 243,784
                                                                -----------             -----------
         Net increase (decrease) in net assets                     (428,873)              3,415,981
     Net assets, beginning of period                             14,110,640              10,694,659
                                                                -----------             -----------
 Net assets, end of period                                      $13,681,767             $14,110,640
                                                                ===========             ===========

 <F*> Unaudited

 See accompanying notes to the financial statements.

   GENERAL AMERICAN CAPITAL COMPANY INTERNATIONAL INDEX FUND<F*>

------------------------------------------------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

                                                        SIX
                                                      MONTHS
                                                       ENDED
                                                      JUNE 30                          YEAR ENDED DECEMBER 31
                                                     ---------         -------------------------------------------------------
                                                     2000<F**>          1999            1998            1997            1996
                                                     ---------         -------         -------         -------         -------

 Net asset value, beginning of year <F1>             $  25.65          $ 19.87         $ 16.60         $ 16.23         $ 15.11
                                                     --------          -------         -------         -------         -------
 Income from operations:
 Net investment income                                   0.12             0.26            0.24            0.26            0.24
 Net realized and unrealized gain (loss) on
   investments <F4>                                     (1.30)            5.52            3.03            0.11            0.88
                                                     --------          -------         -------         -------         -------
 Net increase (decrease) in asset value per
   share                                                (1.18)            5.78            3.27            0.37            1.12
                                                     --------          -------         -------         -------         -------
 Net asset value, end of period                      $  24.47          $ 25.65         $ 19.87         $ 16.60         $ 16.23
                                                     ========          =======         =======         =======         =======

 Total return <F2>                                     (4.62%)          29.08%          19.76%           2.27%           7.40%

 Net assets, end of period (in thousands)            $ 13,682          $14,111         $10,695         $ 8,427         $ 7,015
 Ratio of expenses to average net assets
   <F3><F*>                                             0.78%            0.79%           0.80%           0.80%           1.00%
 Ratio of net investment income to average
   Net assets <F3>                                      0.99%            1.17%           1.29%           1.53%           1.57%
 Portfolio turnover rate                               27.15%           24.75%           4.90%          57.70%          19.53%


                                                                                 FEBRUARY 16
                                                      YEAR ENDED                (INCEPTION) TO
                                                     DECEMBER 31                 DECEMBER 31
                                               ------------------------         --------------
                                                 1995            1994                1993
                                               --------         -------         --------------

 Net asset value, beginning of year <F1>       $  13.94         $ 13.10            $ 10.00
                                               --------         -------            -------
 Income from operations:
 Net investment income                             0.25            0.13               0.14
 Net realized and unrealized gain on
   investments <F4>                                0.92            0.71               2.96
                                               --------         -------            -------
 Net increase in asset value per share             1.17            0.84               3.10
                                               --------         -------            -------
 Net asset value, end of year                  $  15.11         $ 13.94            $ 13.10
                                               ========         =======            =======

 Total return <F2>                                8.35%           6.42%             31.03%

 Net assets, end of year (in
   thousands)                                  $  5,460         $ 4,242            $ 3,295
 Ratio of expenses to average net
   assets <F3><F*>                                1.00%           1.00%              1.00%
 Ratio of net investment income to
   average Net assets <F3>                        1.79%           0.98%              1.38%
 Portfolio turnover rate                        113.91%          46.19%             26.97%

 Notes:
 <F1> Components are computed and accumulated on a daily basis.
 <F2> Total return is not annualized for the eleven months ended December 31,
 1993. The total return information shown in this table does not reflect expenses that apply to the separate accounts investing in the Fund or to the insurance or variable annuity contracts. Inclusion of these charges would reduce the total return figures for all periods shown.
 <F3> Computed on an annualized basis.
 <F4> Includes net realized and unrealized gain (loss) on foreign currency conversions.

  <F*> Name and investment objective changed from the International Equity Fund on January 1, 1997. In addition Conning Asset Management Company took over the asset management of the International Index Fund. The investment advisor fee changed from .70 percent to .50 percent on the first $10 million of the average daily value of the net assets, from .60 percent to .40 percent on the balance over $10 million and less than $20 million, and from .50 percent to .30 percent on the balance in excess of $20 million. The objective of the International Index Fund is to obtain investment results that parallel the price and yield performance of publicly traded common stocks in the EAFE Index.
 <F**> Unaudited

 See accompanying notes to the financial statements.

     GENERAL AMERICAN CAPITAL COMPANY INTERNATIONAL INDEX FUND

--------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - JUNE 30, 2000

 --------------------------------------------------------
                                               MARKET
 COMMON STOCK                      SHARES       VALUE
 --------------------------------------------------------
 Australia (2.10%)
   Broken Hill Properties           2,885    $     34,211
   National Australia Bank Ltd.     2,900          48,577
   News Corp.                       3,692          44,701
   News Corp. Ltd. AU               2,773          38,294
   Telstra Corporation Limited     13,400          54,549
   Western Mining Ltd.              4,131          18,536
   Westpac Banking                  6,706          48,517
                                             ------------
                                                  287,385
                                             ------------
 Austria (0.14%)
   Bank Austria AG                    400          19,563
                                             ------------
 Belgium (0.39%)
   Electrabel SA                       90          22,336
   Fortis AG                        1,017          29,714
   Fortis (B) - Strip VVPR<F*>      2,079              20
   Fortis - Strip VVPR<F*>              5             241
                                             ------------
                                                   52,311
                                             ------------
 Chile (0.42%)
   Empresa Nacional Electric        2,920          56,793
                                             ------------
 Denmark (0.89%)
   Den Danske Bank                    200          24,157
   Novo-Nordisk                       315          53,834
   Tele Danmark                       638          43,123
                                             ------------
                                                  121,114
                                             ------------
 Finland (3.12%)
   Metso OYJ                           32             387
   Nokia OYJ                        6,800         348,409
   Sonera OYJ                       1,100          50,350
   UPM - Kymmene Corp.              1,100          27,416
                                             ------------
                                                  426,562
                                             ------------
 France (11.99%)
   Alcatel Alsthom                  1,130          74,416
   Aventis                          1,100          80,613
   AXA UAP                            305          48,241
   Banque National de Paris           362          34,979
   Bouygues                            89          59,720
   Canal Plus                         211          35,598
   Cap Gemini SA                      208          36,787
   Carrefour Supermarche            1,278          87,715
   France Telecom SA                1,353         189,877
   Groupe Danone                      500          66,622
   L'Air Liquide                      151          19,772
   L'Oreal                            100          86,944
   LVMH Moet-Hennessy Louis
     Vuitton                          130          53,822
   Pinault-Printemps-Redoute          266          59,335
   Sanofi-Synthelabo SA             2,464         117,862


 --------------------------------------------------------
                                               MARKET
 COMMON STOCK                      SHARES       VALUE
 --------------------------------------------------------
 France (continued)
   Societe Generale Paris             500    $     30,196
   St Gobain                          250          33,934
   St Microelectronics NV           1,260          79,716
   Suez Lyonnaise Des Eaux            880         154,793
   Total Fina SA - B                1,356         208,755
   Total Fina SA-Strip VVPR<F*>       450               4
   Vivendi                            900          79,759
                                             ------------
                                                1,639,460
                                             ------------
 Germany (8.62%)
   Allianz AG                         400         142,753
   BASF AG                          1,000          40,740
   Bayer AG                         1,200          46,127
   Bayerische HYPO                    950          62,379
   Daimler-Chrysler AG              1,704          90,819
   Deutsche Bank AG                 1,150          96,513
   Deutsche Telekom AG              4,350         251,860
   Dresdner Bank AG                   800          32,515
   EON AG                           1,320          63,900
   Metro AG                           450          15,313
   Muenchener Rueckvers               200          62,883
   RWE AG                           1,450          49,413
   SAP AG                             300          45,552
   SAP AG-Vorzug                       50           9,385
   Siemens AG                         950         142,791
   Volkswagen AG                      700          27,042
                                             ------------
                                                1,179,985
                                             ------------
 Great Britain (17.30%)
   Abbey National PLC               2,691          32,186
   Allied Zurich PLC                3,286          38,880
   Barclays PLC                     2,463          61,267
   BG Group PLC                     6,157          39,804
   British Aerospace PLC            3,247          20,254
   British American Tobacco PLC     4,559          30,439
   British Petroleum               30,487         292,638
   British Sky Broadcasting
     PLC<F*>                        2,769          54,164
   British Telecommunications      10,578         136,769
   Cable & Wireless                   900          15,248
   Centrica PLC                     7,065          23,586
   Diago PLC                        8,401          75,425
   Glaxo Holdings PLC               6,459         188,440
   Granada Group PLC                8,189          81,828
   Halifax PLC                      3,866          37,109
   HSBC Holdings                      600           6,851
   HSBC Holdings PLC                9,900         113,239
   Invensys PLC                    11,095          41,659
   Lloyds TSB Group                 8,206          77,525
   Marconi PLC                      4,442          57,837

                       (continued)

                           39


     GENERAL AMERICAN CAPITAL COMPANY INTERNATIONAL INDEX FUND

--------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - JUNE 30, 2000

 --------------------------------------------------------
                                               MARKET
 COMMON STOCK                      SHARES       VALUE
 --------------------------------------------------------
 Great Britain (continued)
   Marks & Spencer                 10,201    $     35,870
   Pearson PLC                      1,031          32,780
   Prudential Corporation PLC       3,236          47,425
   Reuters Group PLC                2,351          40,115
   Rio Tinto PLC- REG               1,730          28,288
   Sage Group PLC                   4,092          33,145
   Smithkline Beecham PLC          10,074         131,931
   Tesco                           20,100          62,537
   Unilever PLC                     4,830          29,251
   Vodafone Group                  89,678         362,514
   Zeneca Group PLC                 2,957         138,113
                                             ------------
                                                2,367,117
                                             ------------
 Hong Kong (1.99%)
   Bank of East Asia                7,400          17,278
   Cable & Wireless HKT Ltd.       12,600          27,722
   Cheung Kong                      3,000          33,194
   CLP Holdings Ltd.                5,500          25,613
   Hang Seng Bank                   3,200          30,378
   Hutchison Whampo                 6,600          82,976
   New World Development            5,000           5,581
   Sun Hung Kai Properties          3,000          21,552
   Swire Pacific "A"                3,500          20,475
   Wharf Holdings                   4,000           7,158
                                             ------------
                                                  271,927
                                             ------------
 Ireland (0.23%)
   Allied Irish                     3,528          31,722
                                             ------------
 Italy (4.42%)
   Assicurazioni Generali           2,000          68,827
   Credito Italiano                10,654          51,166
   Enel SPA                        14,512          64,547
   Ente Nazionale Idrocarburi      14,587          84,597
   Fiat SPA ITL1000                   770          20,062
   Mediaset SPA                     3,500          53,681
   Olivetti SPA                    10,000          36,522
   San Paolo - IMI SPA              3,061          54,548
   Telecom Italia Mobile            9,198          94,343
   Telecom Italia SPA               5,555          76,679
                                             ------------
                                                  604,972
                                             ------------
 Japan (26.92%)
   Asahi Bank                       8,000          33,724
   Asahi Glass Co. Ltd.             4,000          44,801
   Bank of Tokyo-Mitsubishi         7,000          84,753
   Canon                            1,000          49,905
   Daiwa Securities                 2,000          26,465
   Denso Corp.                      1,000          24,385
   East Japan Railway                   7          40,756
   Fanuc Co. Ltd.                   1,100         112,182


 --------------------------------------------------------
                                               MARKET
 COMMON STOCK                      SHARES       VALUE
 --------------------------------------------------------
 Japan (continued)
   Fuji Bank                        5,000    $     38,090
   Fuji Photo                       1,000          41,020
   Fujitsu 6702                     3,000         104,063
   Hitachi Ltd. JPY5                6,000          86,766
   Honda Motors                     1,000          34,121
   Industrial Bank Japan            5,000          37,996
   Ito Yokado 8264                  1,000          60,302
   Japan Air Lines                  9,000          34,281
   Kansai Electric Power            1,700          30,497
   Kao Corp.                        3,000          91,870
   Kinki Nippon Railway             3,000          12,193
   Komatsu Ltd.                     1,000           7,051
   Kyocera                            500          85,018
   Maruko Co. Ltd.                     50             399
   Marutomi Group<F*>                  75              82
   Matsushita Electronics           4,000         103,968
   Mitsubishi Chemical Corp.        4,157          17,091
   Mitsubishi Corp.                 2,000          18,128
   Mitsubishi Electric              4,000          43,402
   Mitsubishi Estate Co.            5,000          58,978
   Mitsubishi Heavy Industries      6,000          26,654
   Mitsubishi Trust                 4,000          31,115
   Mitsui Company                   2,000          15,312
   NEC Corp.                        2,000          62,948
   Nikon                            2,000          74,290
   Nintendo                           700         122,531
   Nippon Steel Corp.              11,000          23,185
   Nippon Telegraph & Telephone        23         306,517
   Nissan Motor Co., Ltd.<F*>       9,000          53,166
   Nissen<F*>                          50             216
   Nomura Securities                4,000          98,108
   Rohm Co. Limited                   400         117,201
   Sakura Bank                      7,000          48,496
   Sankyo Co., Ltd.                 2,000          45,273
   Sanyo Electric Co. Ltd.          4,000          36,068
   Secom Co. Ltd.                   1,000          73,250
   Sharp Corp.                      2,000          35,444
   Shin-Etsu Chemical Co.           2,000         101,700
   Softbank Corp.                     600          81,662
   Sony Corp.                       1,000          93,571
   Sumitomo Bank Ltd.               8,000          98,297
   Takeda Chemical Industries       4,000         263,134
   Tohoku Electric Power            1,100          14,867
   Tokai Bank                       3,000          14,830
   Tokio Marine & Fire              2,000          23,138
   Tokyo Electric Power             2,300          56,195
   Toshiba 6502                    15,000         169,705

                       (continued)

                           40


     GENERAL AMERICAN CAPITAL COMPANY INTERNATIONAL INDEX FUND

--------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - JUNE 30, 2000

 --------------------------------------------------------
                                               MARKET
 COMMON STOCK                      SHARES       VALUE
 --------------------------------------------------------
 Japan (continued)
   Toyota Motor Corp.               6,000    $    273,909
                                             ------------
                                                3,683,069
                                             ------------
 Netherlands (5.59%)
   ABN AMRO Holdings                1,756          43,193
   Aegon NV                         1,826          65,237
   Akzo                               828          35,320
   ASM Lithography Hldg.<F*>          774          33,402
   Elsevier                         1,359          16,532
   ING Groep N.V.                   1,234          83,749
   Koninklijke Ahold NV               600          17,732
   Koninklijke PTT Nederland        1,200          53,892
   Philips Electronics              2,136         101,149
   Royal Dutch Petroleum            3,666         228,774
   TNT Post Group                     600          16,248
   Unilever NV                      1,192          54,904
   Wolters Kluwer-CVA                 544          14,549
                                             ------------
                                                  764,681
                                             ------------
 New Zealand (0.14%)
   Telecom Corp. of New Zealand     5,300          18,588
                                             ------------
 Norway (0.30%)
   Den Norske Bank ASA              2,900          12,078
   Norsk Hydro                        700          29,482
                                             ------------
                                                   41,560
                                             ------------
 Portugal (0.34%)
   Electricidade de Portugal, SA    1,000          18,232
   Portugal Telecom SA              2,500          28,183
                                             ------------
                                                   46,415
                                             ------------
 Scotland (1.16%)
   Royal Bank of Scotland           9,518         159,378
                                             ------------
 Singapore (0.64%)
   Oversea-Chinese Banking Corp.    5,040          34,688
   Singapore Airlines Ltd.          2,000          19,780
   Singapore
     Telecommunications<F*>        23,000          33,655
                                             ------------
                                                   88,123
                                             ------------
 Spain (1.98%)
   Banco Bilbao Vizcaya, SA         4,806          72,099
   Banco Santander Central          4,092          43,344
   Repsol (ADR)                       285           5,646
   Repsol SA                        1,686          33,697
   Telefonica (ADR)<F*>               364          23,318
   Telefonica de Despana<F*>        4,320          93,175
                                             ------------
                                                  271,279
                                             ------------


 --------------------------------------------------------
                                               MARKET
 COMMON STOCK                      SHARES       VALUE
 --------------------------------------------------------
 Sweden (2.85%)
   Ericsson LM B                   10,400    $    206,916
   Foreningssparbanken AB           2,100          30,887
   Hennes and Mauritz               2,700          56,643
   Skandia Forsakring A             2,600          69,071
   Volvo AB SEK5                    1,200          26,201
                                             ------------
                                                  389,718
                                             ------------
 Switzerland (6.04%)
   ABB Ltd.<F*>                       723          86,812
   Credit Suisse Group                270          53,880
   Givaudan-Reg<F*>                    12           3,664
   Nestle SA                           60         120,472
   Novartis AG                        130         206,580
   Roche Holding AG                     2          21,223
   Roche Holding AG                    10          97,657
   Schweizerischer Bankverein         622          91,420
   Swiss Reinsurance                   40          81,791
   Swisscom AG                        180          62,542
                                             ------------
                                                  826,041
                                             ------------
 TOTAL COMMON STOCK (97.57%)
   (AMORTIZED COST $10,451,142)                13,347,763
                                             ------------

 --------------------------------------------------------
                                   PAR         MARKET
 BONDS                            VALUE         VALUE
 --------------------------------------------------------
 Bonds (0.00%)
   British Aerospace PLC 7.45%,
     due 11/29/2003              $  1,025              16
                                             ------------
 TOTAL BONDS (0.00%)
   (AMORTIZED COST $657)                               16
                                             ------------

 -------------------------------------------------------
                                               MARKET
 RIGHTS                           SHARES       VALUE
 -------------------------------------------------------
 Rights (0.01%)
   Fortis (B) - CVG<F*>               231          1,650
                                            ------------
 TOTAL RIGHTS (0.01%)
   (AMORTIZED COST $1,698)                         1,650
                                            ------------

                      (continued)

                           41


     GENERAL AMERICAN CAPITAL COMPANY INTERNATIONAL INDEX FUND

--------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - JUNE 30, 2000

 -------------------------------------------------------
                                               MARKET
 WARRANTS                         SHARES       VALUE
 -------------------------------------------------------
 Warrants (0.00%)
   Vivendi (Ex-Gen Des Eaux) WT
     Expiring 2001<F*>                300   $      1,038
   United Engineers - Warrant
     Expiring 2002<F*>                400            368
                                            ------------
 TOTAL WARRANTS (0.00%)
   (AMORTIZED COST $1,202)                         1,406
                                            ------------

 -------------------------------------------------------
                                   PAR         MARKET
 SHORT TERM INVESTMENTS           VALUE        VALUE
 -------------------------------------------------------
 Commercial Paper (2.12%)
   Centennial Energy Holdings
     7.20%, due 07/03/2000       $290,000        290,000
                                            ------------
 TOTAL SHORT TERM INVESTMENTS
  (2.12%)
   (AMORTIZED COST $290,000)                     290,000
                                            ------------
 TOTAL INVESTMENTS (99.70%)
   (AMORTIZED COST $10,744,699)               13,640,835

   Other net assets (0.30%)                       40,932
                                            ------------
 TOTAL NET ASSETS (100.00%)                 $ 13,681,767
                                            ============

 <F*> Non-income producing securities.

 See accompanying notes to the financial statements.

        GENERAL AMERICAN CAPITAL COMPANY MID-CAP EQUITY FUND

--------------------------------------------------------------------
 MANAGEMENT DISCUSSION

 The Mid-Cap Equity Fund rose 4.1% gross for the first six months of 2000, outgaining the S&P 500 (down 0.4%) and the Russell 2000 (up 3.0%). However, the Fund trailed the very powerful year-to-date return of the technology-laden S&P 400 Mid-Cap Index (up 9.0%).

 Medium capitalization stocks outperformed their large-cap brethren over the course of the last six months as the market started to correct the huge relative valuation discount that existed at the end of 1999 between these two equity groups. The disparity still exists to a large degree, however, with over half the stocks in the small- to mid-cap universe down nearly 40% from their 52-week highs.

 The performance of the Fund this year is due chiefly to individual stock performance more than sector weightings. More than half of the holdings in the Fund were up 8% or more over the past two quarters. Some noticeable outperformers included: Plantronics (up 61% year-to-date), Northrop Grumman (up 26%), Mallinckrodt (up 42%), Tenet Healthcare (up 40%), CSG Systems (up 41%), and Tech Data (up 61%). At the end of the second quarter, the Fund's median price-to-earnings (P/E) ratio was approximately 12 versus an overall equity market P/E ratio of 25. The Fund's median market capitalization was $2.4 billion, maintaining its small- to medium-capitalization bias. The Fund ended the first half of 2000 nearly fully invested with cash reserves at 2% of total assets.

--------------------------------------------------------------------
 GROWTH OF A $10,000 INVESTMENT

                              [GRAPH]

--------------------------------------------------------------------
 ANNUAL RETURNS

PERIODS ENDED JUNE 30, 2000                                 PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

Annual Returns                                                17.21%        15.79%        13.69%

 The fund's performance reflects administrative and management charges, while such charges are not reflected in the performance of the index.

         Past performance is no assurance of future results.

        GENERAL AMERICAN CAPITAL COMPANY MID-CAP EQUITY FUND

--------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES

 June 30, 2000 (unaudited)

 ASSETS:
   Investments, at market value:
    (see accompanying schedules)
     Common stocks                          $ 9,846,233
     Short term securities                      200,000
                                            -----------
       Total investments                     10,046,233
   Cash                                          17,285
   Receivable from broker                       158,054
   Dividends receivable                           3,614
                                            -----------
       Total assets                          10,225,186
                                            -----------

 LIABILITIES:
   Payable to Conning Asset Management
    Company                                       4,877
   Payable to General American Life
    Insurance Company                               889
   Payable to broker                             75,019
                                            -----------
       Total liabilities                         80,785
                                            -----------
         Total net assets                   $10,144,401
                                            ===========

 TOTAL SHARES OF CAPITAL STOCK OUTSTANDING      393,908

 Net asset value per share (Total net
  assets divided by total shares of
  capital stock outstanding)                $     25.75

 TOTAL AMORTIZED COST OF INVESTMENTS        $ 8,494,069

--------------------------------------------------------------------
 STATEMENT OF OPERATIONS

 For the six months ended June 30, 2000
  (unaudited)

 INVESTMENT INCOME:
   Dividends                                $    41,111
   Interest                                      17,981
                                            -----------
     Total investment income                     59,092
                                            -----------
 EXPENSES:
   Investment management charge                  26,724
   Administrative charge                          4,862
                                            -----------
     Total expenses                              31,586
                                            -----------
       Net investment income                     27,506
                                            -----------
 NET REALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments           1,523,120
                                            -----------
 NET UNREALIZED LOSS ON INVESTMENTS:
   Net unrealized loss on investments        (1,214,658)
                                            -----------
 NET INCREASE IN NET ASSETS FROM
  OPERATIONS                                $   335,968
                                            ===========

---------------------------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS              YEAR ENDED
                                                               ENDED JUNE 30            DECEMBER 31
                                                               -------------            -----------
                                                                  2000<F*>                  1999
                                                               -------------            -----------

 Operations:
     Net investment income                                      $    27,506             $    7,055
     Net realized gain (loss) on investments                      1,523,120               (333,707)
     Net unrealized gain (loss) on investments                   (1,214,658)             1,532,662
                                                                -----------             ----------
         Net increase (decrease) in net assets from
           operations                                               335,968              1,206,010
     Capital share transactions                                     (89,852)               159,362
                                                                -----------             ----------
         Net increase in net assets                                 246,116              1,365,372
     Net assets, beginning of year                                9,898,285              8,532,913
                                                                -----------             ----------
 Net assets, end of period                                      $10,144,401             $9,898,285
                                                                ===========             ==========

 <F*> Unaudited

 See accompanying notes to the financial statements.

      GENERAL AMERICAN CAPITAL COMPANY MID-CAP EQUITY FUND<F*>

------------------------------------------------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

                                                      SIX
                                                    MONTHS
                                                     ENDED
                                                    JUNE 30                           YEAR ENDED DECEMBER 31
                                                   ---------         ---------------------------------------------------------
                                                   2000<F**>           1999             1998          1997<F*>          1996
                                                   ---------         --------         --------        --------         -------

 Net asset value, beginning of year <F1>            $ 24.81          $  21.75         $  22.07         $ 16.42         $ 13.74
                                                    -------          --------         --------         -------         -------
 Income from operations:
 Net investment income                                 0.07              0.02             0.03            0.16            0.15
 Net realized and unrealized gain (loss)
   on investments                                      0.87              3.04            (0.35)           5.49            2.53
                                                    -------          --------         --------         -------         -------
 Net increase (decrease) in asset value
   per share                                           0.94              3.06            (0.32)           5.65            2.68
                                                    -------          --------         --------         -------         -------
 Net asset value, end of period                     $ 25.75          $  24.81         $  21.75         $ 22.07         $ 16.42
                                                    =======          ========         ========         =======         =======

 Total return <F2>                                    3.79%            14.09%           (1.48%)         34.46%          19.46%

 Net assets, end of period (in thousands)           $10,144          $  9,898         $  8,533         $ 6,852         $ 4,120
 Ratio of expenses to average net assets
   <F3>                                               0.65%             0.64%            0.65%           0.65%           0.65%
 Ratio of net investment income to average
   net assets <F3>                                    0.57%             0.08%            0.13%           0.81%           1.02%
 Portfolio turnover rate                             43.53%            23.92%           33.53%          62.22%          56.31%


                                                                                 FEBRUARY 16
                                                      YEAR ENDED                (INCEPTION) TO
                                                     DECEMBER 31                 DECEMBER 31
                                               ------------------------         --------------
                                                1995             1994                1993
                                               ------          --------         --------------

 Net asset value, beginning of year <F1>       $11.35          $  11.44            $  10.00
                                               ------          --------            --------
 Income from operations:
 Net investment income                           0.05              0.10                0.06
 Net realized and unrealized gain
   (loss) on investments                         2.34             (0.19)               1.38
                                               ------          --------            --------
 Net increase (decrease) in asset
   value per share                               2.39             (0.09)               1.44
                                               ------          --------            --------
 Net asset value, end of year                  $13.74          $  11.35            $  11.44
                                               ======          ========            ========

 Total return <F2>                             21.09%            (0.83%)             14.44%

 Net assets, end of year (in
   thousands)                                  $4,260          $  3,279            $  1,998
 Ratio of expenses to average net
   assets <F3>                                  0.65%             0.65%               0.64%
 Ratio of net investment income to
   average net assets <F3>                      0.75%             0.85%               0.64%
 Portfolio turnover rate                       28.48%            29.48%              22.64%

 Notes:
 <F1> Components are computed and accumulated on a daily basis.
 <F2> Total return is not annualized for the eleven months ended December 31,
 1993. The total return information shown in this table does not reflect expenses that apply to the separate accounts investing in the Fund or to the insurance or variable annuity contracts. Inclusion of these charges would reduce the total return figures for all periods shown.
 <F3> Computed on an annualized basis.

  <F*> Name and investment objective changed from the Special Equity Fund effective January 1, 1997. In addition, Conning Asset Management Company took over the asset management of the Mid-Cap Equity Fund. The investment objective is long term capital appreciation, which it pursues through investment primarily in common stocks of US - based publicly traded companies with medium market capitalization.
 <F**> Unaudited

 See accompanying notes to the financial statements.

        GENERAL AMERICAN CAPITAL COMPANY MID-CAP EQUITY FUND

--------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - JUNE 30, 2000

 --------------------------------------------------------
                                               MARKET
 COMMON STOCK                     SHARES        VALUE
 --------------------------------------------------------
 Air Transport (2.29%)
   Southwest Airlines              12,250    $    231,978
                                             ------------
 Apparel (1.40%)
   VF Corp.                         5,995         141,800
                                             ------------
 Business Machines (10.33%)
   Gateway Inc.<F*>                 3,600         204,300
   Lexmark International
     Group<F*>                      2,775         186,619
   Plantronics<F*>                  2,140         247,170
   Synposys Inc.<F*>                5,300         183,179
   Tech Data Corp.<F*>              5,200         226,522
                                             ------------
                                                1,047,790
                                             ------------
 Business Services (7.65%)
   CSG Systems International<F*>    5,100         285,916
   Expeditors International of
     Wa.                            7,000         332,500
   Sungard Data Systems Inc.<F*>    5,100         158,100
                                             ------------
                                                  776,516
                                             ------------
 Chemicals (3.58%)
   Crompton Corp.                  13,800         169,050
   Mallinckrodt Inc.                4,470         194,163
                                             ------------
                                                  363,213
                                             ------------
 Commercial Banking (3.60%)
   Commerce Bancorp<F*>             3,832         176,272
   Firstar Corp.                    9,000         189,558
                                             ------------
                                                  365,830
                                             ------------
 Construction (1.29%)
   Lafarge Corp.                    6,220         130,620
                                             ------------
 Consumer Durables (3.16%)
   Furniture Brands
     International<F*>              7,500         113,438
   Lennar Corp.                    10,255         207,664
                                             ------------
                                                  321,102
                                             ------------
 Domestic Oil (4.27%)
   Kerr-McGee Corp.<F*>             3,320         195,671
   R & B Falcon Corp.<F*>          10,100         237,976
                                             ------------
                                                  433,647
                                             ------------
 Drugs & Medicines (7.44%)
   Beckman Instruments              4,310         251,596
   Express Scripts Inc.<F*>         5,155         320,254
   Tenet Healthcare                 6,780         183,060
                                             ------------
                                                  754,910
                                             ------------
 Electronics (2.29%)
   Dallas Semiconductor Corp.       5,700         232,275
                                             ------------


 --------------------------------------------------------
                                               MARKET
 COMMON STOCK                     SHARES        VALUE
 --------------------------------------------------------
 Finance (Non-Banking)(4.18%)
   Affiliated Managers Group<F*>    4,500    $    204,750
   Charter One Financial Inc.       9,514         218,822
                                             ------------
                                                  423,572
                                             ------------
 Food & Agriculture (4.76%)
   The Earthgrains Co.             12,250         238,103
   Suiza Foods Corp.<F*>            5,000         244,375
                                             ------------
                                                  482,478
                                             ------------
 Industrial Miscellaneous (6.17%)
   Cooper Tire & Rubber            13,000         144,625
   Diamond Offshore Drilling
     Inc.                           5,000         175,625
   Hillenbrand Industries           5,530         173,155
   Northrop Corp.                   2,000         132,500
                                             ------------
                                                  625,905
                                             ------------
 Insurance (4.52%)
   Enhance Financial Services
     Group                         13,200         189,750
   Radian Group                     5,200         269,100
                                             ------------
                                                  458,850
                                             ------------
 Liquor (1.63%)
   Canandaigua Brands Inc.          3,270         164,929
                                             ------------
 Media (1.08%)
   Primedia Inc.<F*>                4,800         109,200
                                             ------------
 Miscellaneous & Conglomerates
  (2.03%)
   Pinnacle West Capital            6,080         205,960
                                             ------------
 Motor Vehicles (3.57%)
   Eaton Corp.                      2,950         197,650
   Polaris Industries               5,130         164,160
                                             ------------
                                                  361,810
                                             ------------
 Non-Durables & Entertainment
  (1.47%)
   Brunswick                        9,000         149,058
                                             ------------
 Non-Ferrous Metals (1.07%)
   Tredegar Industries Inc.         5,700         108,300
                                             ------------
 Paper & Forest Products (3.04%)
   Bowater Inc.                     3,620         159,733
   Pentair Inc.                     4,200         149,100
                                             ------------
                                                  308,833
                                             ------------
 Retail (11.33%)
   Ethan Allen Interiors            8,050         193,200
   Family Dollar Stores            10,250         200,511
   Kroger Co.<F*>                  14,240         314,163
   Office Depot Inc.                5,830          36,438
   Payless Shoesource               3,200         164,000

                     (continued)

                         46


        GENERAL AMERICAN CAPITAL COMPANY MID-CAP EQUITY FUND

--------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - JUNE 30, 2000

 --------------------------------------------------------
                                               MARKET
 COMMON STOCK                     SHARES        VALUE
 --------------------------------------------------------
 Retail (continued)
   Zale Corp.<F*>                   6,600    $    240,900
                                             ------------
                                                1,149,212
                                             ------------
 Telephone (1.50%)
   Nextlink Communications Inc.     4,000         151,748
                                             ------------
 Trucking & Freight (1.36%)
   US Freightways Corp.             5,630         138,284
                                             ------------
 Utilities Electrical & Gas
  (2.05%)
   Peco Energy Co.                  5,170         208,413
                                             ------------
 TOTAL COMMON STOCK (97.06%)
   (COST $8,294,069)                            9,846,233
                                             ------------

 --------------------------------------------------------
                                   PAR         MARKET
 SHORT TERM SECURITIES            VALUE         VALUE
 --------------------------------------------------------
 Commercial Paper (1.97%)
   Cooperative Assoc. of
     Tractor
   Dealers, "b", 7.05%,
   due 07/3/2000                 $200,000    $    200,000
                                             ------------

 TOTAL SHORT TERM SECURITIES
  (1.97%)
   (AMORTIZED COST $200,000)                      200,000
                                             ------------

 TOTAL INVESTMENTS (99.03%)
   (AMORTIZED COST $8,494,069)                 10,046,233

   Other net assets (0.97%)                        98,168
                                             ------------

 TOTAL NET ASSETS (100.00%)                  $ 10,144,401
                                             ============

 <F*> Non-income producing securities.

 See accompanying notes to financial statements.

       GENERAL AMERICAN CAPITAL COMPANY SMALL-CAP EQUITY FUND

--------------------------------------------------------------------
 MANAGEMENT DISCUSSION

 In April 2000, the Small-Cap Equity Fund underwent a rebalancing to realign with the smallest 20% (in terms of capitalization) of companies listed on the New York Stock Exchange. Small-cap equities suffered through a trying April and May due to the shift in investor sentiment toward blue-chip stocks. Small-cap stocks bounced back nicely in June as investors began filing back into these issues. The Small-Cap Equity Fund declined 0.5% gross in the first two quarters compared to a 3.0% increase in the Russell 2000 index.

--------------------------------------------------------------------
 GROWTH OF A $10,000 INVESTMENT

                              [GRAPH]

--------------------------------------------------------------------
 ANNUAL RETURNS


PERIODS ENDED JUNE 30, 2000                                   PAST 1 YEAR    LIFE OF FUND<F*>

Annual Returns                                                 (10.91%)          3.88%

 <F*> The Small-Cap Equity Fund began operations on May 1, 1997.

 The fund's performance reflects administrative and management charges, while such charges are not reflected in the performance of the index.

         Past performance is no assurance of future results.

       GENERAL AMERICAN CAPITAL COMPANY SMALL-CAP EQUITY FUND

--------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES

 June 30, 2000 (unaudited)

 ASSETS:
   Investments, at market value:
    (see accompanying schedule)
     Common Stocks                          $69,041,670
     Preferred Stocks                            20,450
     Short term securities                    2,199,211
                                            -----------
       Total investments                     71,261,331
   Cash                                         (20,210)
   Broker receivable                            895,288
   Dividends receivable                          59,641
                                            -----------
       Total assets                          72,196,050
                                            -----------

 LIABILITIES:
   Payable to Conning Asset Management
    Company                                      15,965
   Payable to General American Life
    Insurance Company                             3,193
   Payable to broker                            947,291
                                            -----------
       Total liabilities                        966,449
                                            -----------
         Total net assets                   $71,229,601
                                            ===========

 TOTAL SHARES OF CAPITAL STOCK OUTSTANDING    1,713,801

 Net asset value per share (Total net
  assets divided by total shares of
  capital stock outstanding)                $     41.56

 TOTAL AMORTIZED COST OF INVESTMENTS        $81,001,346

--------------------------------------------------------------------
 STATEMENT OF OPERATIONS

 For the six months ended June 30, 2000
  (unaudited)

 INVESTMENT INCOME:
   Dividends                               $    326,005
   Interest                                     142,808
                                           ------------
     Total investment income                    468,813
                                           ------------
 EXPENSES:
   Investment management charge                  91,397
   Administrative charge                         18,279
                                           ------------
     Total expenses                             109,676
                                           ------------
       Net investment income                    359,137
                                           ------------
 NET REALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments          11,407,769
                                           ------------
 NET UNREALIZED LOSS ON INVESTMENTS:
   Net unrealized loss on investments       (12,157,796)
                                           ------------
 NET DECREASE IN NET ASSETS FROM
  OPERATIONS                               $   (390,890)
                                           ============

---------------------------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS              YEAR ENDED
                                                               ENDED JUNE 30            DECEMBER 31
                                                               -------------            -----------
                                                                 2000<F*>                  1999
                                                               -------------            -----------
 Operations:
     Net investment income                                     $    359,137             $   622,165
     Net realized gain on investments                            11,407,769               2,262,058
     Net unrealized loss on investments                         (12,157,796)             (5,135,892)
                                                               ------------             -----------
         Net decrease in net assets from operations                (390,890)             (2,251,669)
     Capital share transactions                                  (1,863,770)              2,742,426
                                                               ------------             -----------
         Net increase (decrease) in net assets                   (2,254,660)                490,757
     Net assets, beginning of period                             73,484,261              72,993,504
                                                               ------------             -----------
 Net assets, end of period                                     $ 71,229,601             $73,484,261
                                                               ============             ===========

 <F*> Unaudited

 See accompanying notes to the financial statements.

     GENERAL AMERICAN CAPITAL COMPANY SMALL-CAP EQUITY FUND<F*>

--------------------------------------------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

                                                           SIX MONTHS                                         EIGHT MONTHS
                                                             ENDED                  YEAR ENDED                   ENDED
                                                            JUNE 30                 DECEMBER 31                DECEMBER 31
                                                           ----------         -----------------------         ------------
                                                           2000<F**>           1999            1998               1997
                                                           ----------         -------         -------         ------------

 Net asset value, beginning of year <F1>                    $ 41.84           $ 43.55         $ 48.27           $ 36.84
                                                            -------           -------         -------           -------
 Income from operations:
 Net investment income                                         0.20              0.38            0.35              0.29
 Net realized and unrealized gain (loss) on investments       (0.48)            (2.09)          (5.07)            11.14
                                                            -------           -------         -------           -------
 Net increase (decrease) in asset value per share             (0.28)            (1.71)          (4.72)            11.43
                                                            -------           -------         -------           -------
 Net asset value, end of period                             $ 41.56           $ 41.84         $ 43.55           $ 48.27
                                                            =======           =======         =======           =======

 Total return <F2>                                           (0.67%)           (3.93%)         (9.78%)           31.03%

 Net assets, end of period (in thousands)                   $71,230           $73,484         $72,994           $77,646
 Ratio of expenses to average net assets <F3>                 0.30%             0.30%           0.30%             0.30%
 Ratio of net investment income to average net
   assets <F3>                                                0.99%             0.89%           0.76%             0.97%
 Portfolio turnover rate                                     81.19%            23.11%          18.77%            24.47%

 Notes:
 <F1> Components are computed and accumulated on a daily basis.
 <F2> Total return is not annualized for the eight months ended December 31,
 1997. The total return information shown in this table does not reflect expenses that apply to the separate accounts investing in the Fund or to the insurance or variable annuity contracts. Inclusion of these charges would reduce the total return figures for all periods shown.
 <F3> Computed on an annualized basis.

  <F*> Small-Cap Equity Fund began operations May 1, 1997. On May 1, 1997, the assets of General American Separate Account No. 20 were exchanged for shares in the Small-Cap Equity Fund. The net assets, beginning of period, are equal to the market value of the net assets transferred on April 30, 1997. In exchange for the net assets transferred, 1,477,554 shares of the Small-Cap Equity Fund were issued to the General American Separate No. 20.
 <F**> Unaudited

 See accompanying notes to the financial statements.

       GENERAL AMERICAN CAPITAL COMPANY SMALL-CAP EQUITY FUND

--------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - JUNE 30, 2000

 --------------------------------------------------------
                                               MARKET
 COMMON STOCK                      SHARES       VALUE
 --------------------------------------------------------
 Aerospace & Military Technology
  (3.31%)
   Aviall Inc.<F*>                 31,100   $     153,542
   Ducommun Inc.                   28,900         344,979
   EDO Corp.                       30,200         190,622
   Fairchild Corp.<F*>             31,174         151,973
   Heico Corp.<F*>                 31,100         443,175
   Heico Corp.-Class A<F*>         31,100         380,975
   Hi-Shear Industries             18,200          45,500
   Simula Inc.                     30,100          60,200
   Transtechnology Corp.           29,100         320,100
   United Industrial Corp.         29,200         266,449
                                             ------------
                                                2,357,515
                                             ------------
 Air Transport (0.19%)
   Airnet Systems Inc.             29,600         135,035
                                             ------------
 Apparel (2.70%)
   Barry (r.g.)                    29,600         114,699
   Burlington Industries Inc.      31,100          52,466
   Chic by HIS Inc.                22,300             892
   Cone Mills Corp.                31,100         192,416
   Gerber Childrenswear Inc.       29,900         158,829
   Hartmarx Corp.                  31,100          79,678
   Mossimo Inc.                    31,100          24,289
   Oxford Industries<F*>           30,000         540,000
   Pillowtex Corp.                 31,100         132,175
   Skechers Usa Inc.-Class A<F*>   31,100         491,753
   Syms Corp.<F*>                  31,100         122,441
   Worldtex Inc.<F*>               33,410          11,460
                                             ------------
                                                1,921,098
                                             ------------
 Business Machines (1.90%)
   Applied Magnetics Corp.<F*>     52,085             781
   Ballantyne of Omaha Inc.        31,100          68,016
   Cascade Corp.<F*>               30,000         358,110
   ECC International               30,225         103,883
   Genesis Worldwide Inc.          23,600          19,163
   Minolta-Qms Inc.<F*>            31,100          97,188
   Nashua Corp.<F*>                29,100         240,075
   Osmonics Inc.                   28,800         266,400
   Pameco Corp.                    29,100          74,554
   Par Technology<F*>              30,100         127,925
                                             ------------
                                                1,356,095
                                             ------------
 Business Services (8.24%)
   American Retirement Corp.       31,100         172,977
   Angelica Corp.<F*>              29,500         236,000
   Aviation Sales Company          31,100         192,415
   Bush Industries                 31,150         498,400
   Capital Senior Living Corp.     31,100          91,340
   Carriage Services Inc. Class A  31,100         104,963
   Cotelligent Inc.                31,100         176,866


 --------------------------------------------------------
                                               MARKET
 COMMON STOCK                      SHARES       VALUE
 --------------------------------------------------------
 Business Services (continued)
   E4L Inc.<F*>                    34,300    $     27,852
   Ennis Business Forms            31,100         248,800
   GP Strategies Corp.             29,200         138,700
   Healthplan Services Corp.<F*>   30,000          69,360
   JLK Direct Distribution         30,100         154,263
   MSC Software Corp.              30,100         280,291
   Mac-Gray Corp.                  29,100         127,313
   Met-Pro Corp.<F*>               30,000         270,000
   Neff Corp.                      30,200         115,122
   Pediatrix Medical Group Inc.    31,100         361,538
   Rightchoice Managed Care<F*>    29,200         459,900
   TRC Companies Inc.<F*>          29,500         339,250
   Tetra Technologies Inc.         31,100         441,216
   Transmedia Network Inc.         28,800         122,400
   Transportation Components       28,000          54,236
   Unifirst Corp.<F*>              30,000         236,250
   Unigraphics Solutions Inc.      30,000         585,000
   Wackenhut Corp.                 31,118         291,731
   Waterlink Inc.                  29,600          74,000
                                             ------------
                                                5,870,183
                                             ------------
 Chemicals (2.94%)
   Chemfab Inc.                    28,900         343,187
   General Chemical Group Inc.     33,100          22,740
   Mcwhorter Technologies          31,100         604,491
   Octel Corp.                     29,600         231,235
   Oil-Dri Corp.                   29,100         261,900
   Quaker Chemical<F*>             29,400         510,825
   Terra Nitrogen Co. LP           29,400         117,600
                                             ------------
                                                2,091,978
                                             ------------
 Collateralized Asset Backed
  Securities (0.20%)
   Clarion Commercial Hldgs. -
     A<F*>                         25,900         139,213
                                             ------------
 Commercial Banking (2.52%)
   American Banknote Corp.<F*>     38,100           1,181
   Bankatlantic Bancorp Inc. -
     A<F*>                         31,100         116,625
   Community Bank System Inc.<F*>  31,100         690,016
   First Banks America Inc.<F*>    27,700         512,450
   Sterling Bancorp                30,075         473,681
                                             ------------
                                                1,793,953
                                             ------------
 Construction (3.04%)
   Berlitz International           31,100         279,899
   CMI Corp.<F*>                   31,100         108,850
   Cavalier Homes Inc.             26,612          43,245
   Congoleum Corp.                 29,900         119,600
   Corrpro Companies Inc.<F*>      31,100         101,075
   Dayton Superior Corp.            4,100         110,442
   International Aluminum
     Corp.<F*>                     30,000         517,500

                       (continued)

                            51


       GENERAL AMERICAN CAPITAL COMPANY SMALL-CAP EQUITY FUND

--------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - JUNE 30, 2000

 --------------------------------------------------------
                                               MARKET
 COMMON STOCK                      SHARES       VALUE
 --------------------------------------------------------
 Construction (continued)
   M/I Schottenstein Homes
     Inc.<F*>                      31,100    $    489,825
   Washington Homes Inc.<F*>       29,800         178,800
   Willbros Group Inc.             31,100         213,813
                                             ------------
                                                2,163,049
                                             ------------
 Consumer Durables (3.13%)
   Chromcraft Revington            24,400         283,649
   Craig Corp.<F*>                 28,000         108,500
   Crown Crafts Inc.               31,100          34,988
   Enesco Group Inc.<F*>           31,100         147,725
   Mikasa Inc.<F*>                 29,100         320,100
   Royal Appliance Mfg Co.<F*>     31,100         176,866
   SL Industries Inc.              29,608         288,678
   Starrett LS                     31,100         544,250
   Water Pik Technologies Inc.     30,000         187,500
   Global-Tech Appliances Inc.     29,600         140,600
                                             ------------
                                                2,232,856
                                             ------------
 Containers (0.26%)
   Bway Corp.                      27,700         183,513
                                             ------------
 Domestic Oil (5.50%)
   Comstock Resources Inc.         31,100         248,798
   Cross Timbers Royalty Trust     29,000         400,548
   Getty Petroleum Marketing       29,700         126,225
   Giant Industries                31,100         244,913
   Goodrich Petroleum Corp.        30,000         138,750
   Howell Corp.<F*>                29,300         278,350
   Kaneb Services<F*>              31,100         124,400
   Key Production Company Inc.     31,100         544,250
   Meridian Resource Corp.         31,100         176,866
   Patina Oil & Gas Corp.<F*>      31,100         645,325
   Penn Virginia Corp.<F*>         30,200         743,675
   Range Resources Corp.           31,100          97,188
   Tokheim Corp.<F*>               31,100          50,538
   Wiser Oil Co.                   30,700          95,938
                                             ------------
                                                3,915,764
                                             ------------
 Drugs & Medicines (1.15%)
   Advocat Inc.<F*>                10,900           3,814
   Hanger Orthopedic Group Inc.    31,100         153,541
   Molecular Biosystems            27,800          17,375
   Omega Protein Corp.             29,300          58,600
   Pharmaceutical Resources        35,100         184,275
   Sunrise Medical                 29,700         144,788
   Utah Medical Products           24,000         163,488
   Weider Nutrition Intl Inc.<F*>  31,100          93,300
                                             ------------
                                                  819,181
                                             ------------


 --------------------------------------------------------
                                               MARKET
 COMMON STOCK                      SHARES       VALUE
 --------------------------------------------------------
 Electronics (1.97%)
   Bell Industries Inc.<F*>        31,112   $      81,668
   Chyron Corp.<F*>                31,100          89,413
   Franklin Electronic Publishing  31,100         276,013
   Sparton<F*>                     30,100         124,163
   Tech-Sym<F*>                    29,600         832,500
   Global Sources Ltd.                  1              25
                                             ------------
                                                1,403,782
                                             ------------
 Energy & Utilities (0.73%)
   Cascade Natural Gas Corp.       31,100         518,966
                                             ------------
 Energy Raw Materials (0.30%)
   Wilshire Oil Co. of Texas<F*>   29,592         116,503
   Zapata Corp.                    31,140          97,313
                                             ------------
                                                  213,816
                                             ------------
 Finance (Non-Banking) (6.11%)
   Advest Group                    30,600         640,671
   American Residential
     Investment Trust<F*>          31,100         128,288
   Anthracite Capital Inc.<F*>     31,100         221,588
   Atlanta Sosnoff Capital         30,400         304,000
   Bluegreen Corp.<F*>             31,148          85,657
   Delta Financial Corp.           30,000          48,750
   Federal Agricultural Mortgage
     Corp.                         23,700         402,900
   First Republic Bank<F*>         30,760         613,262
   Gabelli Asset Management
     Inc.-Cl. A<F*>                30,700         767,500
   Gabelli Utility Trust           29,200         231,760
   Hallwood                        31,150         241,413
   Microfinancial Inc.<F*>         27,500         275,000
   Nuveen Ny Dividend Adv.
     Muni.<F*>                     29,400         374,850
   Unicapital Corp.                35,000          17,500
                                             ------------
                                                4,353,139
                                             ------------
 Food & Agriculture (1.14%)
   Cooker Restaurant Corp.         30,600          87,974
   Graphic Packaging Intl Corp.    31,100          66,088
   Pepsiamericas Inc.<F*>          29,900          89,700
   Pilgrims Pride Corp.<F*>        30,700         166,916
   Tasty Baking Co.<F*>            27,500         352,330
   Vlasic Foods Int'l.             31,100          50,538
                                             ------------
                                                  813,546
                                             ------------
 Gold (0.47%)
   Coeur D'alene Mines Corp.       31,100          75,790
   Goldcorp Inc-Cl. B              23,100         225,225

                      (continued)

                           52


       GENERAL AMERICAN CAPITAL COMPANY SMALL-CAP EQUITY FUND

--------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - JUNE 30, 2000

 --------------------------------------------------------
                                               MARKET
 COMMON STOCK                      SHARES       VALUE
 --------------------------------------------------------
 Gold (continued)
   Hecla Mining Co.                31,100    $     34,988
                                             ------------
                                                  336,003
                                             ------------
 Industrial Miscellaneous (5.96%)
   Alamo Group<F*>                 28,800         360,000
   Aztec Manufacturing<F*>         30,100         489,124
   Circuit City Stores Carmax      31,100         104,962
   Cornell Companies Inc.          31,100         248,800
   Donnelly Corp.<F*>              29,200         379,600
   Gundle/slt Environmental Inc.   30,400         114,000
   Industrial Distribution         30,300          75,750
   Lydall Inc.                     31,100         330,438
   Media Arts Group Inc.           29,500         119,829
   Oakwood Homes Corp.<F*>         31,100          56,353
   Penn Engineering &
     Manufacturing<F*>             21,700         699,825
   Premiumwear Inc.                31,100         415,963
   Raytech Corp-del                29,000          94,250
   Sola International Inc.         31,100         151,613
   TB Wood's Corp.<F*>             28,300         293,613
   Titan International Inc.<F*>    31,100         165,203
   Transpro Inc.<F*>               28,900         146,292
                                             ------------
                                                4,245,615
                                             ------------
 Insurance (3.68%)
   Acceptance Insurance Co.<F*>    31,128         155,639
   American Med Security Group     29,600         203,500
   Frontier Insurance Group Inc.   42,500          26,563
   Gainsco Inc.<F*>                30,400         152,000
   Highlands Insurance Group       29,200         273,750
   Meadowbrook Insurance
     Group<F*>                     28,400         145,550
   Nymagic Inc.<F*>                29,400         418,950
   Penn-America Group Inc.<F*>     31,100         244,913
   Penn Treaty American            30,000         510,000
   United Wisconsin Services<F*>   30,300         164,741
   Vesta Insurance Group Inc.<F*>  31,100         192,416
   American Safety Ins. Group      31,100         130,216
                                             ------------
                                                2,618,238
                                             ------------
 International Oil (0.37%)
   Benton Oil & Gas Company        31,100          85,525
   EEX Corp.                       31,100         180,753
                                             ------------
                                                  266,278
                                             ------------
 Liquor (0.37%)
   Boston Beer Company Inc. -
     Class A                       31,100         266,278
                                             ------------
 Media (2.56%)
   Canwest Global Comm. Corp.<F*>  27,900         308,630
   Gray Communications System<F*>  31,100         305,153


 --------------------------------------------------------
                                               MARKET
 COMMON STOCK                      SHARES       VALUE
 --------------------------------------------------------
 Media (continued)
   Gray Communications
     System-Cl. B<F*>              29,600    $    288,600
   Thomas Nelson Inc.<F*>          30,900         264,566
   Thomas Nelson Inc.-Class B<F*>  29,900         306,475
   Playboy Enterprises             29,900         351,325
                                             ------------
                                                1,824,749
                                             ------------
 Miscellaneous & Conglomerates
  (0.23%)
   M & F Worldwide Corp.           29,700         167,063
                                             ------------
 Miscellaneous Finance (0.44%)
   Stifel Financial                29,664         311,472
                                             ------------
 Mortgage Backed Securities
  (0.52%)
   Blackrock Strategic Municiple
     Fund<F*>                      29,600         371,835
                                             ------------
 Motor Vehicles (1.53%)
   Brilliance China Auto-Sp.
     Adr.<F*>                      31,100         540,362
   Lamson & Sessions Co.           31,100         476,203
   EK Chor China Motorcycle
     Co.<F*>                       29,500          70,063
                                             ------------
                                                1,086,628
                                             ------------
 Non-Durables & Entertainment
  (1.16%)
   Culp Inc.<F*>                   29,600         151,700
   Dan River Inc.                  30,600         145,350
   John Q Hammons Hotels           29,300         146,500
   Huffy Corp.<F*>                 31,100         101,075
   J. Alexanders Corp.             28,700         107,625
   Tandycrafts Inc.                31,100          87,453
   Trump Hotels & Casino Resort    31,100          87,453
                                             ------------
                                                  827,156
                                             ------------
 Non-Ferrous Metals (3.89%)
   Alpine Group Inc.               30,900         208,574
   Atchison Casting Corp.          31,100         178,824
   Hawk Corp.                      28,400         214,760
   Inco Ltd-Class Vbn. Shares<F*>  19,500          85,313
   Oregon Steel Mills Inc.<F*>     31,100          60,241
   RTI International Metals        31,100         353,763
   Titanium Metals Corp.           31,100         145,766
   Tremont Corp.                   29,100         651,113
   United Park City Mines Co.      29,140         652,008
   Zemex Corp.                     29,788         223,410
                                             ------------
                                                2,773,772
                                             ------------
 Optical Photographic Equipment
  (0.22%)
   Panavision Inc.                 19,400         160,050
                                             ------------
 Paper & Forest Products (1.66%)
   Chesapeake Utilities Corp.      29,900         530,725
   Fibermark Inc.                  30,300         374,963

                      (continued)

                          53


       GENERAL AMERICAN CAPITAL COMPANY SMALL-CAP EQUITY FUND

--------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - JUNE 30, 2000

 --------------------------------------------------------
                                               MARKET
 COMMON STOCK                      SHARES       VALUE
 --------------------------------------------------------
 Paper & Forest Products (continued)
   Republic Group Inc.             31,129    $    280,161
                                             ------------
                                                1,185,849
                                             ------------
 Producer Goods (7.90%)
   Allied Products Corp.           32,950          51,467
   Ameron International            30,500       1,090,374
   Ampco-Pittsburgh Corp.          31,100         345,987
   Bairnco Corp.                   31,100         229,363
   Brown & Sharpe Mfg. Co.<F*>     31,100          87,453
   Chase Industries Inc.<F*>       35,100         326,851
   Coastcast<F*>                   30,300         534,038
   Compx Int'l. Inc.<F*>           30,000         609,360
   Falcon Products Inc.<F*>        30,500         289,750
   Fansteel Inc.<F*>               31,100         122,441
   Hunt Corp.                      28,400         294,650
   Insteel Industries              29,500         182,517
   Katy Inds. Inc.                 31,100         365,425
   Mestek Inc.<F*>                 31,100         548,138
   Pentacon Inc.                   29,700          64,954
   Twin Disc Inc.                  28,500         486,267
                                             ------------
                                                5,629,035
                                             ------------
 Railroads & Shipping (1.48%)
   Sea Containers Ltd.             27,300         646,655
   Todd Shipyards Corp.            30,000         236,250
   OMI Corp.                       31,100         169,091
                                             ------------
                                                1,051,996
                                             ------------
 Real Estate (1.93%)
   America First Mortgage
     Investment<F*>                29,800         149,000
   Amrep Corp.<F*>                 31,100         174,938
   Annaly Mortgage Management<F*>  30,200         268,025
   Apex Mortgage Capital Inc.<F*>  28,800         244,800
   Grubb & Ellis Co.<F*>           30,400         178,600
   Laser Mortgage Mgmt. Inc.<F*>   29,200         111,310
   Milestone Properties Inc.        2,000           7,374
   Novastar Financial Inc.<F*>     27,500         104,830
   Urstadt Biddle-Cl. A<F*>        19,000         135,375
                                             ------------
                                                1,374,252
                                             ------------
 Retail (7.68%)
   Ag. Services of America         31,100         474,274
   Bombay Company                  31,100          91,341
   Cameron Ashley Building Prod.   25,900         474,281
   Catalina Lighting Inc.<F*>      28,300         134,425
   Chart House Enterprises<F*>     30,500         167,750
   Cole National Corp.<F*>         30,300         212,100
   Dave & Buster's Inc.            29,800         186,250
   Delco Remy                      30,000         249,360
   Flooring America Inc.           31,100           2,892


 --------------------------------------------------------
                                               MARKET
 COMMON STOCK                      SHARES       VALUE
 --------------------------------------------------------
 Retail (continued)
   Furr's Restaurant Group Inc.    29,900    $     87,816
   Gottschalks Inc.<F*>            30,000         189,360
   Hancock Fabrics Inc.<F*>        29,700         126,225
   Haverty Furniture Co.<F*>       14,000         154,000
   Homebase Inc.                   31,100          48,578
   Jo-Ann Stores Inc.-Cl. B        29,400         224,175
   Lithia Motors Inc.-Cl. A        30,500         407,938
   Marinemax Inc.                  30,700         214,900
   Mortons Restaurant Group<F*>    29,600         636,400
   Piccadilly Cafeterias Inc.      37,600         105,731
   RDO Equipment Co.               29,500         162,250
   Rowe Furniture Corp.            31,170         118,820
   Sizzler International Inc.<F*>  31,100          79,678
   Sport Supply Group Inc.<F*>     29,900         138,288
   The Sports Authority            31,100          34,988
   Star Gas Partner-Sen Sub. Uts.  14,800          98,968
   UNO Restaurant Corp.            31,135         332,740
   Watsco Inc.                      4,100          51,250
   World Fuel Services Corp.       31,125         268,453
                                             ------------
                                                5,473,231
                                             ------------
 Soaps & Cosmetics (1.19%)
   Carson Inc.                     29,100         130,951
   Guest Supply Inc.               28,900         525,604
   Revlon Inc.                     30,200         190,622
                                             ------------
                                                  847,177
                                             ------------
 Steel (1.17%)
   Amcast Industrial Corp.<F*>     30,000         262,500
   Birmingham Steel                31,100         120,513
   Huntco Inc.                     29,600          79,535
   Keystone Consolidated
     Industries<F*>                28,600         107,250
   Rouge Industries Inc.-Class
     A<F*>                         31,100          93,300
   WHX Corp.                       31,000         170,500
                                             ------------
                                                  833,598
                                             ------------
 Tires Rubber Goods (0.23%)
   China Tire Holdings Ltd.<F*>    30,600         166,372
                                             ------------
 Tobacco (0.29%)
   Dimon Inc.<F*>                  31,100          66,087
   Standard Commercial Corp.<F*>   31,144         142,079
                                             ------------
                                                  208,166
                                             ------------
 Travel & Recreation (2.36%)
   American Skiing Company         29,800          81,949
   Carmike Cinemas                 31,100         120,512
   Global Vacation Group Inc.      29,800          87,523
   Jackpot Enterprises<F*>         31,119         392,877

                      (continued)

                          54


       GENERAL AMERICAN CAPITAL COMPANY SMALL-CAP EQUITY FUND

--------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - JUNE 30, 2000

 --------------------------------------------------------
                                               MARKET
 COMMON STOCK                      SHARES       VALUE
 --------------------------------------------------------
 Travel & Recreation (continued)
   K2 Inc.                         30,400    $    252,685
   Lodgian Inc.                    31,100          75,791
   Meristar Hotels & Resorts Inc.  31,100          89,413
   Resortquest Int'l. Inc.         30,000         153,750
   Silverleaf Resorts Inc.         30,000          80,610
   Sunburst Hospitality Corp.      29,500         130,892
   Sunterra Corp.                  31,100           7,153
   Westcoast Hospitality Corp.     29,300         205,100
                                             ------------
                                                1,678,255
                                             ------------
 Trucking & Freight (1.26%)
   Allied Holdings Inc.            29,200         175,200
   Greenbrier Companies Inc.<F*>   29,400         213,150
   International Shipholding<F*>   29,425         257,469
   Maritrans Inc.<F*>              29,200         177,010
   Matlack Systems Inc.            30,000          65,610
                                             ------------
                                                  888,439
                                             ------------
 Utilities Electrical & Gas
  (3.04%)
   Bangor Hydro Electric           31,000         726,547
   Central Vermont Public Service  31,100         342,100
   Chart Industries                31,125         151,734
   Conectiv Inc.-Class A<F*>       28,600         697,125
   Green Mountain Power Corp.      30,300         249,975
                                             ------------
                                                2,167,481
                                             ------------
 TOTAL COMMON STOCK (96.92%)
   (COST $78,773,505)                          69,041,670
                                             ------------

 ---------------------------------------------------------
                                   PAR          MARKET
 CONTINGENT RIGHTS                VALUE          VALUE
 ---------------------------------------------------------
 (0.00%)
   Hills Store Value Rights     $   14,300    $          0
   Wahlco Litigation Rights          1,100               0
                                              ------------
                                                         0
                                              ------------
 TOTAL (0.00%)
   (AMORTIZED COST $0)                                   0
                                              ------------

 ---------------------------------------------------------
                                                MARKET
 PREFERRED STOCK                  SHARES         VALUE
 ---------------------------------------------------------
 (0.03%)
   O'Sullivan Industries            40,900          20,450
                                              ------------
 TOTAL (0.03%)
   (AMORTIZED COST $28,630)                         20,450
                                              ------------

 ---------------------------------------------------------
                                   PAR          MARKET
 SHORT TERM INVESTMENTS           VALUE          VALUE
 ---------------------------------------------------------
 Commercial Paper (3.09%)
   Centennial Energy Holdings,
   7.20%, due 07/03/2000        $ 2,200,00       2,199,211
                                              ------------
 TOTAL SHORT TERM SECURITIES
  (3.09%)
   (AMORTIZED COST $2,199,211)                   2,199,211
                                              ------------
 TOTAL INVESTMENTS (100.04%)
   (AMORTIZED COST
     $81,001,346)                               71,261,331

   Other net liabilities
    (-0.04%)                                       (31,730)
                                              ------------
 TOTAL NET ASSETS (100.00%)                   $ 71,229,601
                                              ============

 <F*> Non-income producing securities.

 See accompanying notes to financial statements.

                  GENERAL AMERICAN CAPITAL COMPANY
                   NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2000

NOTE 1--ORGANIZATION
General American Capital Company (the Company), commenced operations on October 1, 1987, and is registered under the Investment Company Act of 1940 as amended, as an open-end diversified management investment company. The Company offers to its shareholders eight separate investment funds (the Funds) which operate as distinct investment vehicles. These are the S & P 500 Index Fund, Money Market Fund, Bond Index Fund, Managed Equity Fund, Asset Allocation Fund, International Index Fund, Mid-Cap Equity Fund and Small-Cap Equity Fund. The International Index and Mid-Cap Equity Funds began operations on February 16, 1993. The Small-Cap Equity Fund began operations on May 1, 1997. As of June 30, 2000, the Company sells its shares to separate accounts established by General American Life Insurance Company (General American), RGA Reinsurance Company (RGA) a wholly owned subsidiary of Reinsurance Group of America, Inc., which is a majority owned subsidiary of General American, Security Equity Life Insurance Company (Security Equity), Cova Financial Services Life Insurance Company, Cova Financial Life Insurance, and First Cova Financial Life Insurance Company, wholly owned subsidiaries of General American Life Insurance Company.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Company in the preparation of financial statements. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENTS:
   Common stocks of domestic companies are valued based on the closing sale price on the New York Stock Exchange for securities traded on that exchange, and for securities not so traded, at the last bid price of over-the-counter market quotations as of the close of business on June 30. Common stocks of foreign companies are valued based on the closing sale price on the primary exchange for which the security is listed. The market values for bonds and short term securities with maturities of 60 days or more at date of valuation are determined daily by an independent pricing service based on current market conditions. Short term securities with maturities of less than 60 days at date of valuation are valued at amortized cost, which approximates market value.

B. REPURCHASE AGREEMENTS:
   Short-term investments include repurchase agreements with a member bank of the Federal Reserve System or a primary dealer in U.S. Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the underlying U.S. Government securities at a mutually agreed upon time and price.

C. FOREIGN CURRENCY TRANSLATIONS:
   Securities and other assets and liabilities denominated in foreign currencies are translated each business day into U.S. dollars based upon the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated into U.S. dollars based upon the prevailing exchange rate on the respective dates of the transactions.

   In accordance with Statement of Position (SOP) 93-4, "Foreign Currency Accounting and Financial Statement Presentation for Investment Companies," reported net realized gains or losses from foreign currency transactions arise from sales of portfolio securities and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent actually received or paid. Reported net unrealized gains and losses from foreign currency transactions arise from changes in the value of assets and liabilities, including investments in securities at June 30, resulting from changes in the exchange rate.

D. DERIVATIVE FINANCIAL INSTRUMENTS:
   A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

   The Capital Company has a variety of reasons to use derivative instruments, such as to attempt to protect the Company against possible changes in the market value of its portfolio and to manage the portfolio's effective yield, maturity and duration. All of the Company's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation on securities. Upon disposition, a realized gain or loss is recognized accord-ingly, except when taking delivery of a security underlying a futures contract. In these instances the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. The Capital Company's utilization of derivative financial instruments is substantially limited to the use of forward exchange contracts to hedge foreign currency transactions, interest rate futures contracts to manage interest rate risk and S&P 500 Index futures contracts to manage performance.

   Forward Foreign Currency Contracts:
   The International Index Fund enters into forward exchange contracts to hedge foreign currency transactions and not to engage in currency speculation. The Fund's forward exchange contracts do not subject the company to risk from exchange rate movements because gains and losses on such contracts offset losses and gains, respectively, on the assets being hedged. At June 30, the Company had no open foreign currency exchange contracts that obligate it to receive or deliver currency at specified future dates. The forward exchange contracts generally require the Company to exchange U.S. dollars for foreign currencies at maturity, at rates agreed to at inception of the contracts. The U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. If the counterparties to the exchange contracts (primarily AA rated international banks) do not fulfill their obligations to deliver the contracted currencies, the Company could be at risk for any currency related fluctuations.

   Futures Contracts:
   A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Company generally invests in futures on U. S. Treasury Bonds and the S&P 500 Index and typically closes the contract prior to the delivery date. Upon entering into futures contracts, the Company maintains, in a segregated account with a custodian, securities with a value equal to its obligation under the futures contracts. During the period the futures contract is open, payments are received from or made to the custodian based upon changes in the value of the contract (the variation margin). U. S. Treasury Bond futures contracts are entered into in the Asset Allocation Fund to hedge market price risks of fixed-rate bonds. S&P 500 Index futures contracts are entered into in the S & P 500 Index Fund to manage and more closely track the performance of the S&P 500 Index.

   At June 30, 2000, the Company had no open U.S. Treasury Bond futures contracts.

E. INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME:
   Investment transactions are recorded on a trade date basis (date the order to buy or sell is executed). Dividends are recognized as income on the ex-dividend date while interest income and amortization of premium and dis-count are recorded on an accrual basis.

F. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS:
   No provision for Federal income taxes is necessary because each Fund qualifies as a "regulated investment company" under Subchapter M of the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized gains to its shareholders. At June 30, 2000, the Bond Index Fund had an accumulated capital loss carryforward for tax purposes of $2,564,814. Of this amount, $1,702,964, $182,350, $230,746, and $448,754 will expire on December 31, 2002, 2003,
   2007, and 2008 respectively.

G. CONSENT DIVIDENDS:
   The Funds follow the accounting practice known as consent dividending, whereby substantially all of its net investment income and realized gains are treated as being distributed daily to their shareholders and are immediately reinvested in that Fund.

H. USE OF ESTIMATES:
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

NOTE 3--MANAGEMENT AND ADMINISTRATIVE FEES
The Company has entered into an Investment Advisory Agreement with Conning Asset Management Company (Investment Advisor) with respect to all of its Funds. Certain officers and directors of the Company are also officers and directors of the Investment Advisor. For its services to the Funds, the Investment Advisor charges a fee, which is accrued daily against each Fund. The fees charged each Fund, stated as an annual percentage of the average daily value of the net assets, are:

      S & P 500 Index Fund                      .250 Percent
      Money Market Fund                         .125 Percent
      Bond Index Fund                           .250 Percent
      Asset Allocation Fund                     .500 Percent
      Small-Cap Equity                          .250 Percent

The fee (percentage effective March 1, 1997) charged the Managed Equity Fund is stated as a series of annual percentages of the average daily net assets of that Fund. The percentages decrease with respect to assets of the Fund above certain amounts as follows:

                                              INVESTMENT
                      ASSETS                     FEE
      --------------------------------------------------
      First $10 million                          .40%
      Next $20 million                           .30%
      Balance over $30 million                   .25%

The fee charged the International Index Fund is stated as a series of annual percentages of the average daily net assets of that Fund. The percentages decrease with respect to assets of the fund above certain amounts as follows:

                                              INVESTMENT
                      ASSETS                     FEE
      --------------------------------------------------
      First $10 million                          .50%
      Next $10 million                           .40%
      Balance over $20 million                   .30%

The fee charged for the Mid-Cap Equity Fund is stated as a series of annual percentages of the average daily net assets of that Fund. The percentages decrease with respect to assets of the Fund above certain amounts as follows:

                                              INVESTMENT
                      ASSETS                     FEE
      --------------------------------------------------
      First $10 million                          .55%
      Next $10 million                           .45%
      Balance over $20 million                   .40%

All operational expenses of the Company are paid by General
American, which charges administrative fees to each Fund in return. Certain officers and directors of the Company are also officers and directors of General American, RGA, Security Equity and Cova.

The administrative expenses are charged at an annual rate based on the average daily value of the net assets in each Fund, as follows:

      S & P 500 Index Fund                        .05 Percent
      Money Market Fund                           .08 Percent
      Bond Index Fund                             .05 Percent
      Managed Equity Fund                         .10 Percent
      Asset Allocation Fund                       .10 Percent
      International Index Fund                    .30 Percent
      Mid-Cap Equity Fund                         .10 Percent
      Small-Cap Equity Fund                       .05 Percent

NOTE 4--INVESTMENT OBJECTIVES AND MANAGER CHANGES
Effective January 1, 1997, the International Equity Fund became the International Index Fund. The investment objective of the International Index Fund is to obtain investment results that parallel the price and yield performance of publicly traded common stocks in the Morgan Stanley Capital International Europe, Australia, and Far East Index ("EAFE Index"). The portfolio manager of the International Index Fund is Conning Asset Management Company. The total investment advisor fees were reduced as a result of the changes.

Effective January 1, 1997, the Special Equity Fund became the Mid-Cap Equity Fund. The investment objective of the Mid-Cap Equity Fund is to seek sustained growth of capital by investing primarily in common stocks of United States-based publicly traded companies with "medium market capitalizations." "Medium market capitalization companies" are those whose market capitalization falls within the range of the S&P Mid-Cap 400 at the time of the Fund's investment. The portfolio manager of Mid-Cap Equity Fund is Conning Asset Management Company and the total management fee rate remains unchanged from that of the Special Equity Fund.

Effective March 1, 1997, the portfolio manager for the Managed
Equity Fund became Conning Asset Management Company. The total investment advisor charges were reduced due to this change.

The Small-Cap Equity Fund commenced operations on May 1, 1997 subsequent to a transfer of assets from General American Life Insurance Company Separate Account No. 20, which had similar investment objectives, policies, and limitations, in exchange for shares of the Small-Cap Equity Fund. Separate Account No. 20 was not registered under the Registered Investment Company Act of 1940 and has a different fee and expense structure than the Small-Cap Equity Fund. While Separate Account No. 20 continues to exist, its assets now consist solely of shares of the Small-Cap Equity Fund. The Small-Cap Equity Fund's portfolio of investments on May 1, 1997 was the same as the portfolio of Separate Account No. 20 immediately prior to the transfer. Separate accounts which invested in Separate Account No. 20 prior to the transfer now invest directly in the Small-Cap Equity Fund. The Small-Cap Equity Fund seeks to provide a rate of return that corresponds to the performance of the common stock of small companies, while incurring a level of risk that is generally equal to the risks associated with small company common stock. The Fund attempts to duplicate the performance of the smallest 20% of companies, based on capitalization size, that are based in the United States and listed on the New York Stock Exchange.

NOTE 5--INVESTMENTS
The amortized cost of investments for federal income tax purposes as of June 30, 2000, is as follows:

                     S & P 500          MONEY           BOND          MANAGED
                       INDEX           MARKET          INDEX          EQUITY
                        FUND            FUND            FUND           FUND
                    ------------    -------------   ------------    -----------
Bonds               $        -0-    $        -0-    $102,022,254    $       -0-
Common stocks        452,891,055             -0-             -0-     51,459,998
Preferred stocks             -0-             -0-             -0-            -0-
Short term
 securities            2,919,614     244,332,086         865,000        450,000
                    ------------    ------------    ------------    -----------
Total               $455,810,669    $244,332,086    $102,887,254    $51,909,998
                    ============    ============    ============    ===========


                       ASSET        INTERNATIONAL     MID-CAP        SMALL-CAP
                     ALLOCATION         INDEX          EQUITY         EQUITY
                        FUND            FUND            FUND           FUND
                    ------------    -------------   ------------    -----------
Bonds               $ 32,756,763    $        657    $        -0-    $       -0-
Common stocks         75,585,846      10,451,142       8,294,069     78,773,505
Preferred stocks             -0-             -0-             -0-         28,630
Warrants                     -0-           2,900             -0-            -0-
Short term
 securities            1,620,000         290,000         200,000      2,199,211
                    ------------    ------------    ------------    -----------
Total               $109,962,609    $ 10,744,699    $  8,494,069    $81,001,346
                    ============    ============    ============    ===========

Gross unrealized gains and losses by fund for the period ended June 30, 2000 excluding the Money Market Fund, which has no unrealized gains or losses, are as follows:

                     S & P 500          BOND          MANAGED
                       INDEX           INDEX          EQUITY
                        FUND            FUND           FUND
                    ------------    ------------    -----------
Unrealized gains    $362,390,917    $    899,343    $10,121,216
Unrealized losses     46,387,054       2,688,946      4,636,015
                    ------------    ------------    -----------
Net unrealized
 gain (loss) on
 investments        $316,003,863    $ (1,789,603)   $ 5,485,201
                    ============    ============    ===========

                       ASSET        INTERNATIONAL     MID-CAP        SMALL-CAP
                     ALLOCATION         INDEX          EQUITY         EQUITY
                        FUND            FUND            FUND           FUND
                    ------------    -------------   ------------    -----------
Unrealized gains    $ 55,493,250    $  5,325,690    $  2,234,734    $ 4,126,224
Unrealized losses      5,768,278       2,428,913         682,570     13,866,239
                    ------------    ------------    ------------    -----------
Net unrealized
 gain (loss) on
 investments        $ 49,724,972    $  2,896,777    $  1,552,164    $(9,740,015)
                    ============    ============    ============    ===========

Purchases and proceeds from sales and maturities of other than short term securities and United States government obligations for the period ended June 30, 2000 were as follows:

                     S & P 500          BOND          MANAGED
                       INDEX           INDEX          EQUITY
                        FUND            FUND           FUND
                    ------------    ------------    -----------
Purchases           $ 63,656,675    $ 13,830,501    $24,801,997
                    ============    ============    ===========
Sales and
 Maturities         $182,463,082    $  1,718,165    $23,206,449
                    ============    ============    ===========

                       ASSET        INTERNATIONAL     MID-CAP        SMALL-CAP
                     ALLOCATION         INDEX          EQUITY         EQUITY
                        FUND            FUND            FUND           FUND
                    ------------    -------------   ------------    -----------
Purchases           $ 24,744,303    $  3,852,132    $  4,110,164    $55,139,461
                    ============    ============    ============    ===========
Sales and
 Maturities         $ 30,295,995    $  3,634,975    $  3,964,684    $55,676,063
                    ============    ============    ============    ===========

Purchases and proceeds from sales and maturities of United States government obligations for the period ended June 30, 2000 were as follows:

                     S & P 500          MONEY           BOND          MANAGED
                       INDEX           MARKET          INDEX          EQUITY
                        FUND            FUND            FUND           FUND
                    ------------    -------------   ------------    -----------
Purchases           $        -0-    $        -0-    $ 24,910,162    $       -0-
                    ============    ============    ============    ===========
Sales and
 Maturities         $        -0-    $        -0-    $  5,906,065    $       -0-
                    ============    ============    ============    ===========

                       ASSET        INTERNATIONAL     MID-CAP        SMALL-CAP
                     ALLOCATION         INDEX          EQUITY         EQUITY
                        FUND            FUND            FUND           FUND
                    ------------    -------------   ------------    -----------
Purchases           $  9,320,399    $        -0-    $        -0-    $       -0-
                    ============    ============    ============    ===========
Sales and
 Maturities         $     45,318    $        -0-    $        -0-    $       -0-
                    ============    ============    ============    ===========

NOTE 6--CAPITAL STOCK
As of June 30, 2000, in the aggregate, there were five hundred million (500,000,000) shares of $.01 par value capital stock authorized. On May 1, 1997 share of the Company, as noted below, were exchanged for cash and invested assets, less any investment related liabilities of General American Separate Account No. 20. The unrealized appreciation at the time of the exchange was $12,703,457 for Separate Account No. 20.

Transactions in capital stock were as follows:

                                      S & P 500 INDEX FUND
                  ------------------------------------------------------------
                          Period ended                    Year ended
                          June 30, 2000                December 31, 1999
                  ----------------------------    ----------------------------
                    Shares          Amount          Shares          Amount
                  -----------    -------------    -----------    -------------
Shares sold         1,361,075    $  81,395,013      2,229,547    $ 120,801,525
Shares redeemed    (3,381,856)    (202,313,256)    (1,340,916)     (72,982,746)
                  -----------    -------------    -----------    -------------
Net increase/
  decrease         (2,020,781)   $(120,918,243)       888,631    $  47,818,779
                  ===========    =============    ===========    =============


                                       MONEY MARKET FUND
                  ------------------------------------------------------------
                          Period ended                    Year ended
                          June 30, 2000                December 31, 1999
                  ----------------------------   -----------------------------
                    Shares          Amount          Shares          Amount
                  -----------    -------------    -----------    -------------
Shares sold        10,020,191    $ 206,014,049     19,793,694    $ 390,585,161
Shares redeemed   (10,941,222)    (224,529,303)   (19,355,827)    (382,586,268)
                  -----------    -------------    -----------    -------------
Net increase/
 decrease            (921,031)   $ (18,515,254)       437,867    $   7,998,893
                  ===========    =============    ===========    =============

                                         BOND INDEX FUND
                  ------------------------------------------------------------
                         Period ended                     Year ended
                         June 30, 2000                 December 31, 1999
                  ----------------------------    ----------------------------
                    Shares          Amount          Shares          Amount
                  -----------    -------------    -----------    -------------
Shares sold         1,547,114    $  38,524,528        918,585    $  22,788,862
Shares redeemed      (415,987)     (10,301,293)      (760,971)     (18,773,314)
                  -----------    -------------    -----------    -------------
Net increase        1,131,127    $  28,223,235        157,614    $   4,015,548
                  ===========    =============    ===========    =============

                                      MANAGED EQUITY FUND
                  ------------------------------------------------------------
                          Period ended                    Year ended
                          June 30, 2000                December 31, 1999
                  ----------------------------    ----------------------------
                     Shares          Amount          Shares          Amount
                  -----------    -------------    -----------    -------------
Shares sold           185,996    $   6,214,920        454,594    $  16,267,788
Shares redeemed      (305,161)     (10,704,758)      (426,521)     (15,654,170)
                  -----------    -------------    -----------    -------------
Net increase/
 decrease            (119,165)   $  (4,489,838)        28,073    $     613,618
                  ===========    =============    ===========    =============

                                     ASSET ALLOCATION FUND
                  ---------------------------------------------------------
                          Period ended                    Year ended
                          June 30, 2000                December 31, 1999
                  ----------------------------    ----------------------------
                     Shares          Amount          Shares         Amount
                  -----------    -------------    -----------    -------------
Shares sold           194,719    $   9,415,797        447,962    $  18,307,872
Shares redeemed      (222,053)     (10,634,074)      (481,295)     (19,546,774)
                  -----------    -------------    -----------    -------------
Net decrease          (27,334)   $  (1,218,277)       (33,333)   $  (1,238,902)
                  ===========    =============    ===========    =============

                                   INTERNATIONAL INDEX FUND
                  ------------------------------------------------------------
                          Period ended                    Year ended
                          June 30, 2000                December 31, 1999
                  ----------------------------    ----------------------------
                    Shares          Amount          Shares          Amount
                  -----------    -------------    -----------    -------------
Shares sold            35,704    $     883,127         71,856    $   1,535,707
Shares redeemed       (26,587)        (653,274)       (59,924)      (1,291,923)
                  -----------    -------------    -----------    -------------
Net increase            9,117    $     229,853         11,932    $     243,784
                  ===========    =============    ===========    =============


                                      MID-CAP EQUITY FUND
                  ------------------------------------------------------------
                          Period ended                    Year ended
                          June 30, 2000                December 31, 1999
                  ----------------------------    ----------------------------
                    Shares          Amount          Shares          Amount
                  -----------    -------------    -----------    -------------
Shares sold            41,912    $   1,029,090        102,443    $   2,189,769
Shares redeemed       (46,938)      (1,118,942)       (95,869)      (2,030,407)
                  -----------    -------------    -----------    -------------
Net increase/
 decrease              (5,026)   $     (89,852)         6,574    $     159,362
                  ===========    =============    ===========    =============

                                     SMALL-CAP EQUITY FUND
                  ------------------------------------------------------------
                          Period ended                    Year ended
                          June 30, 2000                December 31, 1999
                  ----------------------------    ----------------------------
                    Shares          Amount          Shares          Amount
                  -----------    -------------    -----------    -------------
Shares sold           226,464    $   9,243,388        431,691    $  17,701,638
Shares redeemed      (268,897)     (11,107,158)      (351,469)     (14,959,212)
                  -----------    -------------    -----------    -------------
Net increase/
 decrease             (42,433)   $  (1,863,770)        80,222    $   2,742,426
                  ===========    =============    ===========    =============

                  GENERAL AMERICAN CAPITAL COMPANY

                           June 30, 2000

      BOARD OF DIRECTORS

        Theodore M. Armstrong
        Alan C. Henderson
        Richard A. Liddy, Chairman
        Matthew P. McCauley
        Harry E. Rich

      INVESTMENT ADVISOR

        Conning Asset Management Company

      CUSTODIAN

        Bank of New York

      LEGAL COUNSEL

        Stephen E. Roth
        Sutherland, Asbill & Brennan, Washington D.C.

      If distributed to prospective investors, this report must be preceded or accompanied by a current prospectus.
      The prospectus is incomplete without reference to the financial data contained in this annual report.

                                 60